UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway
, Short Hills, NJ 07078-2705
(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end: _12/31

Date of reporting period:  12/31/20

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report and Shareholder Letter
Franklin Mutual
European Fund
A Series of Franklin Mutual Series Funds
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual European Fund Shareholder:
2020 was a year that felt like it contained several different years within it. There were periods of stability and dramatic moves down and up in financial markets. For those of us
who lived through it, 2020 was chaotic and memorable. The
year ended with surging stock prices despite an ongoing
pandemic. If one had gone to sleep on December 31, 2019,
and woke up on December 31, 2020, a quick glance at the
MSCI World Index (USD), which was up +16.50% for the
12 months, might cause one to think this was just another
good year in a long bull market.
1
Much of this performance
was driven by a few mega capitalization U.S. technology
stocks. However, U.S. technology stocks are not a large
part of European equity markets, which produced a range of
positive to slightly negative returns for the year, according to
MSCI indices.
The year began with a continuation of trends from 2019.
Accommodative central bank policy was supporting a
resilient economy, which displayed modest growth. Then
COVID-19 exploded from a regional issue into a global
pandemic. The response to the spread of the virus was
lockdown and physical distancing measures in attempts to
flatten the curve of the contagion. Consumer and business
spending fell, and manufacturing and other activity came to
a virtual halt. This led to a dramatic share price plunge in equity markets.
In response, governments acted directly through fiscal policy and central banks, using a whatever-it-takes approach to
stabilize economies. The efforts worked and were reflected
by market stabilization and the beginning of a recovery
in prices. Markets continued to rally in the second half of
the year on signs of global economic resilience despite
widespread shutdowns. Investor sentiment was buoyed by
hopes for continued stimulus measures and very positive
developments on the vaccine front. Valuations were also
supported by investors’ willingness to look through the
current situation to 2021 and beyond, when widespread
vaccinations are expected to become available and reignite
global economies.
During the year, there was significant market volatility and continued variance between the performance of growth
equities and value equities. Many growth stocks benefited
from the changes in work and life caused by the pandemic
and continued to grow during the year. As a result, the MSCI
Europe Growth Index (USD) ended the year up +15.88%,
while the MSCI Europe Value Index (USD) recovered from
the spring selloff, but trailed its growth counterpart, ending the year down -4.47% for the 12 months ended December
31, 2020.
1
Market volatility and economic uncertainty can often
present what we consider opportunities. During periods of
market fluctuation, we used our bottom-up, fundamentally
driven investment process to add select positions to the
portfolio that historically had not met our investment criteria.
However, given the decline in price, these stocks were now,
in our opinion, attractively valued. We also moved capital
between existing positions to reflect market shifts. We
were encouraged to see value equities do quite well in the
fourth quarter on both an absolute and relative basis. Our
expectation is that earnings will continue to improve for the overall market as 2021 progresses and COVID vaccinations
allow for accelerated reopening of the global economy.
We would expect many of our value holdings to benefit
from such a scenario. It is important to remember that the
market historically rewards investors who take a long-term
perspective. To that end, we recognize the importance
of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
This is my first letter to you as president and chief
investment officer of Franklin Mutual Series. I have been
director of research and a portfolio manager for Franklin
Mutual Series since January 2010 and have worked with
Peter Langerman, chairman and chief executive officer of
Franklin Mutual Series, to steward the platform. I want to
thank Peter for his significant contributions and 30+ years of dedicated service and leadership. I look forward to working
with Peter through mid-2021 to complete the leadership
transition, and I wish him the very best in his well-deserved retirement.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Not part of the annual report
2
On the following pages, the portfolio management team
reviews investment decisions that pertain to performance
during the past 12 months considering the economic
environment and other factors. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
Contents
Annual Report
Franklin Mutual European Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered
Public Accounting Firm 40
Tax Information 41
Board Members and Officers 42
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report
ANNUAL REPORT
Franklin Mutual European Fund
This annual report for Franklin Mutual European Fund covers
the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
The Fund normally invests at least 80% of its net assets
in securities of European companies that we believe are
available at market prices less than their intrinsic value. The
Fund invests primarily in equity securities, mainly common
stocks, with a focus on mid- and large cap companies. To
a lesser extent, the Fund also invests in merger arbitrage
securities and the debt and equity of distressed companies.
The Geographic Composition table on this page lists the
leading European countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -6.23% cumulative
total return for the 12 months ended December 31, 2020.
For comparison, the Fund’s new primary benchmark, the
MSCI Europe Value Index-NR (Local Currency), which
tracks value equity performance in Europe’s developed
markets, posted a -11.37% total return, and the Fund’s
new secondary benchmark, the MSCI Europe Value Index-
NR (USD), which tracks equity performance in Europe’s
developed markets, posted a -5.07% total return.
1
Also for
comparison, the Fund’s former primary benchmark, the
MSCI Europe Index-NR (Local Currency), posted a -2.21%
total return, and the Fund’s former secondary benchmark,
the MSCI Europe Index-NR (USD), posted a +5.38% total
return.
1
The MSCI Europe Value Index-NR (Local Currency)
is replacing the MSCI Europe Index-NR (Local Currency) as
the Fund's primary benchmark, and the MSCI Europe Value
Index-NR (USD) is replacing the MSCI Europe Index-NR
(USD) as the Fund's secondary benchmark. The investment
manager believes the composition of the MSCI Europe
Value Index-NR (Local Currency) and the MSCI Europe
Value Index-NR (USD) more accurately reflects the Fund's
current investment strategy and portfolio characteristics.
You can find more of the Fund’s performance data in the
Performance Summary on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about economic stimulus measures,
easing lockdown restrictions, and vaccine and treatment
development. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
Geographic Composition
12/31/20
% of Total
Net Assets
Germany 25.0%
United Kingdom 24.3%
France 12.3%
Netherlands 11.2%
Switzerland 9.4%
Greece 3.2%
Belgium 2.9%
United States 2.0%
Spain 1.5%
Sweden 1.5%
Other 0.9%
Short-Term Investments & Other Net Assets 5.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Investment Strategy
We follow a distinctive value investment approach that
combines investments in what we believe are undervalued
common stocks with, to a lesser extent, distressed debt
investing and merger arbitrage. Our style aims to provide
our shareholders with superior risk-adjusted results over
time. We employ rigorous, fundamental analysis to find
compelling situations. In our opinion, successful investing
is as much about assessing risk and containing losses as it
is about achieving profits. In choosing investments, we look at the market price of an individual company’s securities
relative to our evaluation of its intrinsic value based on
factors including book value, cash flow generation, long-
term earnings potential and earnings multiples. Our portfolio selection process generally includes an assessment of
the potential impacts of any material environmental, social
and governance (ESG) factors on the long-term risk and
return profile of a company. We may invest in bankrupt or
distressed companies if we believe the market overreacted
to adverse developments or failed to appreciate positive
changes, including restructuring. In addition, it is our practice to hedge the Fund’s currency exposure when we deem it
advantageous for our shareholders.
Manager’s Discussion
A year ago, we reflected on a decade of overall equity
market strength and solid, but weaker, returns for our
value equity investing strategy. 2020 turned out to be
an amplification of this performance gap, rather than a
correction. The year started with a continuation of strong
performance from market-darling growth stocks. The gap
extended as COVID-19 led to lockdowns and people working
from home. The market leaders often benefited from these
changes, with technology tools being adopted more quickly
than before. Meanwhile, the lockdowns and disruption
severely impacted many companies thought of as value
stocks.
The European Central Bank implemented supportive
monetary policies and automatic stabilizers providing fiscal support. Despite these measures, the recovery came slowly
and only accelerated when the prospects of an effective
vaccine helped markets understand when the health crisis
might be over. By the end of 2020, the MSCI Europe Value
Index (USD) was down -4.47% and the MSCI Europe
Growth Index (USD) ended the year up +15.88%.
1
Despite the U.K. departing the European Union on
December 31, 2020, cohesion in the region improved
throughout the year. Citizens generally approve of how their governments have handled the pandemic and the European
Recovery Fund was established to provide loans and grants
to countries hardest hit by the pandemic. This fund also
enables common bond issuances by the European Union,
another step towards integration. As we step back and look
at the European region, we have increasingly seen signs of
Europe taking a leadership position in terms of its approach to data privacy and protection of its citizens, the green
economy and its regulation of technology companies in a
drive to create more competitive, less monopolistic markets.
In our opinion, Europe’s "man on the moon" moment has
finally arrived.
Our traditional value equity investment approach is
complemented with two other strategies, distressed
investing and merger arbitrage. We were active in the latter strategy in 2020. Within merger arbitrage, which involves
trading the stocks of companies involved in a merger or
acquisition (M&A), activity has climbed in tandem with
increasing confidence about an end to the pandemic crisis.
Significant new deals have been announced and some
Top 10 Industries
12/31/20
% of Total
Net Assets
a
Insurance 9.1%
Pharmaceuticals 6.8%
Oil, Gas & Consumable Fuels 6.3%
Diversified Telecommunication Services 6.2%
Chemicals 6.2%
Trading Companies & Distributors 6.1%
Construction Materials 6.0%
Banks 6.0%
Beverages 4.8%
Auto Components 3.1%

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present attractive investment opportunities. We have seen
an increase in contested deals, including our investment
in U.K.-based security services provider G4S. We initially
invested in the stock as a value equity, with the company
focused on restructuring following many legacy missteps.
Having put legacy issues behind it, the company was able
to deleverage its balance sheet following a sale of the
majority of its cash solutions business. With a new strategy in place to drive profitable growth, the company received
takeover bids from private companies Allied Universal and
GardaWorld. Initially, the bidders appeared to be taking
advantage of the company’s pandemic-related depressed
stock price but have subsequently increased their offers.
We expect an ongoing acceleration of M&A activity given a
recovering economy, strong equity markets, and the hope
for increasing regulatory and trade predictability under the incoming U.S. administration.
Fund Performance
Turning to Fund performance, top positive contributors
included Covestro, Siemens and Anheuser-Busch Inbev.
Covestro is listed among the Fund’s largest positions in the
Top 10 Holdings table on this page.
The stock price of Germany-based polymer manufacturer
Covestro posted strong returns for the year, despite
weakness related to the company’s lockdown-induced
price decline in March. Covestro cut its dividend in half in
May, in solidarity with employee pay cuts, but by summer,
expectations had clearly bottomed and began to increase.
The company’s EBITDA (earnings before interest, taxes,
depreciation and amortization) guidance given in April
bottomed at €700-1200M, with consensus near the low end,
before increasing through the last half of the year to €1,440-
1500M as of early December. Robust demand recovery,
strong cost control, and multiple industry outages drove
the improved results. Despite an acquisition which required
equity financing and received mixed reviews, a strong
balance sheet and robust recovery from a cyclical bottom
drove the company’s shares to more than double from the
bottom.
Shares of Germany-based industrial company Siemens
declined early in the year due to the company’s direct
and indirect exposure to China’s economy. The shares
rebounded strongly as the Chinese economy, the first
to be shut down in response to COVID-19, led other
countries out of lockdown. Siemens’ share price also
benefited from company specific actions including the
spinoff to shareholders of its energy division, a change in
chief executive officer and the sale of one of its portfolio companies. Siemens has now completed a multi-year
restructuring that has seen it spin off its health care
and energy businesses, reduce the size of its corporate
overhead, and become a focused industrial company with
exposure to digital industries, smart infrastructure and
mobility.
The price of Belgium-based beverages company Anheuser-
Busch Inbev fluctuated early in the year. After reporting
fourth-quarter revenue growth which was below consensus,
the stock began a downward trend that lasted through the
March COVID-related downturn. While the price quickly
recovered off its bottom, first-quarter results inspired
additional price variation after earnings per share fell short of consensus expectations. However, things began to
change as widespread lockdowns went into effect. Demand
for the company’s products rose, bringing sales volumes
and earnings per share with it. The second quarter brought
above-expected earnings, propelling the stock price upward
after the July announcement. A positive earnings surprise
again in late October helped support the stock price. The
beverages company outperformed the broader market for
the year and was among the leading contributors to returns.
During the period under review, Fund investments that
detracted from performance included Barclays, Standard
Chartered and BP.
After the March decline, the stock of U.K.-based banking
company Barclays continued to fluctuate throughout the
remainder of 2020. Continued investor concerns over
Brexit and pandemic-related economic effects provided a
headwind for the stock, as did the industry-wide suspension
of dividends in April. Results for the first half of 2020 were
Top 10 Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Rexel SA 3.5%
Trading Companies & Distributors, France
Novartis AG 3.5%
Pharmaceuticals, Switzerland
Covestro AG 3.4%
Chemicals, Germany
GlaxoSmithKline plc 3.3%
Pharmaceuticals, United Kingdom
LafargeHolcim Ltd. 3.2%
Construction Materials, Switzerland
Hellenic Telecommunications Organization SA 3.2%
Diversified Telecommunication Services, Greece
Cie Generale des Etablissements Michelin SCA 3.1%
Auto Components, France
Deutsche Telekom AG 3.0%
Diversified Telecommunication Services,
Germany
Vossloh AG 2.9%
Machinery, Germany
ASR Nederland NV 2.9%
Insurance, Netherlands

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Annual Report
far less favorable than the prior year. Earnings per share
fell year-over-year, largely due to elevated credit reserves to account for potential losses as a result of the COVID-19
pandemic. With our expectations for continued difficulties
given the low interest-rate environment, ongoing pandemic,
and Brexit, we exited our position in Barclays.
The stock of London-based banking and financial services
company Standard Chartered fell in early January, as
COVID-19 began to spread across parts of Asia and
Europe. The uncertain operating environment brought
on by the pandemic, combined with a low interest-rate
environment, created a headwind for Standard Chartered’s
operating profits during the year. In addition, geopolitical tension between the U.S. and China, pertaining to the
Hong Kong national security law passed at the end of June
and supported by the business community, was a source
of concern. We have also exited our position in Standard
Chartered.
U.K.-based oil and gas company BP began the year on a
positive note by reporting positive fourth-quarter results and increasing its dividend. However, the stock price slid during
March, due in part to cratering gasoline demand caused
by reduced commuter and business travel. The COVID-19
pandemic brought travel to a halt for several months during
the period, putting downward pressure on the price of oil.
A pricing disagreement between Russia and Saudi Arabia
exacerbated the issue. BP responded to the crisis by
substantially reducing its capital expenditures. The belt-
tightening continued as the company cut jobs significantly
in June, then cut its dividend in half. In our opinion, the
company used the downturn to accelerate changes already
underway, positioning the company to be a leader in the
energy transition, with ambitious goals toward zero carbon
emissions. Nevertheless, it may take time to convince
investors of their ability to execute on this transition, and the share price continues to show very little positive expectation.
During the period, the Fund held currency forwards and
futures seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
negative overall impact on the Fund’s performance as the
U.S. dollar fell against most currencies during the period.
As fellow shareholders, we found recent absolute
performance disappointing, but our strategy of seeking
undervalued stocks can lag the European growth equity
markets at times. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
European Fund. We look forward to continuing to serve your
investment needs.
Katrina Dudley, CFA
Co-Portfolio Manager
Mandana Hormozi
Co-Portfolio Manager
Todd Ostrow
Co-Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Franklin Mutual European Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge. For other share classes, visit franklintempleton.com
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year -6.23% -6.23%
5-Year +15.28% +2.88%
10-Year +53.06% +4.35%
A
3
1-Year -6.50% -11.63%
5-Year +13.79% +1.47%
10-Year +48.92% +3.47%
See page 9 for Performance Summary footnotes.

Franklin Mutual European Fund
Performance Summary
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See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/11– 12/31/20 )
Class A
(1/1/11– 12/31/20 )

Franklin Mutual European Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the
U.K. from the European Union may increase market volatility. The Fund’s investments in smaller-company stocks carry an increased risk of price fluctuation, especially over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmen-
tal or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI Europe Index-NR (Local Currency and USD) is a market capitalization-weighted index designed to measure equity market performance of developed markets in Europe. The MSCI Europe Value Index-NR (Local Currency and USD) is a market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in European developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Z $0.4604
A $0.3933
C $0.2403
R $0.3875
R6 $0.4883
Total Annual Operating Expenses
5
Share Class
Z 1.04%
A 1.29%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,179.76 $5.99 $1,019.64 $5.55 1.09%
A $1,000 $1,178.41 $7.37 $1,018.37 $6.83 1.35%
C $1,000 $1,174.19 $11.45 $1,014.61 $10.61 2.09%
R $1,000 $1,176.84 $8.75 $1,017.10 $8.11 1.60%
R6 $1,000 $1,180.93 $5.40 $1,020.18 $5.01 0.99%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.31 $17.89 $20.93 $19.20 $19.48
Income from investment operations
a
:
Net investment income
b
......................... 0.56
c
0.54 0.49 0.35 0.63
d
Net realized and unrealized gains (losses) ........... (1.92) 3.46 (2.80) 1.65 (0.17)
Total from investment operations .................... (1.36) 4.00 (2.31) 2.00 0.46
Less distributions from:
Net investment income .......................... (0.46) (0.58) (0.73) (0.27) (0.47)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.46) (0.58) (0.73) (0.27) (0.74)
Net asset value, end of year ....................... $19.49 $21.31 $17.89 $20.93 $19.20
Total return .................................... (6.23)% 22.28% (11.12)% 10.45% 2.40%
Ratios to average net assets
Expenses
e ,f
.................................... 1.08%
g
1.04% 1.04%
g
1.04% 1.06%
g
Expenses - incurred in connection with securities sold short —% —% —%
h
—% —%
Net investment income ........................... 3.19%
c
2.77% 2.38% 1.75% 3.42%
d
Supplemental data
Net assets, end of year (000’s) ..................... $450,864 $789,012 $958,149 $1,328,622 $1,175,972
Portfolio turnover rate ............................ 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.50%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.67 $17.37 $20.33 $18.66 $18.95
Income from investment operations
a
:
Net investment income
b
......................... 0.54
c
0.49 0.41 0.31 0.57
d
Net realized and unrealized gains (losses) ........... (1.91) 3.33 (2.69) 1.58 (0.18)
Total from investment operations .................... (1.37) 3.82 (2.28) 1.89 0.39
Less distributions from:
Net investment income .......................... (0.39) (0.52) (0.68) (0.22) (0.41)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.39) (0.52) (0.68) (0.22) (0.68)
Net asset value, end of year ....................... $18.91 $20.67 $17.37 $20.33 $18.66
Total return
e
................................... (6.50)% 21.98% (11.29)% 10.14% 2.12%
Ratios to average net assets
Expenses
f ,g
.................................... 1.33%
h
1.29% 1.29%
h
1.29% 1.31%
h
Expenses - incurred in connection with securities sold short —% —% —%
i
—% —%
Net investment income ........................... 3.14%
c
2.52% 2.13% 1.50% 3.17%
d
Supplemental data
Net assets, end of year (000’s) ..................... $272,579 $512,218 $564,038 $714,915 $769,297
Portfolio turnover rate ............................ 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.25%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.93 $17.56 $20.38 $18.70 $18.97
Income from investment operations
a
:
Net investment income
b
......................... 0.38
c
0.35 0.29 0.15 0.44
d
Net realized and unrealized gains (losses) ........... (1.90) 3.35 (2.72) 1.60 (0.19)
Total from investment operations .................... (1.52) 3.70 (2.43) 1.75 0.25
Less distributions from:
Net investment income .......................... (0.24) (0.33) (0.39) (0.07) (0.25)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.24) (0.33) (0.39) (0.07) (0.52)
Net asset value, end of year ....................... $19.17 $20.93 $17.56 $20.38 $18.70
Total return
e
................................... (7.15)% 21.01% (11.96)% 9.37% 1.32%
Ratios to average net assets
Expenses
f ,g
.................................... 2.08%
h
2.04% 2.04%
h
2.04% 2.06%
h
Expenses - incurred in connection with securities sold short —% —% —%
i
—% —%
Net investment income ........................... 2.18%
c
1.77% 1.38% 0.75% 2.42%
d
Supplemental data
Net assets, end of year (000’s) ..................... $34,693 $61,743 $78,149 $179,123 $209,196
Portfolio turnover rate ............................ 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 1.50%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.27 $17.05 $19.97 $18.35 $18.62
Income from investment operations
a
:
Net investment income
b
......................... 0.53
c
0.43 0.35 0.22 0.52
d
Net realized and unrealized gains (losses) ........... (1.92) 3.27 (2.64) 1.60 (0.18)
Total from investment operations .................... (1.39) 3.70 (2.29) 1.82 0.34
Less distributions from:
Net investment income .......................... (0.39) (0.48) (0.63) (0.20) (0.34)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.39) (0.48) (0.63) (0.20) (0.61)
Net asset value, end of year ....................... $18.49 $20.27 $17.05 $19.97 $18.35
Total return .................................... (6.76)% 21.70% (11.54)% 9.92% 1.86%
Ratios to average net assets
Expenses
e ,f
.................................... 1.58%
g
1.54% 1.54%
g
1.54% 1.56%
g
Expenses - incurred in connection with securities sold short —% —% —%
h
—% —%
Net investment income ........................... 3.19%
c
2.27% 1.88% 1.25% 2.92%
d
Supplemental data
Net assets, end of year (000’s) ..................... $714 $733 $731 $821 $626
Portfolio turnover rate ............................ 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.00%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.29 $17.87 $20.91 $19.19 $19.47
Income from investment operations
a
:
Net investment income
b
......................... 0.64
c
0.69 0.56 0.41 0.66
d
Net realized and unrealized gains (losses) ........... (1.97) 3.33 (2.85) 1.62 (0.17)
Total from investment operations .................... (1.33) 4.02 (2.29) 2.03 0.49
Less distributions from:
Net investment income .......................... (0.49) (0.60) (0.75) (0.31) (0.50)
Net realized gains ............................. — — — — (0.27)
Total distributions ............................... (0.49) (0.60) (0.75) (0.31) (0.77)
Net asset value, end of year ....................... $19.47 $21.29 $17.87 $20.91 $19.19
Total return .................................... (6.10)% 22.35% (10.94)% 10.63% 2.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.00% 0.94% 0.92% 0.88% 0.89%
Expenses net of waiver and payments by affiliates
e ,f
..... 0.97% 0.93% 0.91% 0.88% 0.89%
g
Expenses - incurred in connection with securities sold short —% —% —%
h
—% —%
Net investment income ........................... 3.61%
c
2.88% 2.51% 1.91% 3.59%
d
Supplemental data
Net assets, end of year (000’s) ..................... $33,407 $44,561 $149,796 $294,660 $311,784
Portfolio turnover rate ............................ 24.04% 12.16% 35.42% 17.33% 16.43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Net investment income per share includes approximately $0.17 per share related to a nonrecurring distribution. The amount although initially recorded as dividend income, is subject to recharacterization once the issuer provides information regarding the actual composition of the distribution. Excluding this amount, the ratio of net investment income to average net assets would have been 2.67%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2020
Franklin Mutual European Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.4%
Aerospace & Defense 1.9%
BAE Systems plc ..................................... United Kingdom 2,234,016 $ 14,899,237
Auto Components 3.1%
Cie Generale des Etablissements Michelin SCA .............. France 188,454 24,265,734
Banks 6.0%
a
BNP Paribas SA ...................................... France 257,709 13,605,578
CaixaBank SA ........................................ Spain 4,563,741 11,730,559
a
ING Groep NV ....................................... Netherlands 1,612,920 14,997,294
a
UniCredit SpA ........................................ Italy 771,574 7,229,481
47,562,912
Beverages 4.8%
Anheuser-Busch InBev SA/NV ........................... Belgium 323,438 22,566,141
Heineken NV ........................................ Netherlands 138,418 15,425,782
37,991,923
Chemicals 6.2%
BASF SE ........................................... Germany 275,615 21,786,239
b
Covestro AG, 144A, Reg S .............................. Germany 438,428 27,014,164
48,800,403
Commercial Services & Supplies 2.5%
a
G4S plc ............................................ United Kingdom 5,780,207 20,079,155
Construction & Engineering 1.2%
Vinci SA ............................................ France 98,960 9,857,750
Construction Materials 6.0%
HeidelbergCement AG ................................. Germany 299,418 22,294,240
a
LafargeHolcim Ltd. .................................... Switzerland 467,999 25,687,439
47,981,679
Diversified Telecommunication Services 6.2%
Deutsche Telekom AG .................................. Germany 1,286,312 23,479,499
Hellenic Telecommunications Organization SA ................ Greece 1,576,585 25,353,483
48,832,982
Electrical Equipment 0.3%
a
Siemens Energy AG ................................... Germany 64,972 2,381,289
Energy Equipment & Services 1.0%
Tenaris SA, ADR ...................................... United States 506,016 8,070,955
Health Care Providers & Services 2.4%
Fresenius SE & Co. KGaA ............................... Germany 414,080 19,148,597
Hotels, Restaurants & Leisure 2.8%
a
Accor SA ........................................... France 605,170 21,956,948
Household Durables 2.2%
Berkeley Group Holdings plc ............................. United Kingdom 27,829 1,800,322
Husqvarna AB, B ..................................... Sweden 897,871 11,654,076
Persimmon plc ....................................... United Kingdom 57,576 2,173,238
a
Taylor Wimpey plc ..................................... United Kingdom 899,076 2,033,824
17,661,460
Household Products 2.5%
Reckitt Benckiser Group plc ............................. United Kingdom 218,547 19,507,666

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 2.0%
Siemens AG ......................................... Germany 111,048 $ 15,996,727
Insurance 9.1%
ASR Nederland NV .................................... Netherlands 566,900 22,683,208
a
Conduit Holdings Ltd. .................................. United States 1,190,000 8,193,367
Direct Line Insurance Group plc .......................... United Kingdom 4,185,514 18,307,549
NN Group NV ........................................ Netherlands 523,042 22,612,154
71,796,278
Machinery 2.9%
a
Vossloh AG .......................................... Germany 451,563 22,977,933
Oil, Gas & Consumable Fuels 6.3%
BP plc .............................................. United Kingdom 4,474,679 15,442,095
a
Cairn Energy plc ...................................... United Kingdom 7,532,242 21,599,025
Royal Dutch Shell plc, A ................................ Netherlands 726,387 12,739,141
49,780,261
Pharmaceuticals 6.8%
GlaxoSmithKline plc ................................... United Kingdom 1,437,929 26,313,097
Novartis AG ......................................... Switzerland 292,890 27,577,923
53,891,020
Road & Rail 0.0%
a,c,d,e
Euro Wagon LP ....................................... Jersey 16,127,149 —
Software 2.3%
b
Avast plc, 144A, Reg S ................................. United Kingdom 2,474,452 18,170,666
Textiles, Apparel & Luxury Goods 2.7%
Cie Financiere Richemont SA ............................ Switzerland 236,443 21,360,740
Tobacco 2.5%
British American Tobacco plc ............................. United Kingdom 541,864 20,124,603
Trading Companies & Distributors 6.1%
a
Kloeckner & Co. SE ................................... Germany 2,101,070 20,549,097
a
Rexel SA ........................................... France 1,769,660 27,932,302
48,481,399
Wireless Telecommunication Services 1.6%
Vodafone Group plc ................................... United Kingdom 7,772,597 12,767,330
Total Common Stocks (Cost $673,925,156) .....................................
724,345,647
Preferred Stocks 2.8%
Automobiles 2.8%
f
Volkswagen AG, 3.18% ................................. Germany 118,072 22,066,658
Total Preferred Stocks (Cost $15,239,772) ......................................
22,066,658
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 122,855
Total Warrants (Cost $—) .....................................................
122,855
Total Long Term Investments (Cost $689,164,928) ...............................
746,535,160
a

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.1%
g
FHLB, 1/04/21 ....................................... United States 2,000,000 $ 2,000,000
g
U.S. Treasury Bills ,
1/05/21 ........................................... United States 4,500,000 4,500,000
h
1/14/21 ........................................... United States 3,000,000 2,999,971
h
1/21/21 ........................................... United States 2,500,000 2,499,959
h
1/28/21 ........................................... United States 2,500,000 2,499,921
h
4/01/21 ........................................... United States 3,400,000 3,399,425
h
7/01/21 ........................................... United States 7,000,000 6,997,398
22,896,674
Total U.S. Government and Agency Securities (Cost $24,895,965) .................
24,896,674
Total Short Term Investments (Cost $24,895,965 ) ................................
24,896,674
a
Total Investments (Cost $714,060,893) 97.3% ...................................
$771,431,834
Other Assets, less Liabilities 2.7% .............................................
20,825,742
Net Assets 100.0% ...........................................................
$792,257,576
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $45,184,830, representing 5.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 10 regarding restricted securities.
e
See Note 12 regarding holdings of 5% voting securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
The security was issued on a discount basis with no stated coupon rate.
h
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2020, the aggregate value of these securities pledged amounted to $16,460,253, representing 2.1% of net assets.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,104 $ 168,994,800 3/15/21 $ (996,167)
Foreign Exchange GBP/USD ................... Short 1,347 114,991,706 3/15/21 (1,707,880)
Total Futures Contracts ...................................................................... $(2,704,047)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Buy 3,875,941 4,722,951 1/15/21 $ 13,462 $ —
Euro ............. HSBK Sell 8,095,563 9,327,310 1/15/21 — (565,496)
Euro ............. SSBT Sell 53,697,503 61,260,858 1/15/21 — (4,357,669)
Euro ............. UBSW Buy 2,857,621 2,325,998 1/15/21 — (15,244)
Euro ............. UBSW Sell 55,679,367 63,556,608 1/15/21 — (4,483,761)
British Pound ...... BNY Buy 110,356 147,253 1/19/21 3,690 —
British Pound ...... BOFA Buy 991,591 1,292,281 1/19/21 63,993 —
British Pound ...... HSBK Buy 5,899,533 7,774,548 1/19/21 294,687 —
British Pound ...... SSBT Sell 13,886,988 17,395,007 1/19/21 — (1,599,267)
British Pound ...... UBSW Buy 1,067,724 1,387,044 1/19/21 73,362 —
British Pound ...... HSBK Sell 35,813,013 46,710,600 2/16/21 — (2,283,429)
British Pound ...... UBSW Sell 459,531 597,776 2/16/21 — (30,886)
Swedish Krona ..... HSBK Buy 18,775,621 2,301,494 2/16/21 — (17,999)
Swedish Krona ..... HSBK Sell 13,528,735 1,631,608 2/16/21 1,205 (14,966)
Swedish Krona ..... UBSW Sell 100,870,147 11,915,101 2/16/21 — (352,749)
Swiss Franc ....... HSBK Sell 20,806,503 23,444,819 2/16/21 — (87,321)
Swiss Franc ....... UBSW Sell 20,806,503 23,438,005 2/16/21 — (94,135)
Euro ............. UBSW Sell 32,729,195 38,795,879 2/23/21 — (1,234,707)
Euro ............. BNY Sell 1,429,790 1,682,239 4/07/21 — (68,229)
Euro ............. BOFA Sell 1,000,000 1,185,710 4/07/21 — (38,574)
Euro ............. HSBK Sell 2,172,997 2,577,196 4/07/21 — (83,168)
Euro ............. SSBT Sell 2,326,093 2,758,979 4/07/21 — (88,818)
Euro ............. UBSW Sell 19,722,042 23,348,201 4/07/21 — (797,170)
British Pound ...... HSBK Sell 1,865,691 2,543,328 4/23/21 — (9,931)
Total Forward Exchange Contracts ................................................... $450,399 $(16,223,519)
Net unrealized appreciation (depreciation) ............................................ $(15,773,120)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual European Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
See Note 11 regarding other derivative information.
See Abbreviations on page 39 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Mutual
European Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $707,778,384
Cost - Controlled affiliates (Note 3 f and 12 ) ...................................................... 6,282,509
Value - Unaffiliated issuers .................................................................. $771,431,834
Value - Controlled affiliates (Note 3 f and 12 ) ..................................................... —
Cash .................................................................................... 5,359,136
Receivables:
Investment securities sold ................................................................... 3,998,494
Capital shares sold ........................................................................ 789,411
Dividends ............................................................................... 6,292,276
European Union tax reclaims (Note 1 f ) ......................................................... 26,410,621
Deposits with brokers for:
Futures contracts ........................................................................ 6,431,710
Variation margin on futures contracts ........................................................... 517,336
Unrealized appreciation on OTC forward exchange contracts .......................................... 450,399
Other assets .............................................................................. 327,766
Total assets .......................................................................... 822,008,983
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,966,759
Management fees ......................................................................... 589,253
Distribution fees .......................................................................... 87,937
Transfer agent fees ........................................................................ 162,767
Trustees' fees and expenses ................................................................. 134,175
IRS closing agreement fees for European Union tax reclaims (Note 1 f ) ................................. 8,912,801
Unrealized depreciation on OTC forward exchange contracts .......................................... 16,223,519
Accrued expenses and other liabilities ........................................................... 1,674,196
Total liabilities ......................................................................... 29,751,407
Net assets, at value ................................................................. $792,257,576
Net assets consist of:
Paid-in capital ............................................................................. $943,775,378
Total distributable earnings (losses) ............................................................. (151,517,802)
Net assets, at value ................................................................. $792,257,576

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
European Fund
Class Z:
Net assets, at value ....................................................................... $450,863,878
Shares outstanding ........................................................................ 23,134,391
Net asset value and maximum offering price per share ............................................. $19.49
Class A:
Net assets, at value ....................................................................... $272,579,294
Shares outstanding ........................................................................ 14,412,175
Net asset value per share
a
.................................................................. $18.91
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $20.01
Class C:
Net assets, at value ....................................................................... $34,692,897
Shares outstanding ........................................................................ 1,809,839
Net asset value and maximum offering price per share
a
............................................. $19.17
Class R:
Net assets, at value ....................................................................... $714,135
Shares outstanding ........................................................................ 38,615
Net asset value and maximum offering price per share ............................................. $18.49
Class R6:
Net assets, at value ....................................................................... $33,407,372
Shares outstanding ........................................................................ 1,716,199
Net asset value and maximum offering price per share ............................................. $19.47
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Mutual
European Fund
Investment income:
Dividends: (net of foreign taxes of $1,553,519)
Unaffiliated issuers ........................................................................ $25,808,579
Interest:
Unaffiliated issuers ........................................................................ 252,682
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 503
Other income (Note 1 f ) ....................................................................... 24,008,404
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 f ) .............................. (8,912,801)
Total investment income ................................................................... 41,157,367
Expenses:
Management fees (Note 3 a ) ................................................................... 8,257,435
Distribution fees: (Note 3c )
    Class A ................................................................................ 906,512
    Class C ................................................................................ 402,020
    Class R ................................................................................ 3,060
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 675,418
    Class A ................................................................................ 485,198
    Class C ................................................................................ 53,472
    Class R ................................................................................ 822
    Class R6 ............................................................................... 16,585
Custodian fees (Note 4 ) ...................................................................... 132,727
Reports to shareholders ...................................................................... 108,936
Registration and filing fees .................................................................... 96,573
Professional fees ........................................................................... 178,380
Trustees' fees and expenses .................................................................. 70,142
Other .................................................................................... 108,663
Total expenses ......................................................................... 11,495,943
Expense reductions (Note 4 ) ............................................................... (10,983)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (9,914)
Net expenses ......................................................................... 11,475,046
Net investment income ................................................................ 29,682,321
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (187,330,918)
Foreign currency transactions ................................................................ (53,967)
Forward exchange contracts ................................................................. (17,513,396)
Futures contracts ......................................................................... (16,033,919)
Net realized gain (loss) .................................................................. (220,932,200)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 31,358,496
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,351,422
Forward exchange contracts ................................................................. (1,736,644)
Futures contracts ......................................................................... 1,981,154
Net change in unrealized appreciation (depreciation) ............................................ 32,954,428
Net realized and unrealized gain (loss) ............................................................ (187,977,772)
Net increase (decrease) in net assets resulting from operations .......................................... $(158,295,451)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual European Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $29,682,321 $41,950,270
Net realized gain (loss) ................................................. (220,932,200) 55,462,083
Net change in unrealized appreciation (depreciation) ........................... 32,954,428 224,438,946
Net increase (decrease) in net assets resulting from operations ................ (158,295,451) 321,851,299
Distributions to shareholders:
Class Z ............................................................. (10,843,330) (20,967,947)
Class A ............................................................. (6,539,024) (12,671,231)
Class C ............................................................. (465,752) (972,882)
Class R ............................................................. (14,566) (16,815)
Class R6 ............................................................ (851,982) (1,222,857)
Total distributions to shareholders .......................................... (18,714,654) (35,851,732)
Capital share transactions: (Note 2 )
Class Z ............................................................. (227,283,400) (321,483,450)
Class A ............................................................. (185,469,446) (150,432,479)
Class C ............................................................. (19,544,155) (29,238,553)
Class R ............................................................. 50,875 (117,087)
Class R6 ............................................................ (6,753,561) (127,323,705)
Total capital share transactions ............................................ (438,999,687) (628,595,274)
Net increase (decrease) in net assets ................................... (616,009,792) (342,595,707)
Net assets:
Beginning of year ....................................................... 1,408,267,368 1,750,863,075
End of year ........................................................... $792,257,576 $1,408,267,368

Franklin Mutual Series Funds
25
franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Mutual European Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual European Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements
26
franklintempleton.com
Annual Report
Franklin Mutual European Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
27
franklintempleton.com
Annual Report
Franklin Mutual European Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2020, the Fund had no securities sold short.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
28
franklintempleton.com
Annual Report
Franklin Mutual European Fund
(continued)
securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2020,
the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Fund, if any,
reduce the amounts of foreign taxes Fund shareholders
can use as tax credits in their individual income tax returns.
In the event that EU reclaims received by the Fund during
the fiscal year exceed foreign withholding taxes paid, and
the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
During the fiscal year ended December 31, 2020, the Fund
received EU reclaims in excess of the foreign taxes paid
during the year.
The Fund determined to enter into a closing agreement with
the IRS and recorded the estimated fees as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
29
franklintempleton.com
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Franklin Mutual European Fund
(continued)
and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 3,375,088 $58,616,261 4,771,932 $94,210,649
Shares issued in reinvestment of distributions .......... 537,877 10,019,489 916,245 19,535,245
Shares redeemed ............................... (17,811,853) (295,919,150) (22,203,969) (435,229,344)
Net increase (decrease) .......................... (13,898,888) $(227,283,400) (16,515,792) $(321,483,450)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,581,794 $56,839,029 3,580,834 $69,916,200
Shares issued in reinvestment of distributions .......... 308,074 5,527,258 473,589 9,797,244
Shares redeemed ............................... (14,259,425) (247,835,733) (11,746,709) (230,145,923)
Net increase (decrease) .......................... (10,369,557) $(185,469,446) (7,692,286) $(150,432,479)
Class C Shares:
Shares sold ................................... 106,324 $1,854,156 149,698 $2,911,176
Shares issued in reinvestment of distributions .......... 25,992 455,449 44,429 929,543
Shares redeemed
a
.............................. (1,271,750) (21,853,760) (1,694,293) (33,079,272)
Net increase (decrease) .......................... (1,139,434) $(19,544,155) (1,500,166) $(29,238,553)
Class R Shares:
Shares sold ................................... 9,455 $165,585 6,114 $118,329
Shares issued in reinvestment of distributions .......... 829 14,566 829 16,815
Shares redeemed ............................... (7,862) (129,276) (13,638) (252,231)
Net increase (decrease) .......................... 2,422 $50,875 (6,695) $(117,087)
Class R6 Shares:
Shares sold ................................... 386,102 $6,622,641 354,277 $7,045,227
Shares issued in reinvestment of distributions .......... 9,215 171,502 13,656 290,912
Shares redeemed ............................... (772,654) (13,547,704) (6,655,454) (134,659,844)
Net increase (decrease) .......................... (377,337) $(6,753,561) (6,287,521) $(127,323,705)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,765
CDSC retained .............................................................................. $5,880
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $1,231,495, of which $446,390 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2021.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $4,493,000 $(4,493,000) $ — $ — $—
a
— $—
Total Affiliated Securities .... $— $4,493,000 $(4,493,000) $— $— $— $—
a
As of December 31, 2020, no longer held by the Fund.
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
33
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Franklin Mutual European Fund
(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2020, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, corporate actions, futures contracts, pass-through entity income and wash sales.
a
Projected benefit obligation at December 31, 2020 ...... $134,175
b
Decrease in projected benefit obligation .............. $(70)
Benefit payments made to retired trustees ............. $(1,001)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The decrease in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $43,265,381
Long term ................................................................................ 188,159,242
Total capital loss carryforwards ............................................................... $231,424,623
2020 2019
Distributions paid from:
Ordinary income .......................................................... $18,714,654 $35,851,732
Cost of investments .......................................................................... $697,876,044
Unrealized appreciation ........................................................................ $155,749,171
Unrealized depreciation ........................................................................ (100,670,548)
Net unrealized appreciation (depreciation) .......................................................... $55,078,623
Distributable earnings:
Undistributed ordinary income ................................................................... $7,294,752

Franklin Mutual Series Funds
Notes to Financial Statements
34
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Franklin Mutual European Fund
(continued)
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$213,229,419 and $665,004,475, respectively.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual European Fund
16,127,149 Euro Wagon LP ............................. 12/08/05 - 1/02/08 $ 6,282,509 $ —
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual European Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 2,704,047
a
Unrealized appreciation on OTC
forward exchange contracts
450,399 Unrealized depreciation on OTC
forward exchange contracts
16,223,519
Total .................... $450,399 $18,927,566

Franklin Mutual Series Funds
Notes to Financial Statements
35
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Franklin Mutual European Fund
(continued)
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of futures contracts represented
$357,501,728. The average month end contract value of forward exchange contracts was $609,574,392.
At December 31, 2020, the Fund's OTC derivative assets and liabilities are as follows:
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Mutual European Fund
Foreign exchange contracts ..
Futures contracts $(16,033,919) Futures contracts $1,981,154
Forward exchange contracts (17,513,396) Forward exchange contracts (1,736,644)
Total .................... $(33,547,315) $244,510
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual European Fund
Derivatives
Forward exchange contracts ............................. $ 450,399 $ 16,223,519
Total ............................................. $450,399 $16,223,519
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
36
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Franklin Mutual European Fund
(continued)
At December 31, 2020, OTC derivative assets, which ma y be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 39 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Mutual European Fund
Counterparty
BNY. . . . . . . . . . . . . . . . . . . . . . $3,690 $(3,690) $— $— $—
BOFA .................... 63,992 (38,574) — — 25,418
HSBK ................... 309,355 (309,355) — — —
SSBT .................... — — — — —
UBSW ................... 73,362 (73,362) — — —
Total ................... $450,399 $(424,981) $ — $— $25,418
1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual European Fund
Counterparty
BNY. . . . . . . . . . . . . . . . . . . . . . $68,229 $(3,690) $— $— $64,539
BOFA .................... 38,574 (38,574) — — —
HSBK ................... 3,062,310 (309,355) (2,174,798) — 578,157
SSBT .................... 6,045,754 — (6,045,754) — —
UBSW ................... 7,008,652 (73,362) (6,935,290) — —
Total ................... $16,223,519 $(424,981) $(15,155,842) $— $642,696
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Statement of Investments for securities pledged as collateral for derivatives.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
37
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Annual Report
Franklin Mutual European Fund
(continued)
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended December 31, 2020, investments in “affiliated companies” were as follows:
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Mutual European Fund
Controlled Affiliates
a
Dividends
Euro Wagon LP .......... $ — $ — $ — $ — $ — $ — 16,127,149 $ —
Total Affiliated Securities
(Value is —% of Net Assets) $— $— $— $— $— $— $—
a
Issuer in which the Fund owns 25% or more of the outstanding voting securities.

Franklin Mutual Series Funds
Notes to Financial Statements
38
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Franklin Mutual European Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the yea r .
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 14,899,237 $ — $ 14,899,237
Auto Components ...................... — 24,265,734 — 24,265,734
Banks ............................... — 47,562,912 — 47,562,912
Beverages ........................... 15,425,782 22,566,141 — 37,991,923
Chemicals ........................... — 48,800,403 — 48,800,403
Commercial Services & Supplies ........... — 20,079,155 — 20,079,155
Construction & Engineering ............... — 9,857,750 — 9,857,750
Construction Materials .................. — 47,981,679 — 47,981,679
Diversified Telecommunication Services ..... — 48,832,982 — 48,832,982
Electrical Equipment .................... 2,381,289 — — 2,381,289
Energy Equipment & Services ............. 8,070,955 — — 8,070,955
Health Care Providers & Services .......... — 19,148,597 — 19,148,597
Hotels, Restaurants & Leisure ............. — 21,956,948 — 21,956,948
Household Durables .................... — 17,661,460 — 17,661,460
Household Products .................... — 19,507,666 — 19,507,666
Industrial Conglomerates ................ — 15,996,727 — 15,996,727
Insurance ............................ 8,193,367 63,602,911 — 71,796,278
Machinery ............................ — 22,977,933 — 22,977,933
Oil, Gas & Consumable Fuels ............. — 49,780,261 — 49,780,261
Pharmaceuticals ....................... — 53,891,020 — 53,891,020
Road & Rail .......................... — — —
a
—
Software ............................. — 18,170,666 — 18,170,666
Textiles, Apparel & Luxury Goods .......... — 21,360,740 — 21,360,740
Tobacco ............................. — 20,124,603 — 20,124,603
Trading Companies & Distributors .......... — 48,481,399 — 48,481,399
Wireless Telecommunication Services ....... — 12,767,330 — 12,767,330
Preferred Stocks ........................ — 22,066,658 — 22,066,658
Warrants .............................. 122,855 — — 122,855
Short Term Investments ................... 22,896,674 2,000,000 — 24,896,674
Total Investments in Securities ........... $57,090,922 $714,340,912 $— $771,431,834
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 450,399 $ — $ 450,399
Total Other Financial Instruments ......... $— $450,399 $— $450,399
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 16,223,519 $ — $ 16,223,519
Futures contracts ........................ 2,704,047 — — 2,704,047
Total Other Financial Instruments ......... $2,704,047 $16,223,519 $— $18,927,566
a
Includes securities determined to have no value at December 31, 2020.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
39
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Franklin Mutual European Fund
(continued)
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNY
Bank of New York Mellon (The)
BOFA
Bank of America NA
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
40
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual European Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual European Fund (the “Fund”) (one
of the funds constituting Franklin Mutual Series Funds), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual European Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 23, 2021

Franklin Mutual Series Funds
Tax Information (unaudited)
41
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Annual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
Franklin Mutual European Fund
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $26,866,183 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At December 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the
Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal
Revenue Code. This written statement will allow shareholders of record on December 17, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source
Qualified Dividends
Per Share
Class Z
...........................................
$0.0034 $0.4387 $0.3808
Class A
...........................................
$0.0034 $0.3755 $0.3260
Class C
...........................................
$0.0034 $0.2314 $0.2009
Class R
...........................................
$0.0034 $0.3700 $0.3212
Class R6
..........................................
$0.0034 $0.4650 $0.4037

Franklin Mutual Series Funds
Board Members and Officers
42
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995 and
Chairperson since 2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2002 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Franklin Mutual Series Funds
43
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-present) and
FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (August 2020-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Independent Board Members
(continued)

Franklin Mutual Series Funds
44
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Peter A. Langerman (1955) Trustee,
President, and
Chief Executive
Officer –
Investment
Management
Trustee since
2007, President,
and Chief
Executive Officer –
Investment
Management since
2005
6 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Mutual Advisers, LLC; and officer and/or director, as the case may be, of three of the investment companies in Franklin Templeton.
Alison E. Baur (1964 Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Mutual Series Funds
45
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC which is the Fund’s investment manager.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 2: Effective October 17, 2020, Charles Rubens, II ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
46
franklintempleton.com
Annual Report
statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
47
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

478 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual European Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

Annual Report and Shareholder Letter
Franklin Mutual
Financial Services
Fund
A Series of Franklin Mutual Series Funds
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Financial Services Fund Shareholder:
2020 was a year that felt like it contained several different years within it. There were periods of stability and dramatic moves down and up in financial markets. The year ended
with surging stock prices despite an ongoing pandemic. If
one had gone to sleep on December 31, 2019, and woke up
on December 31, 2020, a quick glance at the MSCI World
Index (USD), which was up +16.50% for the 12 months,
might cause one to think this was just another good year in
a long bull market.
1
But for those of us who lived through it,
2020 was chaotic and memorable.
The year began with a continuation of trends from 2019.
Accommodative central bank policy was supporting a
resilient economy, which displayed modest growth. Then
COVID-19 exploded from a regional issue into a global
pandemic. The response to the spread of the virus was
lockdown and physical distancing measures in attempts to
flatten the curve of the contagion. Consumer and business
spending fell, and manufacturing and other activity came to
a virtual halt. This led to a dramatic share price plunge in equity markets.
In response, governments acted directly through fiscal policy and central banks, using a whatever-it-takes approach to
stabilize economies. The efforts worked and were reflected
by market stabilization and the beginning of a recovery
in prices. Markets continued to rally in the second half of
the year on signs of global economic resilience despite
widespread shutdowns. Investor sentiment was buoyed
by hopes for continued stimulus measures, very positive
developments on the vaccine front and U.S. presidential
election results. Valuations were also supported by investors’
willingness to look through the current situation to 2021 and beyond, when widespread vaccinations are expected to
become available and reignite global economies.
During the year, there was significant market volatility and continued variance between the performance of growth
equities and value equities. Many growth stocks benefited
from the changes in work and life caused by the pandemic
and continued to grow during the year. As a result, the MSCI
World Growth Index (USD) ended the year up +34.18%,
while the MSCI World Value Index (USD) recovered from the
spring selloff, but trailed its growth counterpart, ending the year down -0.38% for the 12 months ended December 31,
2020.
1
Market volatility and economic uncertainty can often
present what we consider opportunities. During periods of
market fluctuation, we used our bottom-up, fundamentally
driven investment process to add select positions to the
portfolio that historically had not met our investment criteria.
However, given the decline in price, these stocks were now,
in our opinion, attractively valued. We also moved capital
between existing positions to reflect market shifts. We
were encouraged to see value equities do quite well in the
fourth quarter on both an absolute and relative basis. Our
expectation is that earnings will continue to improve for the overall market as 2021 progresses and COVID vaccinations
allow for accelerated reopening of the global economy.
We would expect many of our value holdings to benefit
from such a scenario. It is important to remember that the
market historically rewards investors who take a long-term
perspective. To that end, we recognize the importance
of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
This is my first letter to you as president and chief
investment officer of Franklin Mutual Series. I have been
director of research and a portfolio manager for Franklin
Mutual Series since January 2010 and have worked with
Peter Langerman, chairman and chief executive officer of
Franklin Mutual Series, to steward the platform. I want to
thank Peter for his significant contributions and 30+ years of dedicated service and leadership. I look forward to working
with Peter through mid-2021 to complete the leadership
transition, and I wish him the very best in his well-deserved retirement.
On the following pages, the portfolio management team
reviews investment decisions that pertain to performance
during the past 12 months considering the economic
environment and other factors. Please remember all
securities markets fluctuate, as do mutual fund share prices.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Not part of the annual report
2
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
Contents
Annual Report
Franklin Mutual Financial Services Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 37
Tax Information 38
Board Members and Officers 39
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.
CFA
®
is a trademark owned by CFA Institute.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Mutual Financial Services Fund
This annual report for Franklin Mutual Financial Services
Fund covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may occasionally
be short term. Its secondary goal is income. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of financial services companies that
we believe are available at market prices less than their
intrinsic value. The Fund invests primarily in undervalued
equity securities, mainly common stocks with a current focus on mid- and large cap companies. To a significantly lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest in foreign securities without limit. The Geographic
Composition table on this page lists the leading countries
where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -6.70% cumulative
total return for the 12 months ended December 31, 2020.
For comparison, the Fund’s new primary benchmark, the
MSCI World Financials Index-NR (USD), which captures
large and midcap representation across developed market
countries, posted a -2.84% total return, while its former
primary benchmark, the MSCI World Financials Index
(USD), posted a -2.17% total return.
1
Also for comparison,
the Standard & Poor’s 500 (S&P 500
®
) Financials Index,
which tracks financials stocks in the S&P 500, posted a
-1.69% total return.
1
The MSCI World Financials Index-NR
(USD) is replacing the MSCI World Financials Index (USD)
as the Fund’s primary benchmark. The investment manager
believes that the actual tax withholding rates for the Fund
are closer to the assumptions of the MSCI World Financials
Index-NR (USD; net of taxes on dividends) than the MSCI
World Financials Index (USD; gross of taxes on dividends).
You can find more of the Fund’s performance data in the
Performance Summary on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about economic stimulus measures,
easing lockdown restrictions, and vaccine and treatment
development. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
Geographic Composition
12/31/20
% of Total
Net Assets
United States 44.4%
Netherlands 10.3%
United Kingdom 10.0%
Italy 7.3%
Germany 3.6%
France 3.2%
Austria 3.0%
Japan 3.0%
Switzerland 2.6%
Jordan 2.5%
Spain 2.3%
Ireland 2.3%
China 2.0%
India 1.1%
Short-Term Investments & Other Net Assets 2.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).The SOI begins on page
16
.

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the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus measures, declining jobless claims, rising retail sales and optimism about treatments and potential
vaccines for COVID-19. Following a record annualized
decline in second-quarter gross domestic product (GDP),
resilient consumer spending helped drive third-quarter GDP
to expand at a record annualized rate, although growth
slowed in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
Investment Strategy
We strive to provide investors with superior risk-adjusted
returns over time through our distinctive, value investment
style, which includes investments in undervalued common
stocks, and to a significantly lesser extent, distressed debt and merger arbitrage. Rigorous fundamental analysis
drives our investment process. We attempt to determine
each investment’s intrinsic value as well as the price at
which we would be willing to commit shareholder funds.
While valuation remains our key consideration, we utilize
numerous fundamental factors such as return on equity,
financial leverage and long-term earnings power. We
Portfolio Composition
12/31/20
% of Total
Net Assets
Banks 41.4%
Insurance 35.8%
Diversified Financial Services 6.9%
Capital Markets 6.8%
Consumer Finance 3.3%
Household Durables 2.3%
Thrifts & Mortgage Finance 1.1%
Other 0.0% *
Short-Term Investments & Other Net Assets 2.4%
*
Rounds to less than 0.1%
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
also consider factors such as management quality and
competitive position. As always, our approach to investing
is as much about assessing risk and containing losses as
it is about achieving profits. Our portfolio selection process generally includes an assessment of the potential impacts
of any material environmental, social and governance
(ESG) factors on the long-term risk and return profile of a
company. In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
A year ago, we reflected on a decade of overall equity
market strength and solid, but weaker, returns for our
value equity investing strategy. 2020 turned out to be
an amplification of this performance gap, rather than a
correction. The year started with a continuation of strong
performance from market-darling growth stocks. The gap
exploded as COVID-19 led to lockdowns and people working
from home. The market leaders often benefited from these
changes, with technology tools being adopted more quickly
than before. Meanwhile, the lockdowns and disruption
severely impacted many companies thought of as value
stocks.
Even as central banks and governments across the globe
acted through fiscal and monetary stimulus measures,
the recovery came slowly and only accelerated when the
prospects of an effective vaccine helped markets understand
when the health crisis might be over. By the end of 2020, the
MSCI World Value Index (USD) had recovered to be almost
flat, with a -0.38% return.
1
However, growth stocks advanced
substantially further, as evidenced by the MSCI World
Growth Index (USD), ending the year up +34.18%.
1
Many signs of increased speculation in the market have
appeared, with a surge in the number of IPOs not seen
since the tech bubble and a boom in special purpose
acquisition companies (SPACs), a type of company which
raises money in anticipation of finding profitable investment opportunities. There is no guarantee that some speculation
will not be profitable, but we try to look past the speculation and continue to see attractive values in various parts of the market.
Our traditional value equity investment approach is
complemented with two other strategies, distressed investing and merger arbitrage. We were active in both during 2020.
Within merger arbitrage, which involves trading the stocks of companies involved in a merger or acquisition (M&A), activity has climbed in tandem with increasing confidence about
an end to the pandemic crisis. Significant new deals have
been announced and some present attractive investment
opportunities. In addition, the deals which were impacted by the emergence of the coronavirus have seen renegotiated
terms and moved toward amicable resolution. We expect
an ongoing acceleration of M&A activity given a recovering
economy, strong markets, and the hope for increasing
regulatory and trade predictability under the incoming U.S.
administration.
Within our distressed credit strategy, we targeted companies and industries directly impacted by the coronavirus
pandemic. The robust government fiscal and monetary
interventions have limited the number of attractive options, but we found opportunities in the energy sector and the
retail and travel industries. As the vaccine news arrived and liquidity remained strong, the opportunities have become
more limited. We expect to see fewer new distressed
debt opportunities than the merger arbitrage opportunities
discussed above.
Fund Performance
Turning to Fund performance, top positive contributors
included Credito Valtellinese, BRP Group and Deutche Bank.
Credito Valtellinese and Deutche Bank are listed among the
Fund’s largest positions in the Top 10 Holdings table on this page.
The stock of Italy-based lender Credito Valtellinese
contributed to performance during the period. The year
began on a positive note, with management adjusting 2019
full-year profit figures upward in February and alluding to the possibility of restarting dividend payments in the near future.
Top 10 Holdings
12/31/20
Issuer
Industry , Country
% of Total
Net Assets
a a
Credito Valtellinese SpA 5.5%
Banks, Italy
Voya Financial Inc 4.9%
Diversified Financial Services
Hartford Financial Services Group Inc /The 4.7%
Insurance
ASR Nederland NV 4.2%
Insurance, Netherlands
NN Group NV 4.0%
Insurance, Netherlands
Alleghany Corp 3.8%
Insurance
Everest Re Group Ltd 3.7%
Insurance
Deutsche Bank AG 3.7%
Capital Markets, Germany
Capital One Financial Corp 3.3%
Consumer Finance
Citizens Financial Group Inc 3.2%
Banks

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Annual Report
However, the stock slid in March during the market-wide
COVID-19 decline. First-quarter results helped to support
the stock price. The company reported gains on the sale
of its pawn loan business and flat consumer loan figures.
As the economies in China and Europe reopened over the
summer, European banks rallied. In November, the lender’s
stock price increased further as investors reacted positively to the news that France-based Credit Agricole had offered to purchase Credito Valtellinese.
The Fund acquired its shares of U.S.-based BRP Group
in a secondary offering in June 2020. The company is an
independent distributor of insurance products focusing on
niche products in select geographies across the U.S. The
new equity was used to finance a string of acquisitions in the second half of 2020, which we expect to drive future revenue and earnings growth.
Germany-based Deutsche Bank, which specializes in
corporate banking and investment services, experienced
price fluctuation during the period but rallied to outperform for the year. The COVID-19 downturn in February and March
put downward pressure on the stock price, but the bank
quickly came off the March floor, buoyed by first-quarter
results that beat expectations. The company saw healthy
year-over-year net revenue increases in both its investment
banking and corporate banking divisions. Deutsche Bank
returned to profitability in the third quarter, bolstered by its investment banking division, and the stock price rallied during the last several months of the year.
During the period under review, Fund investments that
detracted from performance included American International
Group (AIG), Wells Fargo and AIB Group.
The stock price of U.S.-based insurer AIG fell from mid-
February through late March. The declining valuation was
fueled by investor concerns regarding the coronavirus
outbreak and operating shortfalls in fourth-quarter earnings.
An uncertain environment and changes in leadership
and business strategy continued to affect the company
throughout the remainder of the year, culminating in the
announcement of the spinoff of its life insurance business
and a change in leadership. We have since exited the
position.
The performance of U.S.-based diversified financial services company Wells Fargo was affected by the regulatory
restrictions placed on it following the account opening
scandal, particularly the ability to grow the size of its balance sheet freely. These limits negatively impacted the company
in March when a flurry of companies rushed to draw on
their credit lines to strengthen their liquidity positions as the effects of the pandemic became more tangible. After the
March downturn, COVID-related uncertainty and interest-
rate declines continued to hinder the organization, leading
management to revise its forward guidance several times
throughout the year. First-quarter earnings fell short of
expectations, and Wells Fargo posted a second-quarter
loss, although much of it was due to the bank’s massive
contribution to its loan loss reserves. The company
also drastically cut its dividend. During the third quarter, headline earnings fell short of expectations, but many of
the costs incurred during the quarter were associated with
restructuring, which management expects will reduce costs
in 2021. In addition to shedding its student loan business in
2020, the company looks forward to streamlining its business model further in the year ahead.
AIB Group, a large, Ireland-based financial services provider, also known as Allied Irish Banks, faced considerable
uncertainty during the period, which created headwinds for
the stock price. Initially, the stock fell early in the year based on investor concerns regarding the COVID-19 pandemic and
the related economic effects. The continued low interest-rate environment, combined with the threat of a disorderly Brexit, provided additional sources of investor anxiety. AIB Group
beat consensus expectations in the first quarter, but its
outlook for growth prospects has been severely diminished
by the economic environment. We have sold our position.
During the period, the Fund held currency forwards and
futures seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
negative overall impact on the Fund’s performance as the
U.S. dollar fell against most currencies during the period.
As fellow shareholders, we found recent absolute and
relative performance disappointing, but our strategy of
seeking undervalued stocks can lag the growth equity
markets at times. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.

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Annual Report
Thank you for your participation in Franklin Mutual Financial
Services Fund. We look forward to continuing to serve your
investment needs.
Andrew B. Dinnhaupt, CFA
Co-Portfolio Manager
Luis Hernandez
Co-Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge. For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year -6.70% -6.70%
5-Year +18.23% +3.41%
10-Year +94.65% +6.89%
A
3
1-Year -6.95% -12.06%
5-Year +16.73% +1.98%
10-Year +89.33% +5.99%
See page 10 for Performance Summary footnotes.

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Performance Summary
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Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/11– 12/31/20 )
Class A
(1/1/11– 12/31/20 )

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Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investing in a single-sector fund involves special risks, including greater sensitivity to economic, political or regulatory developments impacting the sector. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K.
from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Unexpected events and their after-
maths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and
other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI World Financials Index (USD) captures large and midcap representation across developed market countries. Net Returns (NR) include income net of tax withholding when dividends are paid. The S&P 500 Financials Index is market capitalization-weighted and consists of all financial stocks in the S&P 500.
The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Z $0.3528
A $0.3037
C $0.1284
R6 $0.3820
Total Annual Operating Expenses
5
Share Class
Z 1.10%
A 1.35%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,291.19 $6.62 $1,019.41 $5.84 1.15%
A $1,000 $1,288.66 $8.05 $1,018.15 $7.10 1.40%
C $1,000 $1,283.88 $12.34 $1,014.38 $10.89 2.15%
R6 $1,000 $1,292.09 $5.87 $1,020.06 $5.18 1.02%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.78 $19.46 $24.14 $21.65 $19.63
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.38 0.38
c
0.22 0.31
d
Net realized and unrealized gains (losses) ........... (1.72) 3.38 (4.37) 2.76 2.00
Total from investment operations .................... (1.54) 3.76 (3.99) 2.98 2.31
Less distributions from:
Net investment income .......................... (0.35) (0.44) (0.17) (0.49) (0.29)
Net realized gains ............................. — — (0.52) — —
Total distributions ............................... (0.35) (0.44) (0.69) (0.49) (0.29)
Net asset value, end of year ....................... $20.89 $22.78 $19.46 $24.14 $21.65
Total return .................................... (6.70)% 19.32% (16.49)% 13.77% 11.79%
Ratios to average net assets
Expenses
e
.................................... 1.14%
f
1.10% 1.09%
f
1.09% 1.13%
f
Net investment income ........................... 0.99% 1.80% 1.61%
c
0.95% 1.64%
d
Supplemental data
Net assets, end of year (000’s) ..................... $104,183 $139,189 $142,212 $210,825 $162,687
Portfolio turnover rate ............................ 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.29%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.38%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.85 $19.52 $24.21 $21.70 $19.69
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.33 0.31
c
0.16 0.26
d
Net realized and unrealized gains (losses) ........... (1.86) 3.38 (4.36) 2.78 1.99
Total from investment operations .................... (1.60) 3.71 (4.05) 2.94 2.25
Less distributions from:
Net investment income .......................... (0.30) (0.38) (0.12) (0.43) (0.24)
Net realized gains ............................. — — (0.52) — —
Total distributions ............................... (0.30) (0.38) (0.64) (0.43) (0.24)
Net asset value, end of year ....................... $20.95 $22.85 $19.52 $24.21 $21.70
Total return
e
................................... (6.95)% 19.06% (16.72)% 13.55% 11.46%
Ratios to average net assets
Expenses
f
..................................... 1.39%
g
1.35% 1.34%
g
1.34% 1.38%
g
Net investment income ........................... 1.42% 1.55% 1.36%
c
0.70% 1.39%
d
Supplemental data
Net assets, end of year (000’s) ..................... $209,222 $278,968 $298,878 $368,850 $346,008
Portfolio turnover rate ............................ 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.04%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.13%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.65 $19.32 $24.08 $21.60 $19.61
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.12 0.18 0.15
c
(0.01) 0.12
d
Net realized and unrealized gains (losses) ........... (1.86) 3.32 (4.33) 2.74 1.96
Total from investment operations .................... (1.74) 3.50 (4.18) 2.73 2.08
Less distributions from:
Net investment income .......................... (0.13) (0.17) (0.06) (0.25) (0.09)
Net realized gains ............................. — — (0.52) — —
Total distributions ............................... (0.13) (0.17) (0.58) (0.25) (0.09)
Net asset value, end of year ....................... $20.78 $22.65 $19.32 $24.08 $21.60
Total return
e
................................... (7.66)% 18.15% (17.35)% 12.66% 10.64%
Ratios to average net assets
Expenses
f
..................................... 2.14%
g
2.10% 2.09%
g
2.09% 2.13%
g
Net investment income (loss) ...................... 0.69% 0.80% 0.61%
c
(0.05)% 0.64%
d
Supplemental data
Net assets, end of year (000’s) ..................... $27,498 $46,132 $58,610 $134,117 $128,766
Portfolio turnover rate ............................ 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.38%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.93 $19.58 $24.30 $21.79 $19.76
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.42 0.41
c
0.25 0.32
d
Net realized and unrealized gains (losses) ........... (1.85) 3.40 (4.41) 2.78 2.03
Total from investment operations .................... (1.52) 3.82 (4.00) 3.03 2.35
Less distributions from:
Net investment income .......................... (0.38) (0.47) (0.20) (0.52) (0.32)
Net realized gains ............................. — — (0.52) — —
Total distributions ............................... (0.38) (0.47) (0.72) (0.52) (0.32)
Net asset value, end of year ....................... $21.03 $22.93 $19.58 $24.30 $21.79
Total return .................................... (6.57)% 19.51% (16.41)% 13.92% 11.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.05% 1.06% 0.97% 0.99%
Expenses net of waiver and payments by affiliates
e
...... 1.02% 0.97% 0.97% 0.95% 0.96%
Net investment income ........................... 1.83% 1.93% 1.73%
c
1.09% 1.81%
d
Supplemental data
Net assets, end of year (000’s) ..................... $2,191 $2,931 $3,371 $4,523 $2,601
Portfolio turnover rate ............................ 28.18% 17.06% 33.11% 67.89% 34.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2020
Franklin Mutual Financial Services Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Banks 41.4%
a
AB&T Financial Corp. .................................. United States 226,100 $ 146,965
Bank of America Corp. ................................. United States 177,900 5,392,149
b
Barclays plc ......................................... United Kingdom 5,293,941 10,620,919
c
BAWAG Group AG, 144A, Reg S .......................... Austria 220,031 10,234,699
b
BNP Paribas SA ...................................... France 207,416 10,950,392
CaixaBank SA ........................................ Spain 3,048,869 7,836,759
Citizens Financial Group, Inc. ............................ United States 306,300 10,953,288
b
Credito Valtellinese SpA ................................ Italy 1,326,719 18,900,606
First Horizon Corp. .................................... United States 688,929 8,790,734
b
ING Groep NV ....................................... Netherlands 774,367 7,200,239
JPMorgan Chase & Co. ................................. United States 40,780 5,181,915
PNC Financial Services Group, Inc. (The) ................... United States 29,600 4,410,400
Shinsei Bank Ltd. ..................................... Japan 271,911 3,359,148
Southern National Bancorp of Virginia, Inc. .................. United States 649,760 7,868,593
b
Standard Chartered plc ................................. United Kingdom 1,058,417 6,721,379
Synovus Financial Corp. ................................ United States 278,511 9,015,401
b
UniCredit SpA ........................................ Italy 663,877 6,220,383
Wells Fargo & Co. ..................................... United States 273,370 8,250,307
142,054,276
Capital Markets 6.8%
Credit Suisse Group AG ................................ Switzerland 683,381 8,823,049
b
Deutsche Bank AG .................................... Germany 1,140,770 12,547,827
c
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,396,063 2,034,306
23,405,182
Consumer Finance 3.3%
Capital One Financial Corp. ............................. United States 113,510 11,220,464
Diversified Financial Services 6.9%
M&G plc ............................................ United Kingdom 2,499,279 6,746,476
Voya Financial, Inc. .................................... United States 288,250 16,951,983
23,698,459
Household Durables 2.3%
b
Cairn Homes plc ...................................... Ireland 6,659,782 7,786,950
Insurance 35.8%
Alleghany Corp. ...................................... United States 21,447 12,947,339
ASR Nederland NV .................................... Netherlands 356,410 14,260,932
b
Brighthouse Financial, Inc. .............................. United States 50,400 1,824,732
b
BRP Group, Inc., A .................................... United States 141,661 4,245,580
China Pacific Insurance Group Co. Ltd., H ................... China 1,238,600 4,842,896
b
Conduit Holdings Ltd. .................................. United States 1,295,000 8,916,311
Direct Line Insurance Group plc .......................... United Kingdom 2,378,533 10,403,767
Everest Re Group Ltd. ................................. United States 54,700 12,804,723
Hartford Financial Services Group, Inc. (The) ................ United States 326,172 15,975,905
International General Insurance Holdings Ltd. ................ Jordan 1,062,755 8,587,060
MetLife, Inc. ......................................... United States 162,770 7,642,051
NN Group NV ........................................ Netherlands 317,106 13,709,128
T&D Holdings, Inc. .................................... Japan 563,469 6,665,192
122,825,616
Real Estate Management & Development 0.0%
†
b
Dolphin Capital Investors Ltd. ............................ United Kingdom 3,979,650 182,527

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Thrifts & Mortgage Finance 1.1%
Indiabulls Housing Finance Ltd. ........................... India 1,200,419 $ 3,623,343
Total Common Stocks (Cost $322,619,542) .....................................
334,796,817
Short Term Investments 2.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.3%
d
FHLB, 1/04/21 ....................................... United States 1,000,000 1,000,000
d
U.S. Treasury Bills ,
e
1/14/21 ........................................... United States 1,500,000 1,499,985
e
1/28/21 ........................................... United States 1,000,000 999,968
e
2/04/21 ........................................... United States 400,000 399,985
e
4/01/21 ........................................... United States 2,000,000 1,999,662
7/01/21 ........................................... United States 2,000,000 1,999,257
6,898,857
Total U.S. Government and Agency Securities (Cost $7,898,619) ..................
7,898,857
Total Short Term Investments (Cost $7,898,619 ) .................................
7,898,857
a
Total Investments (Cost $330,518,161) 99.9% ...................................
$342,695,674
Other Assets, less Liabilities 0.1% .............................................
397,992
Net Assets 100.0% ...........................................................
$343,093,666
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 11 regarding holdings of 5% voting securities.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $12,269,005, representing 3.6% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2020, the aggregate value of these securities pledged amounted to $3,706,733, representing 1.1% of net assets.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 9,490,650 3/15/21 $ (55,933)
Foreign Exchange GBP/USD ................... Short 112 9,561,300 3/15/21 (142,014)
Total Futures Contracts ...................................................................... $(197,947)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 332,182 382,787 1/15/21 $ — $ (23,141)
Euro ............. SSBT Sell 12,996,447 14,823,487 1/15/21 — (1,058,215)
Euro ............. UBSW Sell 12,996,447 14,824,397 1/15/21 — (1,057,304)
British Pound ...... SSBT Sell 2,359,738 2,959,105 1/19/21 — (268,486)
British Pound ...... UBSW Buy 2,526,264 3,363,135 1/19/21 92,227 —
British Pound ...... UBSW Sell 166,526 210,895 1/19/21 — (16,875)
British Pound ...... BNY Buy 1,395,928 1,862,998 2/16/21 46,702 —
British Pound ...... BNY Sell 2,682,768 3,536,291 2/16/21 — (133,873)
British Pound ...... HSBK Buy 118,935 157,352 2/16/21 5,358 —
British Pound ...... HSBK Sell 14,908,208 19,454,989 2/16/21 — (940,200)
British Pound ...... SSBT Sell 146,491 194,322 2/16/21 — (6,085)
British Pound ...... UBSW Buy 3,453,736 4,627,501 2/16/21 97,385 —
British Pound ...... UBSW Sell 145,066 188,707 2/16/21 — (9,750)
Japanese Yen ...... BNY Buy 7,521,567 72,638 2/16/21 242 —
Japanese Yen ...... HSBK Sell 1,017,820,545 9,795,401 2/16/21 — (66,810)
Swiss Franc ....... HSBK Sell 3,707,936 4,178,111 2/16/21 — (15,562)
Swiss Franc ....... UBSW Sell 3,707,936 4,176,897 2/16/21 — (16,776)
Euro ............. HSBK Sell 240,000 292,291 2/23/21 — (1,249)
Euro ............. SSBT Sell 1,852,979 2,213,513 2/23/21 — (52,838)
Euro ............. UBSW Sell 8,208,444 9,737,572 2/23/21 — (302,052)
Euro ............. BOFA Sell 30,406 36,086 4/07/21 — (1,139)
Euro ............. HSBK Sell 1,186,785 1,410,687 4/07/21 — (42,275)
Euro ............. SSBT Sell 369,471 438,229 4/07/21 — (14,108)
Euro ............. UBSW Sell 8,014,287 9,495,916 4/07/21 — (315,843)
British Pound ...... HSBK Sell 1,352,619 1,806,456 4/23/21 — (44,648)
British Pound ...... SSBT Sell 45,604 61,103 4/23/21 — (1,308)
British Pound ...... UBSW Sell 1,041,049 1,392,209 4/23/21 — (32,500)
Total Forward Exchange Contracts ................................................... $241,914 $(4,421,037)
Net unrealized appreciation (depreciation) ............................................ $(4,179,123)
*
In U.S. dollars unless otherwise indicated.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
See Note 10 regarding other derivative information.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 36 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Mutual
Financial
Services Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $328,291,406
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................................................... 2,226,755
Value - Unaffiliated issuers .................................................................. $342,548,709
Value - Non-controlled affiliates (Note 3 f and 11 ) .................................................. 146,965
Cash .................................................................................... 4,467,370
Receivables:
Capital shares sold ........................................................................ 149,808
Dividends ............................................................................... 539,426
European Union tax reclaims (Note 1 e ) ......................................................... 382,642
Deposits with brokers for:
Futures contracts ........................................................................ 457,830
Variation margin on futures contracts ........................................................... 19,738
Unrealized appreciation on OTC forward exchange contracts .......................................... 241,914
Other assets .............................................................................. 269,221
Total assets .......................................................................... 349,223,623
Liabilities:
Payables:
Capital shares redeemed ................................................................... 359,762
Management fees ......................................................................... 253,006
Distribution fees .......................................................................... 67,437
Transfer agent fees ........................................................................ 60,706
Trustees' fees and expenses ................................................................. 35,674
IRS closing agreement fees for European Union tax reclaims (Note 1 e ) ................................. 733,967
Unrealized depreciation on OTC forward exchange contracts .......................................... 4,421,037
Accrued expenses and other liabilities ........................................................... 198,368
Total liabilities ......................................................................... 6,129,957
Net assets, at value ................................................................. $343,093,666
Net assets consist of:
Paid-in capital ............................................................................. $395,242,734
Total distributable earnings (losses) ............................................................. (52,149,068)
Net assets, at value ................................................................. $343,093,666

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Mutual
Financial
Services Fund
Class Z:
Net assets, at value ....................................................................... $104,183,188
Shares outstanding ........................................................................ 4,987,386
Net asset value and maximum offering price per share ............................................. $20.89
Class A:
Net assets, at value ....................................................................... $209,221,682
Shares outstanding ........................................................................ 9,984,597
Net asset value per share
a
.................................................................. $20.95
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $22.17
Class C:
Net assets, at value ....................................................................... $27,497,803
Shares outstanding ........................................................................ 1,322,967
Net asset value and maximum offering price per share
a
............................................. $20.78
Class R6:
Net assets, at value ....................................................................... $2,190,993
Shares outstanding ........................................................................ 104,182
Net asset value and maximum offering price per share ............................................. $21.03
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Mutual
Financial
Services Fund
Investment income:
Dividends: (net of foreign taxes of $385,577)
Unaffiliated issuers ........................................................................ $8,757,973
Non-controlled affiliates (Note 3 f and 11 ) ........................................................ 1,150
Interest:
Unaffiliated issuers ........................................................................ 72,120
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 710
Other income (Note 1 e ) ...................................................................... 419,699
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 e ) .............................. (733,967)
Total investment income ................................................................... 8,517,685
Expenses:
Management fees (Note 3 a ) ................................................................... 2,859,244
Distribution fees: (Note 3c )
    Class A ................................................................................ 493,011
    Class C ................................................................................ 293,811
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 154,740
    Class A ................................................................................ 310,486
    Class C ................................................................................ 45,786
    Class R6 ............................................................................... 3,416
Custodian fees (Note 4 ) ...................................................................... 5,305
Reports to shareholders ...................................................................... 72,434
Registration and filing fees .................................................................... 67,384
Professional fees ........................................................................... 135,188
Trustees' fees and expenses .................................................................. 23,230
Other .................................................................................... 51,922
Total expenses ......................................................................... 4,515,957
Expense reductions (Note 4 ) ............................................................... (1,692)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (2,894)
Net expenses ......................................................................... 4,511,371
Net investment income ................................................................ 4,006,314
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (40,642,329)
Foreign currency transactions ................................................................ 13,511
Forward exchange contracts ................................................................. (5,603,660)
Futures contracts ......................................................................... (1,429,523)
Net realized gain (loss) .................................................................. (47,662,001)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,071,094)
Non-controlled affiliates (Note 3 f and 11 ) ...................................................... 37,307
Translation of other assets and liabilities denominated in foreign currencies .............................. 120,740
Forward exchange contracts ................................................................. (1,144,092)
Futures contracts ......................................................................... 92,819
Net change in unrealized appreciation (depreciation) ............................................ (3,964,320)
Net realized and unrealized gain (loss) ............................................................ (51,626,321)
Net increase (decrease) in net assets resulting from operations .......................................... $(47,620,007)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Mutual Financial Services Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,006,314 $7,499,710
Net realized gain (loss) ................................................. (47,662,001) 4,459,602
Net change in unrealized appreciation (depreciation) ........................... (3,964,320) 72,985,025
Net increase (decrease) in net assets resulting from operations ................ (47,620,007) 84,944,337
Distributions to shareholders:
Class Z ............................................................. (1,737,034) (2,651,907)
Class A ............................................................. (3,028,717) (4,583,542)
Class C ............................................................. (172,058) (357,699)
Class R6 ............................................................ (39,029) (62,332)
Total distributions to shareholders .......................................... (4,976,838) (7,655,480)
Capital share transactions: (Note 2 )
Class Z ............................................................. (19,671,087) (25,248,222)
Class A ............................................................. (38,992,744) (65,850,270)
Class C ............................................................. (12,372,390) (21,041,157)
Class R6 ............................................................ (493,087) (1,001,103)
Total capital share transactions ............................................ (71,529,308) (113,140,752)
Net increase (decrease) in net assets ................................... (124,126,153) (35,851,895)
Net assets:
Beginning of year ....................................................... 467,219,819 503,071,714
End of year ........................................................... $343,093,666 $467,219,819

Franklin Mutual Series Funds
Notes to Financial Statements
Franklin Mutual Financial Services Fund
24
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Financial Services Fund
(Fund) is included in this report. The Fund offers four classes of shares: Class Z, Class A, Class C and Class R6. Class
C shares automatically convert to Class A shares after
they have been held for 10 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements
25
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(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
26
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(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2020,
the Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
27
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Franklin Mutual Financial Services Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Fund, if any,
reduce the amounts of foreign taxes Fund shareholders
can use as tax credits in their individual income tax returns.
In the event that EU reclaims received by the Fund during
the fiscal year exceed foreign withholding taxes paid, and
the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
During the fiscal year ended December 31, 2020, the Fund
received EU reclaims in excess of the foreign taxes paid
during the year.
The Fund determined to enter into a closing agreement with
the IRS and recorded the estimated fees as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
28
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Franklin Mutual Financial Services Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 885,209 $15,601,988 812,603 $17,390,341
Shares issued in reinvestment of distributions .......... 78,955 1,603,385 105,805 2,403,432
Shares redeemed ............................... (2,087,013) (36,876,460) (2,116,626) (45,041,995)
Net increase (decrease) .......................... (1,122,849) $(19,671,087) (1,198,218) $(25,248,222)
Class A Shares:
Shares sold
a
................................... 1,404,069 $23,829,027 938,834 $20,168,898
Shares issued in reinvestment of distributions .......... 143,965 2,928,431 195,362 4,450,004
Shares redeemed ............................... (3,772,083) (65,750,202) (4,240,433) (90,469,172)
Net increase (decrease) .......................... (2,224,049) $(38,992,744) (3,106,237) $(65,850,270)
Class C Shares:
Shares sold ................................... 164,610 $2,798,831 185,573 $3,904,208
Shares issued in reinvestment of distributions .......... 8,558 169,668 15,462 346,913
Shares redeemed
a
.............................. (886,887) (15,340,889) (1,197,724) (25,292,278)
Net increase (decrease) .......................... (713,719) $(12,372,390) (996,689) $(21,041,157)
Class R6 Shares:
Shares sold ................................... 68,045 $1,147,174 82,219 $1,781,383
Shares issued in reinvestment of distributions .......... 1,907 39,029 2,727 62,332
Shares redeemed ............................... (93,598) (1,679,290) (129,250) (2,844,818)
Net increase (decrease) .......................... (23,646) $(493,087) (4,304) $(1,001,103)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
29
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Franklin Mutual Financial Services Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
 The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%

Franklin Mutual Series Funds
Notes to Financial Statements
30
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Franklin Mutual Financial Services Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $514,428 of which $242,443 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021. Prior to May 1, 2020, the Class R6 transfer agent fees were limited to 0.02%.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended December 31, 2020, these purchase and sale transactions aggregated $1,233,191 and $1,580,612, respectively.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $27,533
CDSC retained .............................................................................. $2,796
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $2,064,000 $(2,064,000) $ — $ — $—
a
— $—
Total Affiliated Securities .... $— $2,064,000 $(2,064,000) $— $— $— $—
a
As of December 31, 2020, no longer held by the Fund.
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
31
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Franklin Mutual Financial Services Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2020, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
a
Projected benefit obligation at December 31, 2020 ...... $35,674
b
Decrease in projected benefit obligation .............. $(25)
Benefit payments made to retired trustees ............. $(335)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The decrease in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,141,755
Long term ................................................................................ 47,458,165
Total capital loss carryforwards ............................................................... $58,599,920
2020 2019
Distributions paid from:
Ordinary income .......................................................... $4,976,838 $7,655,480
Cost of investments .......................................................................... $332,171,957
Unrealized appreciation ........................................................................ $49,736,333
Unrealized depreciation ........................................................................ (43,589,686)
Net unrealized appreciation (depreciation) .......................................................... $6,146,647
Distributable earnings:
Undistributed ordinary income ................................................................... $412,284

Franklin Mutual Series Funds
Notes to Financial Statements
32
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Franklin Mutual Financial Services Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions, futures contracts and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$88,335,782 and $160,718,861, respectively.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 197,947
a
Unrealized appreciation on OTC
forward exchange contracts
241,914 Unrealized depreciation on OTC
forward exchange contracts
4,421,037
Total .................... $241,914 $4,618,984
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
33
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Franklin Mutual Financial Services Fund
(continued)
For the year ended December 31, 2020, the average month end notional amount of futures contracts represented
$25,771,851. The average month end contract value of forward exchange contracts was $151,959,645.
At December 31, 2020, the Fund's OTC derivative assets and liabilities are as follows:
At December 31, 2020, OTC derivative asset s, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Futures contracts $(1,429,523) Futures contracts $92,819
Forward exchange contracts (5,603,660) Forward exchange contracts (1,144,092)
Total .................... $(7,033,183) $(1,051,273)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Mutual Financial Services Fund
Derivatives
Forward exchange contracts ............................. $ 241,914 $ 4,421,037
Total ............................................. $241,914 $4,421,037
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Mutual Financial Services Fund
Counterparty
BNY . . . . . . . . . . . . . . . . . . . . . . $46,944 $(46,944) $— $— $—
BOFA .................... — — — — —
HSBK ................... 5,358 (5,358) — — —
SSBT .................... — — — — —
UBSW ................... 189,612 (189,612) — — —
Total ................... $241,914 $(241,914) $ — $— $—

10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
34
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Annual Report
Franklin Mutual Financial Services Fund
(continued)
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 36 .
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended December 31, 2020, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Mutual Financial Services Fund
Counterparty
BNY. . . . . . . . . . . . . . . . . . . . . . $133,873 $(46,944) $— $— $86,929
BOFA .................... 1,139 — — — 1,139
HSBK ................... 1,133,885 (5,358) (825,898) — 302,629
SSBT .................... 1,401,040 — (1,263,914) — 137,126
UBSW ................... 1,751,100 (189,612) (1,561,488) — —
Total ................... $4,421,037 $(241,914) $(3,651,300) $— $527,823
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Statement of Investments for securities pledged as collateral for derivatives.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp. ...... $ 109,658 $ — $ — $ — $ 37,307 $ 146,965 226,100 $ 1,150
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) .............. $109,658 $— $— $ — $ 37,307 $146,965 $1,150
†
Rounds to less than 0.1% of net assets.
10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
35
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Annual Report
Franklin Mutual Financial Services Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 60,009,752 $ 82,044,524 $ — $ 142,054,276
Capital Markets ........................ — 23,405,182 — 23,405,182
Consumer Finance ..................... 11,220,464 — — 11,220,464
Diversified Financial Services ............. 16,951,983 6,746,476 — 23,698,459
Household Durables .................... — 7,786,950 — 7,786,950
Insurance ............................ 72,943,701 49,881,915 — 122,825,616
Real Estate Management & Development .... — 182,527 — 182,527
Thrifts & Mortgage Finance ............... — 3,623,343 — 3,623,343
Short Term Investments ................... 6,898,857 1,000,000 — 7,898,857
Total Investments in Securities ........... $168,024,757 $174,670,917 $— $342,695,674
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 241,914 $ — $ 241,914
Total Other Financial Instruments ......... $— $241,914 $— $241,914

Franklin Mutual Series Funds
Notes to Financial Statements
36
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Annual Report
Franklin Mutual Financial Services Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 4,421,037 $ — $ 4,421,037
Futures contracts ........................ 197,947 — — 197,947
Total Other Financial Instruments ......... $197,947 $4,421,037 $— $4,618,984
Counterparty
BNY
Bank of New York Mellon (The)
BOFA
Bank of America NA
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
FHLB
Federal Home Loan Banks
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
37
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Financial Services Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Financial Services Fund (the “Fund”)
(one of the funds constituting Franklin Mutual Series Funds), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Financial Services Fund (one of the funds constituting Franklin Mutual Series
Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 23, 2021

Franklin Mutual Series Funds
Tax Information (unaudited)
38
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Annual Report
Franklin Mutual Financial Services Fund
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 76.48% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $8,110,011 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Franklin Mutual Series Funds
Board Members and Officers
39
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995 and
Chairperson since 2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2002 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Franklin Mutual Series Funds
40
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-present) and
FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (August 2020-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Independent Board Members
(continued)

Franklin Mutual Series Funds
41
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Peter A. Langerman (1955) Trustee,
President, and
Chief Executive
Officer –
Investment
Management
Trustee since
2007, President,
and Chief
Executive Officer –
Investment
Management since
2005
6 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Mutual Advisers, LLC; and officer and/or director, as the case may be, of three of the investment companies in Franklin Templeton.
Alison E. Baur (1964 Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Mutual Series Funds
42
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC which is the Fund’s investment manager.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 2: Effective October 17, 2020, Charles Rubens, II ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
43
franklintempleton.com
Annual Report
statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
44
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

479 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Financial Services Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C & R6)
(800) 448-FUND -
(Class Z)

Annual Report and Shareholder Letter
Franklin Mutual
Shares Fund
A Series of Franklin Mutual Series Funds
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Shares Fund Shareholder:
2020 was a year that felt like it contained several different years within it. There were periods of stability and dramatic moves down and up in financial markets. The year ended
with surging stock prices despite an ongoing pandemic. If
one had gone to sleep on December 31, 2019, and woke up
on December 31, 2020, a quick glance at the MSCI World
Index (USD), which was up +16.50% for the 12 months,
might cause one to think this was just another good year in
a long bull market.
1
But for those of us who lived through it,
2020 was chaotic and memorable.
The year began with a continuation of trends from 2019.
Accommodative central bank policy was supporting a
resilient economy, which displayed modest growth. Then
COVID-19 exploded from a regional issue into a global
pandemic. The response to the spread of the virus was
lockdown and physical distancing measures in attempts to
flatten the curve of the contagion. Consumer and business
spending fell, and manufacturing and other activity came to
a virtual halt. This led to a dramatic share price plunge in equity markets.
In response, governments acted directly through fiscal policy and central banks, using a whatever-it-takes approach to
stabilize economies. The efforts worked and were reflected
by market stabilization and the beginning of a recovery
in prices. Markets continued to rally in the second half of
the year on signs of global economic resilience despite
widespread shutdowns. Investor sentiment was buoyed
by hopes for continued stimulus measures, very positive
developments on the vaccine front and U.S. presidential
election results. Valuations were also supported by investors’
willingness to look through the current situation to 2021 and beyond, when widespread vaccinations are expected to
become available and reignite global economies.
During the year, there was significant market volatility and continued variance between the performance of growth
equities and value equities. Many growth stocks benefited
from the changes in work and life caused by the pandemic
and continued to grow during the year. As a result, the MSCI
World Growth Index (USD) ended the year up +34.18%,
while the MSCI World Value Index (USD) recovered from the
spring selloff, but trailed its growth counterpart, ending the year down -0.38% for the 12 months ended December 31,
2020.
1
Market volatility and economic uncertainty can often
present what we consider opportunities. During periods of
market fluctuation, we used our bottom-up, fundamentally
driven investment process to add select positions to the
portfolio that historically had not met our investment criteria.
However, given the decline in price, these stocks were now,
in our opinion, attractively valued. We also moved capital
between existing positions to reflect market shifts. We
were encouraged to see value equities do quite well in the
fourth quarter on both an absolute and relative basis. Our
expectation is that earnings will continue to improve for the overall market as 2021 progresses and COVID vaccinations
allow for accelerated reopening of the global economy.
We would expect many of our value holdings to benefit
from such a scenario. It is important to remember that the
market historically rewards investors who take a long-term
perspective. To that end, we recognize the importance
of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
This is my first letter to you as president and chief
investment officer of Franklin Mutual Series. I have been
director of research and a portfolio manager for Franklin
Mutual Series since January 2010 and have worked with
Peter Langerman, chairman and chief executive officer of
Franklin Mutual Series, to steward the platform. I want to
thank Peter for his significant contributions and 30+ years of dedicated service and leadership. I look forward to working
with Peter through mid-2021 to complete the leadership
transition, and I wish him the very best in his well-deserved retirement.
On the following pages, the portfolio management team
reviews investment decisions that pertain to performance
during the past 12 months considering the economic
environment and other factors. Please remember all
securities markets fluctuate, as do mutual fund share prices.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Not part of the annual report

We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
Contents
Annual Report
Franklin Mutual Shares Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 25
Notes to Financial Statements 30
Report of Independent Registered
Public Accounting Firm 45
Tax Information 46
Board Members and Officers 47
Shareholder Information 52
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Mutual Shares Fund
This annual report for Franklin Mutual Shares Fund covers
the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that we
believe are available at market prices less than their intrinsic value. The equity securities in which the Fund invests are
primarily common stock, with a current focus on companies
with market capitalizations greater than $5 billion. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest up to 35% of its assets in foreign securities and participations in foreign government debt. The Geographic
Composition table on this page lists the leading countries
where the Fund invests.
*The Fund held 13.8% of total net assets in foreign securities.
Performance Overview
The Fund’s Class Z shares posted a -4.34% cumulative
total return for the 12 months ended December 31, 2020.
For comparison, the Fund’s new benchmark, the Russell
1000
®
Value Index, which measures the performance of the
large-cap value segment of the U.S. equity universe, posted
a +2.80% total return for the period under review.
1,2
Also for
comparison, the Fund’s prior benchmark, the Standard &
Poor’s
®
500 Index (S&P 500
®
), which is a broad measure
of U.S. stock performance, posted a +18.40% total return
for the same period.
2
The Russell 1000
®
Value Index is
replacing the S&P 500 as the Fund’s benchmark. The
investment manager believes the composition of the Russell
1000
®
Value Index more accurately reflects the Fund’s
current investment strategy and portfolio characteristics.
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
2
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about economic stimulus measures,
easing lockdown restrictions, and vaccine and treatment
development. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
3
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
Geographic Composition*
12/31/20
% of Total
Net Assets
United States 82.1%
United Kingdom 7.0%
Switzerland 3.4%
South Korea 2.8%
Other 0.6%
Short-Term Investments & Other Net Assets 4.1%
1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

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monetary stimulus measures, declining jobless claims, rising retail sales and optimism about treatments and potential
vaccines for COVID-19. Following a record annualized
decline in second-quarter gross domestic product (GDP),
resilient consumer spending helped drive third-quarter GDP
to expand at a record annualized rate, although growth
slowed in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
3
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
2
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
2
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
2
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for
our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities,
we are attracted to what we believe are fundamentally
strong companies with healthy balance sheets, high-quality
assets, substantial free cash flow and shareholder-oriented
management teams and whose stocks are trading at
discounts to our assessment of the companies’ intrinsic
or business value. We also look for asset-rich companies
whose shares may be trading at depressed levels due
to concerns over short-term earnings disappointments,
litigation, management strategy or other perceived
negatives. This strict value approach is not only intended
to improve the likelihood of capital appreciation, but also
reduces the risk of substantial declines, in our opinion. While the vast majority of our undervalued equity investments
are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.

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Annual Report
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
A year ago, we reflected on a decade of overall equity
market strength and solid, but weaker, returns for our
value equity investing strategy. 2020 turned out to be
an amplification of this performance gap, rather than a
correction. The year started with a continuation of strong
performance from market-darling growth stocks. The gap
exploded as COVID-19 led to lockdowns and people working
from home. The market leaders often benefited from these
changes, with technology tools being adopted more quickly
than before. Meanwhile, the lockdowns and disruption
severely impacted many companies thought of as value
stocks.
Even as central banks and governments across the globe
acted through fiscal and monetary stimulus measures,
the recovery came slowly and only accelerated when the
prospects of an effective vaccine helped markets understand
when the health crisis might be over. By the end of 2020, the
MSCI World Value Index (USD) had recovered to be almost
flat, with a -0.38% return.
2
However, growth stocks advanced
substantially further, as evidenced by the MSCI World
Growth Index (USD), ending the year up +34.18%.
2
Many signs of increased speculation in the market have
appeared, with a surge in the number of IPOs not seen
since the tech bubble and a boom in special purpose
acquisition companies (SPACs), a type of company which
raises money in anticipation of finding profitable investment opportunities. There is no guarantee that some speculation
will not be profitable, but we try to look past the speculation and continue to see attractive values in various parts of the market.
Our traditional value equity investment approach is
complemented with two other strategies, distressed investing and merger arbitrage. We were active in both during 2020.
Merger arbitrage activity has climbed in tandem with
increasing confidence about an end to the pandemic crisis.
Significant new deals have been announced and some
present attractive investment opportunities. In addition,
the deals which were impacted by the emergence of the
coronavirus have seen renegotiated terms and moved
toward amicable resolution. This includes deals such as
Tiffany’s acquisition by LVMH Moet Hennessy Louis Vuitton
and Taubman’s acquisition by Simon Property Group. We
expect an ongoing acceleration of merger and acquisition
activity given a recovering economy, strong markets and the
hope for increasing regulatory and trade predictability under the incoming U.S. administration.
Within our distressed credit strategy, we targeted companies and industries directly impacted by the coronavirus
pandemic. The robust government fiscal and monetary
interventions have limited the number of attractive options, but we found opportunities in the energy sector and the
retail and travel industries. As the vaccine news arrived and liquidity remained strong, the opportunities have become
more limited. We expect to see fewer new distressed
debt opportunities than the merger arbitrage opportunities
discussed above.
Fund Performance
Turning to Fund performance, top positive contributors
included Charter Communications, Samsung Electronics
and Cognizant Technologies. Charter Communications and
Samsung Electronics are listed among the Fund’s largest
positions in the Top 10 Holdings table on page 6.
Shares of U.S.-based cable operator Charter
Communications rallied throughout much of 2020’s second
half, lifted by second-quarter earnings that exceeded
consensus expectations. The stay-at-home economy
emerging in the wake of the coronavirus pandemic led to an
Top 10 Industries
12/31/20
% of Total
Net Assets
a
Pharmaceuticals 10.0%
Banks 8.1%
Insurance 6.2%
Media 5.8%
Software 4.8%
Oil, Gas & Consumable Fuels 4.7%
Technology Hardware, Storage & Peripherals 4.3%
Food Products 4.2%
Health Care Providers & Services 3.8%
Health Care Equipment & Supplies 3.3%

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Annual Report
increase in the number of high-speed data subscribers and
lower turnover among the existing customer base. These
factors drove higher margins and increased free cash flow,
which management used to buy back stock. Third-quarter
results were also strong, with high-speed data net subscriber additions and residential video growth soundly beating
expectations. The company’s financials also continued to
improve.
After experiencing COVID-related volatility during the first few months of the year, the stock price of South Korea-
based electronics and computer peripherals manufacturer
Samsung Electronics started to recover in April and
continued an upward trajectory for the remainder of the year, making it a leading contributor to portfolio performance. The company posted strong first-quarter results, with revenue
and operating profit rising year-over-year, propelled by sales of its memory chips. Demand for memory chips increased
during the lockdown, driven by hyperscale data center
spending and spending to enable working from home and
online learning. Investors are optimistic that strength in
memory prices can continue and Samsung is expected to
announce a new capital return program in early 2021, which
may include a special dividend.
Shares of U.S.-based Cognizant Technology Solutions
Group, a provider of information technology (IT), consulting and business process outsourcing services, rose in February
largely due to fourth-quarter 2019 financial results that
beat expectations. After price fluctuation in March due
to uncertainty around the impact of COVID-19, the stock
continued its rally after first-quarter 2020 results announced in May were also better than expected, despite softer-
than-expected margins and pandemic-related expenses.
Second-quarter financial results similarly beat expectations.
Shares of Cognizant rallied as management’s turnaround
initiatives contributed to positive investor sentiment. The
pandemic has also accelerated digital transformation across
industries, which resulted in solid growth for IT services
vendors such as Cognizant. Growth in the company’s digital
practice segments—which were up by half—drove second-
quarter results. Cognizant continued to ramp up its digital
strategy by acquiring seven companies that it merged into
existing divisions during 2020’s first three quarters. A strong third-quarter announcement and broader recovery in IT
services demand continued to support the stock price, which
generally rose throughout the remainder of the period.
During the period under review, Fund investments that
detracted from performance included American International
Group (AIG), Wells Fargo and Citizens Financial Group.
The stock price of U.S.-based insurer AIG fell from mid-
February through late March. The declining valuation was
fueled by investor concerns regarding the coronavirus
outbreak and operating shortfalls in fourth-quarter earnings.
An uncertain environment and changes in leadership
and business strategy continued to affect the company
throughout the remainder of the year, culminating in the
announcement of the spinoff of its life insurance business
and a change in leadership. We have since exited the
position.
The performance of U.S.-based diversified financial services company Wells Fargo was affected by the regulatory
restrictions placed on it following the account opening
scandal, particularly the ability to grow the size of its balance sheet freely. These limits negatively impacted the company
in March when a flurry of companies rushed to draw on
their credit lines to strengthen their liquidity positions as the effects of the pandemic became more tangible. After the
March downturn, COVID-related uncertainty and interest-
rate declines continued to hinder the organization, leading
management to revise its forward guidance several times
throughout the year. First-quarter earnings fell short of
expectations, and Wells Fargo posted a second-quarter
loss, although much of it was due to the bank’s massive
contribution to its loan loss reserves. The company
also drastically cut its dividend. During the third quarter, headline earnings fell short of expectations, but many of
the costs incurred during the quarter were associated with
restructuring, which management expects will reduce costs
Top 10 Holdings
12/31/20
Issuer
Industry , Country
% of Total
Net Assets
a a
Medtronic PLC 3.3%
Health Care Equipment & Supplies , United
States
Charter Communications Inc 3.2%
Media , United States
Samsung Electronics Co Ltd 2.8%
Technology Hardware, Storage & Peripherals ,
South Korea
CVS Health Corp 2.5%
Health Care Providers & Services , United States
Merck & Co Inc 2.5%
Pharmaceuticals , United States
Walt Disney Co/The 2.4%
Entertainment , United States
Oracle Corp 2.4%
Software , United States
Kraft Heinz Co/The 2.3%
Food Products , United States
Eli Lilly and Co 2.3%
Pharmaceuticals , United States
JPMorgan Chase & Co 2.3%
Banks , United States

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Annual Report
in 2021. In addition to shedding its student loan business in
2020, the company looks forward to streamlining its business model further in the year ahead.
The stock price of U.S.-based banking services company
Citizens Financial Group declined from mid-February
through late March. The valuation reduction was fueled by
investor concern regarding the coronavirus outbreak and
its economic effects, including increased borrower defaults
and a falling interest-rate environment, which decreases
the profitability of lending products. However, the price
stabilized as the broader market calmed down. In April, the
bank posted decent first-quarter financial results amid a
deteriorating economic environment. Management reported
modest increases in revenue, loans and net interest margin,
and broadly stable credit performance in the loan portfolio.
However, in June, bank stocks retreated based on concerns
about potential dividend cuts resulting from the Federal
Reserve Board’s stress tests of large banks. The company’s
stock price was bolstered in July by favorable second-
quarter earnings, but continued to experience volatility
toward period-end as third-quarter results fell short of
consensus, due in part to large payments into reserves. We
have since exited the stock.
During the period, the Fund held currency forwards and
futures seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
negative overall impact on the Fund’s performance as the
U.S. dollar fell against most currencies during the period.
As fellow shareholders, we found recent absolute and
relative performance disappointing, but our strategy of
seeking undervalued stocks can lag the growth equity
markets at times. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Shares Fund. We look forward to continuing to serve your
investment needs.
Peter A. Langerman
Co-Portfolio Manager
Christian Correa, CFA
Co-Portfolio Manager
Grace Hoefig
Co-Portfolio Manager
Debbie A. Turner, CFA
Co-Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge. For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year -4.34% -4.34%
5-Year +34.84% +6.16%
10-Year +102.76% +7.32%
A
3
1-Year -4.60% -9.86%
5-Year +33.18% +4.71%
10-Year +97.30% +6.43%
See page 10 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/11– 12/31/20 )
Class A
(1/1/11– 12/31/20 )

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Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. Spe-
cial risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. The Fund’s investments in com-
panies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The
Fund may invest in lower rated bonds, which entail higher credit risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Russell 1000
Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected and historical growth rates.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Z $0.5247 $0.0853 $0.3372 $0.9472
A $0.4581 $0.0853 $0.3372 $0.8806
C $0.2560 $0.0853 $0.3372 $0.6785
R $0.3981 $0.0853 $0.3372 $0.8206
R6 $0.5437 $0.0853 $0.3372 $0.9662
Total Annual Operating Expenses
5
Share Class
Z 0.79%
A 1.04%

Your Fund’s Expenses
Franklin Mutual Shares Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,207.71 $4.29 $1,021.25 $3.93 0.77%
A $1,000 $1,206.24 $5.67 $1,019.99 $5.20 1.02%
C $1,000 $1,201.91 $9.81 $1,016.22 $8.99 1.77%
R $1,000 $1,204.73 $7.03 $1,018.76 $6.44 1.27%
R6 $1,000 $1,208.16 $3.93 $1,021.58 $3.60 0.71%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
n
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.56 $24.25 $28.63 $28.22 $26.00
Income from investment operations
a
:
Net investment income
b
......................... 0.83
c
0.63 0.51 0.65
d
0.63
e
Net realized and unrealized gains (losses) ........... (2.11) 4.90 (3.11) 1.73 3.48
Total from investment operations .................... (1.28) 5.53 (2.60) 2.38 4.11
Less distributions from:
Net investment income .......................... (0.53) (0.71) (0.53) (0.68) (0.64)
Net realized gains ............................. (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ............................... (0.95) (2.22) (1.78) (1.97) (1.89)
Net asset value, end of year ....................... $25.33 $27.56 $24.25 $28.63 $28.22
Total return .................................... (4.34)% 23.13% (8.95)% 8.49% 15.88%
Ratios to average net assets
Expenses
f ,g
.................................... 0.80%
h
0.78%
h
0.76%
h
0.78% 0.80%
h
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
i
—% 0.01%
Net investment income ........................... 3.56%
c
2.32% 1.77% 2.23%
d
2.33%
e
Supplemental data
Net assets, end of year (000’s) ..................... $4,376,135 $5,472,276 $5,189,476 $6,229,996 $7,681,881
Portfolio turnover rate ............................ 21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.96%.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.26 $24.00 $28.35 $27.97 $25.78
Income from investment operations
a
:
Net investment income
b
......................... 0.76
c
0.56 0.43 0.58
d
0.56
e
Net realized and unrealized gains (losses) ........... (2.10) 4.85 (3.07) 1.70 3.45
Total from investment operations .................... (1.34) 5.41 (2.64) 2.28 4.01
Less distributions from:
Net investment income .......................... (0.46) (0.64) (0.46) (0.61) (0.57)
Net realized gains ............................. (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ............................... (0.88) (2.15) (1.71) (1.90) (1.82)
Net asset value, end of year ....................... $25.04 $27.26 $24.00 $28.35 $27.97
Total return
f
.................................... (4.60)% 22.86% (9.18)% 8.21% 15.61%
Ratios to average net assets
Expenses
g ,h
.................................... 1.05%
i
1.03%
i
1.01%
i
1.03% 1.05%
i
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
j
—% 0.01%
Net investment income ........................... 3.32%
c
2.07% 1.52% 1.98%
d
2.08%
e
Supplemental data
Net assets, end of year (000’s) ..................... $2,965,127 $4,042,626 $3,852,134 $4,386,829 $4,737,576
Portfolio turnover rate ............................ 21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.22 $23.97 $28.04 $27.68 $25.54
Income from investment operations
a
:
Net investment income
b
......................... 0.60
c
0.36 0.21 0.35
d
0.35
e
Net realized and unrealized gains (losses) ........... (2.12) 4.82 (3.00) 1.67 3.40
Total from investment operations .................... (1.52) 5.18 (2.79) 2.02 3.75
Less distributions from:
Net investment income .......................... (0.26) (0.42) (0.03) (0.37) (0.36)
Net realized gains ............................. (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ............................... (0.68) (1.93) (1.28) (1.66) (1.61)
Net asset value, end of year ....................... $25.02 $27.22 $23.97 $28.04 $27.68
Total return
f
.................................... (5.29)% 21.93% (9.87)% 7.37% 14.77%
Ratios to average net assets
Expenses
g ,h
.................................... 1.80%
i
1.78%
i
1.76%
i
1.78% 1.80%
i
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
j
—% 0.01%
Net investment income ........................... 2.63%
c
1.32% 0.77% 1.23%
d
1.33%
e
Supplemental data
Net assets, end of year (000’s) ..................... $206,196 $302,296 $309,756 $995,665 $1,114,760
Portfolio turnover rate ............................ 21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.96%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.17 $23.91 $28.21 $27.83 $25.66
Income from investment operations
a
:
Net investment income
b
......................... 0.70
c
0.49 0.36 0.50
d
0.49
e
Net realized and unrealized gains (losses) ........... (2.09) 4.83 (3.05) 1.70 3.42
Total from investment operations .................... (1.39) 5.32 (2.69) 2.20 3.91
Less distributions from:
Net investment income .......................... (0.40) (0.55) (0.36) (0.53) (0.49)
Net realized gains ............................. (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ............................... (0.82) (2.06) (1.61) (1.82) (1.74)
Net asset value, end of year ....................... $24.96 $27.17 $23.91 $28.21 $27.83
Total return .................................... (4.80)% 22.55% (9.41)% 7.96% 15.31%
Ratios to average net assets
Expenses
f ,g
.................................... 1.30%
h
1.28%
h
1.26%
h
1.28% 1.30%
h
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
i
—% 0.01%
Net investment income ........................... 3.06%
c
1.82% 1.27% 1.73%
d
1.83%
e
Supplemental data
Net assets, end of year (000’s) ..................... $48,216 $66,038 $74,345 $107,660 $123,013
Portfolio turnover rate ............................ 21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.46%.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.55 $24.23 $28.61 $28.21 $25.98
Income from investment operations
a
:
Net investment income
b
......................... 0.83
c
0.64 0.53 0.70
d
0.66
e
Net realized and unrealized gains (losses) ........... (2.09) 4.92 (3.11) 1.71 3.49
Total from investment operations .................... (1.26) 5.56 (2.58) 2.41 4.15
Less distributions from:
Net investment income .......................... (0.55) (0.73) (0.55) (0.72) (0.67)
Net realized gains ............................. (0.42) (1.51) (1.25) (1.29) (1.25)
Total distributions ............................... (0.97) (2.24) (1.80) (2.01) (1.92)
Net asset value, end of year ....................... $25.32 $27.55 $24.23 $28.61 $28.21
Total return .................................... (4.27)% 23.26% (8.88)% 8.61% 16.05%
Ratios to average net assets
Expenses
f ,g
.................................... 0.72%
h
0.70%
h
0.69%
h
0.67% 0.68%
h
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
i
—% 0.01%
Net investment income ........................... 3.57%
c
2.40% 1.84% 2.34%
d
2.45%
e
Supplemental data
Net assets, end of year (000’s) ..................... $1,449,696 $1,680,600 $3,160,186 $3,741,430 $1,896,497
Portfolio turnover rate ............................ 21.35% 21.71% 20.72% 18.15% 20.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2020
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.6%
Aerospace & Defense 2.3%
BAE Systems plc ..................................... United Kingdom 15,590,083 $ 103,974,340
Huntington Ingalls Industries, Inc. ......................... United States 632,084 107,757,680
211,732,020
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Belgium 7,234,813 153,856
Automobiles 0.9%
General Motors Co. .................................... United States 1,926,706 80,228,038
Banks 8.1%
Bank of America Corp. ................................. United States 3,751,300 113,701,903
Citigroup, Inc. ........................................ United States 3,077,706 189,771,352
JPMorgan Chase & Co. ................................. United States 1,644,490 208,965,344
Synovus Financial Corp. ................................ United States 2,934,440 94,987,823
Wells Fargo & Co. ..................................... United States 4,234,603 127,800,319
735,226,741
Beverages 0.6%
Heineken NV ........................................ Netherlands 495,798 55,253,450
Biotechnology 0.3%
b
Alexion Pharmaceuticals, Inc. ............................ United States 186,960 29,210,630
Building Products 1.7%
Johnson Controls International plc ......................... United States 3,293,400 153,439,506
Capital Markets 1.2%
Credit Suisse Group AG ................................ Switzerland 8,506,542 109,826,933
Communications Equipment 1.0%
Cisco Systems, Inc. ................................... United States 2,020,910 90,435,722
Consumer Finance 1.9%
Capital One Financial Corp. ............................. United States 1,731,205 171,129,614
Containers & Packaging 1.5%
International Paper Co. ................................. United States 2,647,937 131,655,428
Diversified Financial Services 2.4%
b
Berkshire Hathaway, Inc., B .............................. United States 197,900 45,887,073
Voya Financial, Inc. .................................... United States 2,937,130 172,732,615
218,619,688
Diversified Telecommunication Services 0.3%
a,c
Windstream Holdings, Inc. ............................... United States 2,123,740 28,116,194
Electric Utilities 1.0%
Pinnacle West Capital Corp. ............................. United States 1,141,200 91,238,940
Electrical Equipment 2.2%
b
Sensata Technologies Holding plc ......................... United States 3,755,370 198,058,214
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc. ......................................... United States 1,760,788 63,388,368
Energy Equipment & Services 0.8%
Schlumberger NV ..................................... United States 3,224,000 70,379,920
Entertainment 2.4%
b
Walt Disney Co. (The) .................................. United States 1,186,274 214,929,123

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 1.7%
Alexander's, Inc. ...................................... United States 231,286 $ 64,147,172
Uniti Group, Inc. ...................................... United States 1,804,810 21,170,421
Vornado Realty Trust ................................... United States 1,752,422 65,435,438
150,753,031
Food & Staples Retailing 1.7%
Kroger Co. (The) ...................................... United States 4,854,578 154,181,397
Food Products 4.2%
Archer-Daniels-Midland Co. ............................. United States 2,004,447 101,044,173
Conagra Brands, Inc. .................................. United States 1,929,383 69,959,428
Kraft Heinz Co. (The) .................................. United States 6,008,600 208,258,076
379,261,677
Health Care Equipment & Supplies 3.3%
Medtronic plc ........................................ United States 2,533,754 296,803,944
Health Care Providers & Services 3.8%
Anthem, Inc. ......................................... United States 391,272 125,633,526
CVS Health Corp. ..................................... United States 3,247,315 221,791,615
347,425,141
Household Durables 2.6%
Lennar Corp., A ....................................... United States 1,219,786 92,984,287
Newell Brands, Inc. .................................... United States 6,793,795 144,232,268
237,216,555
Household Products 0.7%
Energizer Holdings, Inc. ................................ United States 1,538,433 64,891,104
Industrial Conglomerates 1.4%
General Electric Co. ................................... United States 11,699,600 126,355,680
Insurance 6.9%
Alleghany Corp. ...................................... United States 325,189 196,313,347
Everest Re Group Ltd. ................................. United States 444,994 104,168,645
Hartford Financial Services Group, Inc. (The) ................ United States 3,214,299 157,436,365
MetLife, Inc. ......................................... United States 2,277,830 106,944,119
Willis Towers Watson plc ................................ United States 298,039 62,790,857
627,653,333
IT Services 2.1%
Cognizant Technology Solutions Corp., A .................... United States 2,285,650 187,309,018
Media 5.8%
b
Charter Communications, Inc., A .......................... United States 440,129 291,167,340
Comcast Corp., A ..................................... United States 3,958,800 207,441,120
b
iHeartMedia , Inc., A .................................... United States 1,795,072 23,300,035
a,b
iHeartMedia , Inc., B ................................... United States 35,201 424,925
522,333,420
Oil, Gas & Consumable Fuels 4.7%
BP plc .............................................. United Kingdom 43,649,147 150,632,989
Kinder Morgan, Inc. .................................... United States 5,693,740 77,833,426
Williams Cos., Inc. (The) ................................ United States 9,628,984 193,061,129
421,527,544
Pharmaceuticals 10.2%
b
Elanco Animal Health, Inc. ............................... United States 1,054,483 32,340,994

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Eli Lilly and Co. ....................................... United States 1,206,110 $ 203,639,612
GlaxoSmithKline plc ................................... United Kingdom 9,979,574 182,619,237
Merck & Co., Inc. ..................................... United States 2,797,172 228,808,669
Novartis AG, ADR ..................................... Switzerland 2,151,041 203,122,802
Perrigo Co. plc ....................................... United States 1,643,800 73,510,736
924,042,050
Semiconductors & Semiconductor Equipment 1.0%
b
Inphi Corp. .......................................... United States 149,300 23,958,171
Xilinx, Inc. ........................................... United States 458,600 65,015,722
88,973,893
Software 3.2%
b
Avaya Holdings Corp. .................................. United States 364 6,970
NortonLifeLock , Inc. ................................... United States 3,170,681 65,886,751
Oracle Corp. ......................................... United States 3,378,327 218,543,974
284,437,695
Specialty Retail 1.1%
Tiffany & Co. ......................................... United States 651,800 85,679,110
a,b,d
TRU Kids Parent LLC .................................. United States 7,469 17,051,583
a,b,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —
102,730,693
Technology Hardware, Storage & Peripherals 4.3%
Samsung Electronics Co. Ltd. ............................ South Korea 3,420,571 255,046,698
Western Digital Corp. .................................. United States 2,461,412 136,337,611
391,384,309
Textiles, Apparel & Luxury Goods 1.3%
PVH Corp. .......................................... United States 1,285,900 120,733,151
Tobacco 3.0%
Altria Group, Inc. ...................................... United States 2,023,360 82,957,760
British American Tobacco plc ............................. United Kingdom 3,767,740 139,932,291
British American Tobacco plc, ADR ........................ United Kingdom 1,176,079 44,091,202
266,981,253
Wireless Telecommunication Services 1.3%
b
T-Mobile US, Inc. ..................................... United States 689,100 92,925,135
Vodafone Group plc ................................... United Kingdom 16,374,202 26,896,395
119,821,530
Total Common Stocks (Cost $6,260,056,190) ....................................
8,467,838,803
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 1,585,463
Media 0.0%
†
b
iHeartMedia , Inc., 5/01/39 ............................... United States 1,786 23,180
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 276,741 899,408
Total Warrants (Cost $1,561,519) ..............................................
2,508,051

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 3.8%
Airlines 1.3%
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 64,192,000 $ 74,125,712
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 39,492,000 42,527,948
116,653,660
Diversified Telecommunication Services 0.9%
f
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 72,365,000 37,884,163
Senior Note, 11%, 9/15/25 ............................. United States 81,506,000 42,943,474
80,827,637
Machinery 0.2%
e
Navistar International Corp. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 18,060,400 20,306,662
Multiline Retail 0.2%
e
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 16,039,000 17,828,952
Software 1.2%
e
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 76,705,000 78,290,109
Senior Secured Note, 144A, 7.5%, 2/01/23 ................ United States 9,656,000 9,697,279
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 22,622,000 23,244,105
111,231,493
Total Corporate Bonds (Cost $380,600,017) .....................................
346,848,404
g
Senior Floating Rate Interests 0.4%
Software 0.4%
h
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD LIBOR + 5.5%),
9/01/25 ........................................... United States 35,102,025 35,053,760
Total Senior Floating Rate Interests (Cost $34,450,067) ..........................
35,053,760
Shares
Companies in Liquidation 0.0%
†
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,i
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,005,034 —
a,b,i
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 194,177,556 291,266
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $6,071,371) ...............................
291,266
Total Long Term Investments (Cost $6,682,739,164) .............................
8,852,540,284
a
Short Term Investments 1.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.7%
j
FHLB, 1/04/21 ....................................... United States 5,000,000 5,000,000
j
U.S. Treasury Bills ,
1/05/21 ........................................... United States 34,500,000 34,500,005
k
1/14/21 ........................................... United States 5,000,000 4,999,952

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
j
U.S. Treasury Bills, (continued)
k
1/21/21 ........................................... United States 25,000,000 $ 24,999,587
k
2/04/21 ........................................... United States 25,000,000 24,999,031
k
2/11/21 ........................................... United States 10,000,000 9,999,472
k
6/10/21 ........................................... United States 25,000,000 24,992,068
k
6/17/21 ........................................... United States 10,000,000 9,996,697
k
6/24/21 ........................................... United States 10,000,000 9,996,556
k
7/01/21 ........................................... United States 2,000,000 1,999,257
146,482,625
Total U.S. Government and Agency Securities (Cost $151,475,336) ................
151,482,625
Total Short Term Investments (Cost $151,475,336 ) ...............................
151,482,625
a
Total Investments (Cost $6,834,214,500) 99.6% ..................................
$9,004,022,909
Securities Sold Short (2.0)% ..................................................
(176,829,022)
Other Assets, less Liabilities 2.4% .............................................
218,175,776
Net Assets 100.0% ...........................................................
$9,045,369,663
Shares
Securities Sold Short (2.0)%
Common Stocks (2.0)%
Insurance (0.8)%
l
Aon plc, A ........................................... United States 321,881 (68,003,799)
Pharmaceuticals (0.2)%
l
AstraZeneca plc, ADR .................................. United Kingdom 397,160 (19,854,028)
l
Semiconductors & Semiconductor Equipment (1.0)%
Advanced Micro Devices, Inc. ............................ United States 790,352 (72,483,182)
Marvell Technology Group Ltd. ........................... United States 346,824 (16,488,013)
(88,971,195)
Total Common Stocks (Proceeds $174,857,095) .................................
(176,829,022)
Total Securities Sold Short (Proceeds $174,857,095) .............................
$(176,829,022)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
See Note 12 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $266,020,767, representing 2.9% of net assets.
f
See Note 8 regarding credit risk and defaulted securities.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
k
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At December 31, 2020, the aggregate value of these securities pledged amounted to $99,326,979, representing 1.1% of net assets.
l
See Note 1(d) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 7,959,900 3/15/21 $ (46,969)
Foreign Exchange GBP/USD ................... Short 1,369 116,869,819 3/15/21 (1,735,628)
Total Futures Contracts ...................................................................... $(1,782,597)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Buy 345,149 402,900 1/15/21 $ 18,874 $ —
Euro ............. HSBK Sell 345,820 398,503 1/15/21 — (24,091)
Euro ............. SSBT Sell 9,172,257 10,461,693 1/15/21 — (746,835)
Euro ............. UBSW Buy 679,456 794,174 1/15/21 36,123 —
Euro ............. UBSW Sell 9,172,257 10,462,335 1/15/21 — (746,193)
British Pound ...... BNY Buy 2,285,330 3,108,332 1/19/21 17,485 —
British Pound ...... HSBK Buy 11,662,208 15,767,021 1/19/21 184,257 —
British Pound ...... SSBT Sell 38,533,728 48,267,810 1/19/21 — (4,437,660)
British Pound ...... UBSW Buy 8,062,625 10,898,815 1/19/21 129,042 —
British Pound ...... BOFA Sell 500,000 663,455 2/16/21 — (20,571)
British Pound ...... HSBK Sell 15,626,880 20,466,389 2/16/21 — (911,980)
British Pound ...... SSBT Sell 1,307,152 1,733,950 2/16/21 — (54,300)
Swiss Franc ....... HSBK Sell 46,155,423 52,008,044 2/16/21 — (193,706)
Swiss Franc ....... UBSW Sell 46,155,423 51,992,929 2/16/21 — (208,821)
Euro ............. BOFA Sell 295,000 358,425 2/23/21 — (2,385)
Euro ............. HSBK Sell 875,000 1,064,123 2/23/21 — (6,077)
Euro ............. HSBK Sell 620,554 735,983 4/07/21 — (23,751)
Euro ............. SSBT Sell 664,274 787,896 4/07/21 — (25,364)
Euro ............. UBSW Sell 1,854,994 2,199,497 4/07/21 — (71,541)
British Pound ...... BOFA Sell 3,347,709 4,452,018 4/23/21 — (129,432)
British Pound ...... HSBK Sell 23,363,074 31,141,852 4/23/21 — (831,286)
British Pound ...... SSBT Sell 577,853 774,243 4/23/21 — (16,569)
British Pound ...... UBSW Sell 2,750,000 3,693,248 4/23/21 — (70,218)
South Korean Won .. HSBK Buy 5,412,101,211 4,987,192 5/14/21 — (14,061)
South Korean Won .. HSBK Sell 123,344,857,123 110,260,523 5/14/21 — (3,079,954)
South Korean Won .. UBSW Buy 59,314,683,600 53,617,793 5/14/21 885,936 —
South Korean Won .. UBSW Sell 61,526,168,481 54,948,574 5/14/21 — (1,587,269)
South Korean Won .. HSBK Sell 117,096,677,745 106,015,066 6/18/21 — (1,577,812)
South Korean Won .. UBSW Sell 25,972,019,912 23,456,061 6/18/21 — (408,018)
Total Forward Exchange Contracts ................................................... $1,271,717 $(15,187,894)
Net unrealized appreciation (depreciation) ............................................ $(13,916,177)

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 11 regarding other derivative information.
See Abbreviations on page 44 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $6,792,812,392
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................................................... 41,402,108
Value - Unaffiliated issuers .................................................................. $8,986,817,470
Value - Non-controlled affiliates (Note 3 f and 12 ) .................................................. 17,205,439
Cash .................................................................................... 331,466
Receivables:
Investment securities sold ................................................................... 24,601,055
Capital shares sold ........................................................................ 1,085,861
Dividends and interest ..................................................................... 29,205,256
European Union tax reclaims (Note 1 g ) ......................................................... 19,599,198
Deposits with brokers for:
Securities sold short ..................................................................... 178,751,131
Futures contracts ........................................................................ 4,054,799
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,271,717
Other assets .............................................................................. 2,192,140
Total assets .......................................................................... 9,265,115,532
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,106,908
Capital shares redeemed ................................................................... 10,822,648
Management fees ......................................................................... 5,042,571
Distribution fees .......................................................................... 817,690
Transfer agent fees ........................................................................ 767,388
Trustees' fees and expenses ................................................................. 1,026,314
Variation margin on futures contracts ........................................................... 310,181
Securities sold short, at value (proceeds $174,857,095) .............................................. 176,829,022
Unrealized depreciation on OTC forward exchange contracts .......................................... 15,187,894
Accrued expenses and other liabilities ........................................................... 835,253
Total liabilities ......................................................................... 219,745,869
Net assets, at value ................................................................. $9,045,369,663
Net assets consist of:
Paid-in capital ............................................................................. $6,989,478,995
Total distributable earnings (losses) ............................................................. 2,055,890,668
Net assets, at value ................................................................. $9,045,369,663

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ....................................................................... $4,376,134,738
Shares outstanding ........................................................................ 172,741,210
Net asset value and maximum offering price per share ............................................. $25.33
Class A:
Net assets, at value ....................................................................... $2,965,127,375
Shares outstanding ........................................................................ 118,410,686
Net asset value per share
a
.................................................................. $25.04
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $26.50
Class C:
Net assets, at value ....................................................................... $206,195,944
Shares outstanding ........................................................................ 8,242,354
Net asset value and maximum offering price per share
a
............................................. $25.02
Class R:
Net assets, at value ....................................................................... $48,215,971
Shares outstanding ........................................................................ 1,932,042
Net asset value and maximum offering price per share ............................................. $24.96
Class R6:
Net assets, at value ....................................................................... $1,449,695,635
Shares outstanding ........................................................................ 57,265,441
Net asset value and maximum offering price per share ............................................. $25.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $1,480,745)
Unaffiliated issuers ........................................................................ $338,179,488
Interest:
Unaffiliated issuers ........................................................................ 44,999,482
Adjustment for uncollectible interest (Note 8 ) (8,097,948)
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 6,687
Non-controlled affiliates (Note 3 f ) ............................................................. 62
Other income (Note 1 g ) ...................................................................... 15,174,814
Total investment income ................................................................... 390,262,585
Expenses:
Management fees (Note 3 a ) ................................................................... 59,382,443
Distribution fees: (Note 3c )
    Class A ................................................................................ 7,686,245
    Class C ................................................................................ 2,176,565
    Class R ................................................................................ 241,121
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 3,946,006
    Class A ................................................................................ 2,848,252
    Class C ................................................................................ 201,482
    Class R ................................................................................ 44,998
    Class R6 ............................................................................... 305,425
Custodian fees (Note 4 ) ...................................................................... 143,570
Reports to shareholders ...................................................................... 664,113
Registration and filing fees .................................................................... 146,437
Professional fees ........................................................................... 301,120
Trustees' fees and expenses .................................................................. 620,659
Dividends on securities sold short .............................................................. 1,456,867
Other .................................................................................... 375,136
Total expenses ......................................................................... 80,540,439
Expense reductions (Note 4 ) ............................................................... (46,526)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (796)
Net expenses ......................................................................... 80,493,117
Net investment income ................................................................ 309,769,468

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
(continued)
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (230,933,220)
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... 718,391
Written options ........................................................................... (959,764)
Foreign currency transactions ................................................................ 79,518
Forward exchange contracts ................................................................. (19,764,704)
Futures contracts ......................................................................... (2,898,805)
Securities sold short ....................................................................... (5,239,621)
Net realized gain (loss) .................................................................. (258,998,205)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (794,004,855)
Non-controlled affiliates (Note 3 f and 12 ) ...................................................... (10,925,013)
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,446,047
Forward exchange contracts ................................................................. (4,877,272)
Futures contracts ......................................................................... 375,245
Securities sold short ....................................................................... 5,373,100
Net change in unrealized appreciation (depreciation) ............................................ (802,612,748)
Net realized and unrealized gain (loss) ............................................................ (1,061,610,953)
Net increase (decrease) in net assets resulting from operations .......................................... $(751,841,485)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Franklin Mutual Shares Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $309,769,468 $286,473,860
Net realized gain (loss) ................................................. (258,998,205) 589,248,324
Net change in unrealized appreciation (depreciation) ........................... (802,612,748) 1,737,821,368
Net increase (decrease) in net assets resulting from operations ................ (751,841,485) 2,613,543,552
Distributions to shareholders:
Class Z ............................................................. (164,290,286) (424,957,060)
Class A ............................................................. (107,633,936) (310,738,396)
Class C ............................................................. (5,681,043) (20,683,973)
Class R ............................................................. (1,617,401) (5,167,516)
Class R6 ............................................................ (55,414,182) (180,523,371)
Total distributions to shareholders .......................................... (334,636,848) (942,070,316)
Capital share transactions: (Note 2 )
Class Z ............................................................. (581,646,646) (407,966,163)
Class A ............................................................. (679,006,313) (326,358,495)
Class C ............................................................. (63,162,723) (49,007,989)
Class R ............................................................. (11,810,447) (18,388,105)
Class R6 ............................................................ (96,361,914) (1,891,813,271)
Total capital share transactions ............................................ (1,431,988,043) (2,693,534,023)
Net increase (decrease) in net assets ................................... (2,518,466,376) (1,022,060,787)
Net assets:
Beginning of year ....................................................... 11,563,836,039 12,585,896,826
End of year ........................................................... $9,045,369,663 $11,563,836,039

Franklin Mutual Series Funds
Notes to Financial Statements
Franklin Mutual Shares Fund
30
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Shares Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements
31
franklintempleton.com
Annual Report
Franklin Mutual Shares Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Shares Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2020, the Fund had OTC
derivatives in a net liability position of $13,933,662 and the aggregate value of collateral pledged for such contracts was
$13,733,767.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Shares Fund
(continued)
maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2020,
the Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
34
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Franklin Mutual Shares Fund
(continued)
sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
35
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Franklin Mutual Shares Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 6,418,611 $148,599,302 5,703,921 $154,451,161
Shares issued in reinvestment of distributions .......... 6,211,305 145,377,724 13,821,998 375,962,807
Shares redeemed ............................... (38,414,016) (875,623,672) (35,007,575) (938,380,131)
Net increase (decrease) .......................... (25,784,100) $(581,646,646) (15,481,656) $(407,966,163)
Class A Shares:
Shares sold
a
................................... 8,640,892 $191,690,060 9,660,276 $258,457,935
Shares issued in reinvestment of distributions .......... 4,451,003 102,359,470 10,821,922 290,798,586
Shares redeemed ............................... (42,999,827) (973,055,843) (32,673,689) (875,615,016)
Net increase (decrease) .......................... (29,907,932) $(679,006,313) (12,191,491) $(326,358,495)
Class C Shares:
Shares sold ................................... 1,584,225 $36,733,855 1,854,760 $49,227,044
Shares issued in reinvestment of distributions .......... 252,555 5,661,915 765,482 20,460,413
Shares redeemed
a
.............................. (4,700,207) (105,558,493) (4,437,754) (118,695,446)
Net increase (decrease) .......................... (2,863,427) $(63,162,723) (1,817,512) $(49,007,989)
Class R Shares:
Shares sold ................................... 342,269 $7,791,511 246,671 $6,553,429
Shares issued in reinvestment of distributions .......... 71,017 1,617,370 193,343 5,163,831
Shares redeemed ............................... (911,706) (21,219,328) (1,118,911) (30,105,365)
Net increase (decrease) .......................... (498,420) $(11,810,447) (678,897) $(18,388,105)
Class R6 Shares:
Shares sold ................................... 2,685,472 $57,438,893 7,406,299 $199,310,809
Shares issued in reinvestment of distributions .......... 2,365,014 55,401,352 6,673,123 180,428,324
Shares redeemed ............................... (8,794,233) (209,202,159) (83,508,648) (2,271,552,404)
Net increase (decrease) .......................... (3,743,747) $(96,361,914) (69,429,226) $(1,891,813,271)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Mutual Series Funds
Notes to Financial Statements
36
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Franklin Mutual Shares Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, the gross effective investment management fee rate was 0.662% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year :
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $148,955
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
37
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Annual Report
Franklin Mutual Shares Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $7,346,163, of which $3,777,580 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021. Prior to May 1, 2020, the Class R6 transfer agent fees were limited to 0.02%.
h. Other Affiliated Transactions
At December 31, 2020, the Franklin Founding Funds Allocation Fund (Allocation Fund) owned 14.7% of the Fund's outstanding shares. On January 21, 2021, the Allocation Fund repositioned to a direct investment fund and subsequently fully redeemed out of the Fund. As a result, on January 29, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Allocation Fund (valued at $1,065,296,437).
CDSC retained .............................................................................. $9,269
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $15,926,000 $(15,926,000) $ — $ — $—
a
— $62
Total Affiliated Securities .... $— $15,926,000 $(15,926,000) $— $— $— $62
a
As of December 31, 2020, no longer held by the Fund.
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
38
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Annual Report
Franklin Mutual Shares Fund
(continued)
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended December 31, 2020, these purchase and sale transactions aggregated $0 and $6,515,609, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2020, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
a
Projected benefit obligation at December 31, 2020 ...... $1,026,314
b
Decrease in projected benefit obligation .............. $(725)
Benefit payments made to retired trustees ............. $(8,835)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The decrease in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $52,919,948
Long term ................................................................................ 193,093,674
Total capital loss carryforwards ............................................................... $246,013,622
2020 2019
Distributions paid from:
Ordinary income .......................................................... $209,885,626 $304,453,606
Long term capital gain ...................................................... 124,751,222 637,616,710
$334,636,848 $942,070,316
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
39
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Annual Report
Franklin Mutual Shares Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims and pass-through entity income.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2020, aggregated $1,847,823,285 and $2,844,821,056, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. For the year ended December
31, 2020, the Fund recorded an adjustment for uncollectible interest of $8,097,948, as noted in the Statement of Operations.
At December 31, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $80,827,637, representing 0.9% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $6,663,275,421
Unrealized appreciation ........................................................................ $2,676,153,377
Unrealized depreciation ........................................................................ (527,933,685)
Net unrealized appreciation (depreciation) .......................................................... $2,148,219,692
Distributable earnings:
Undistributed ordinary income ................................................................... $134,687,729
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Shares Fund
(continued)
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
6
For the year ended December 31, 2020, the average month end notional amount of futures contracts and options represented
$162,646,931 and 3,231 shares, respectively. The average month end contract value of forward exchange contracts was
$611,504,319.
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 153,856
2,123,740
a
Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 28,116,194
Total Restricted Securities (Value is 0.31% of Net Assets) ............. $21,627,114 $28,270,050
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,585,463 as of December 31, 2020.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 1,782,597
a
Unrealized appreciation on OTC
forward exchange contracts
1,271,717 Unrealized depreciation on OTC
forward exchange contracts
15,187,894
Total .................... $1,271,717 $16,970,491
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Futures contracts $(2,898,805) Futures contracts $375,245
Forward exchange contracts (19,764,704) Forward exchange contracts (4,877,272)
Equity Contracts ...........
Written options (959,764) Written options —
Total .................... $(23,623,273) $(4,502,027)
10. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
See Note 1(c) regarding derivative financial instruments.
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended December 31, 2020, investments in “affiliated companies” were as follows:
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ................ $ 262,624 $ — $ — $ — $ (108,768) $ 153,856 7,234,813 $ —
Tru Kids Parent LLC ....... 27,867,828 — — — (10,816,245) 17,051,583 7,469 —
Wayne Services Legacy, Inc. . — — (718,391)
a
718,391 — — 7,469 —
Total Affiliated Securities
(Value is 0.2% of Net Assets) $28,130,452 $— $(718,391) $ 718,391 $ (10,925,013) $17,205,439 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Shares Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 107,757,680 $ 103,974,340 $ — $ 211,732,020
Auto Components ...................... — — 153,856 153,856
Automobiles .......................... 80,228,038 — — 80,228,038
Banks ............................... 735,226,741 — — 735,226,741
Beverages ........................... 55,253,450 — — 55,253,450
Biotechnology ......................... 29,210,630 — — 29,210,630
Building Products ...................... 153,439,506 — — 153,439,506
Capital Markets ........................ — 109,826,933 — 109,826,933
Communications Equipment .............. 90,435,722 — — 90,435,722
Consumer Finance ..................... 171,129,614 — — 171,129,614
Containers & Packaging ................. 131,655,428 — — 131,655,428
Diversified Financial Services ............. 218,619,688 — — 218,619,688
Diversified Telecommunication Services ..... — — 28,116,194 28,116,194
Electric Utilities ........................ 91,238,940 — — 91,238,940
Electrical Equipment .................... 198,058,214 — — 198,058,214
Electronic Equipment, Instruments &
Components ........................ 63,388,368 — — 63,388,368
Energy Equipment & Services ............. 70,379,920 — — 70,379,920
Entertainment ......................... 214,929,123 — — 214,929,123
Equity Real Estate Investment Trusts (REITs) . 150,753,031 — — 150,753,031
Food & Staples Retailing ................. 154,181,397 — — 154,181,397
Food Products ........................ 379,261,677 — — 379,261,677
Health Care Equipment & Supplies ......... 296,803,944 — — 296,803,944
Health Care Providers & Services .......... 347,425,141 — — 347,425,141
Household Durables .................... 237,216,555 — — 237,216,555
Household Products .................... 64,891,104 — — 64,891,104
Industrial Conglomerates ................ 126,355,680 — — 126,355,680
Insurance ............................ 627,653,333 — — 627,653,333
IT Services ........................... 187,309,018 — — 187,309,018
Media ............................... 521,908,495 — 424,925 522,333,420
Oil, Gas & Consumable Fuels ............. 270,894,555 150,632,989 — 421,527,544
Pharmaceuticals ....................... 741,422,813 182,619,237 — 924,042,050
Semiconductors & Semiconductor Equipment . 88,973,893 — — 88,973,893
Software ............................. 284,437,695 — — 284,437,695
Specialty Retail ........................ 85,679,110 — 17,051,583
a
102,730,693
Technology Hardware, Storage & Peripherals . 136,337,611 255,046,698 — 391,384,309
Textiles, Apparel & Luxury Goods .......... 120,733,151 — — 120,733,151
Tobacco ............................. 127,048,962 139,932,291 — 266,981,253
Wireless Telecommunication Services ....... 92,925,135 26,896,395 — 119,821,530
Warrants :
Diversified Telecommunication Services ..... — — 1,585,463 1,585,463
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
43
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Franklin Mutual Shares Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Warrants:
Media ............................... $ 23,180 $ — $ — $ 23,180
Software ............................. — 899,408 — 899,408
Corporate Bonds ........................ — 346,848,404 — 346,848,404
Senior Floating Rate Interests ............... — 35,053,760 — 35,053,760
Companies in Liquidation .................. — — 291,266
a
291,266
Short Term Investments ................... 146,482,625 5,000,000 — 151,482,625
Total Investments in Securities ........... $7,599,669,167 $1,356,730,455 $47,623,287 $9,004,022,909
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,271,717 $ — $ 1,271,717
Total Other Financial Instruments ......... $— $1,271,717 $— $1,271,717
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $176,829,022 $— $— $176,829,022
Forward exchange contracts ................ — 15,187,894 — 15,187,894
Futures contracts ........................ 1,782,597 — — 1,782,597
Total Other Financial Instruments ......... $178,611,619 $15,187,894 $— $193,799,513
a
Includes securities determined to have no value at December 31, 2020.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
44
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Franklin Mutual Shares Fund
(continued)
Abbreviations
Counterparty
BNY
Bank of New York
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
45
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Shares Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Shares Fund (the “Fund”) (one of
the funds constituting Franklin Mutual Series Funds), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Shares Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 23, 2021

Franklin Mutual Series Funds
Tax Information (unaudited)
46
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Annual Report
Franklin Mutual Shares Fund
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $124,751,222 as a long term capital gain dividend for the fiscal year ended December 31, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $31,531,950 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $327,008,980 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Franklin Mutual Series Funds
Board Members and Officers
47
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995 and
Chairperson since 2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2002 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Franklin Mutual Series Funds
48
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-present) and
FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (August 2020-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Independent Board Members
(continued)

Franklin Mutual Series Funds
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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Peter A. Langerman (1955) Trustee,
President, and
Chief Executive
Officer –
Investment
Management
Trustee since
2007, President,
and Chief
Executive Officer –
Investment
Management since
2005
6 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Mutual Advisers, LLC; and officer and/or director, as the case may be, of three of the investment companies in Franklin Templeton.
Alison E. Baur (1964 Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC which is the Fund’s investment manager.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 2: Effective October 17, 2020, Charles Rubens, II ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
51
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statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
52
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

474 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Shares Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

Annual Report and Shareholder Letter
Franklin Mutual
Beacon Fund
A Series of Franklin Mutual Series Funds
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Beacon Fund Shareholder:
2020 was a year that felt like it contained several different years within it. There were periods of stability and dramatic moves down and up in financial markets. The year ended
with surging stock prices despite an ongoing pandemic. If
one had gone to sleep on December 31, 2019, and woke up
on December 31, 2020, a quick glance at the MSCI World
Index (USD), which was up +16.50% for the 12 months,
might cause one to think this was just another good year in
a long bull market.
1
But for those of us who lived through it,
2020 was chaotic and memorable.
The year began with a continuation of trends from 2019.
Accommodative central bank policy was supporting a
resilient economy, which displayed modest growth. Then
COVID-19 exploded from a regional issue into a global
pandemic. The response to the spread of the virus was
lockdown and physical distancing measures in attempts to
flatten the curve of the contagion. Consumer and business
spending fell, and manufacturing and other activity came to
a virtual halt. This led to a dramatic share price plunge in equity markets.
In response, governments acted directly through fiscal policy and central banks, using a whatever-it-takes approach to
stabilize economies. The efforts worked and were reflected
by market stabilization and the beginning of a recovery
in prices. Markets continued to rally in the second half of
the year on signs of global economic resilience despite
widespread shutdowns. Investor sentiment was buoyed
by hopes for continued stimulus measures, very positive
developments on the vaccine front and U.S. presidential
election results. Valuations were also supported by investors’
willingness to look through the current situation to 2021 and beyond, when widespread vaccinations are expected to
become available and reignite global economies.
During the year, there was significant market volatility and continued variance between the performance of growth
equities and value equities. Many growth stocks benefited
from the changes in work and life caused by the pandemic
and continued to grow during the year. As a result, the MSCI
World Growth Index (USD) ended the year up +34.18%,
while the MSCI World Value Index (USD) recovered from the
spring selloff, but trailed its growth counterpart, ending the year down -0.38% for the 12 months ended December 31,
2020.
1
Market volatility and economic uncertainty can often
present what we consider opportunities. During periods of
market fluctuation, we used our bottom-up, fundamentally
driven investment process to add select positions to the
portfolio that historically had not met our investment criteria.
However, given the decline in price, these stocks were now,
in our opinion, attractively valued. We also moved capital
between existing positions to reflect market shifts. We
were encouraged to see value equities do quite well in the
fourth quarter on both an absolute and relative basis. Our
expectation is that earnings will continue to improve for the overall market as 2021 progresses and COVID vaccinations
allow for accelerated reopening of the global economy.
We would expect many of our value holdings to benefit
from such a scenario. It is important to remember that the
market historically rewards investors who take a long-term
perspective. To that end, we recognize the importance
of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
This is my first letter to you as president and chief
investment officer of Franklin Mutual Series. I have been
director of research and a portfolio manager for Franklin
Mutual Series since January 2010 and have worked with
Peter Langerman, chairman and chief executive officer of
Franklin Mutual Series, to steward the platform. I want to
thank Peter for his significant contributions and 30+ years of dedicated service and leadership. I look forward to working
with Peter through mid-2021 to complete the leadership
transition, and I wish him the very best in his well-deserved retirement.
On the following pages, the portfolio management team
reviews investment decisions that pertain to performance
during the past 12 months considering the economic
environment and other factors. Please remember all
securities markets fluctuate, as do mutual fund share prices.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Not part of the annual report
2
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
Contents
Annual Report
Franklin Mutual Beacon Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 23
Notes to Financial Statements 27
Report of Independent Registered
Public Accounting Firm 40
Tax Information 41
Board Members and Officers 42
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.
CFA
®
is a trademark owned by CFA Institute.

3
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Annual Report
ANNUAL REPORT
Franklin Mutual Beacon Fund
This annual report for Franklin Mutual Beacon Fund covers
the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that we
believe are available at market prices less than their intrinsic value. The equity securities in which the Fund invests are
primarily common stock, with a current focus on mid- and
large-cap companies. To a lesser extent, the Fund also
invests in merger arbitrage securities and the debt and
equity of distressed companies. The Fund may invest a
substantial portion, potentially up to 100% of its assets, in foreign securities and participations in foreign government
debt. The Geographic Composition table on this page lists
the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +4.08% cumulative
total return for the 12 months ended December 31, 2020. In
comparison, the Fund’s new benchmark, the MSCI World
Value Index-NR (USD), which tracks the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a -1.16% total return.
1
Also
for comparison, the Fund’s prior benchmark, the MSCI
World Index (USD), which tracks stock performance in
global developed markets, posted a +16.50% total return.
1
The MSCI World Value Index-NR (USD) is replacing the
MSCI World Index (USD) as the Fund’s benchmark. The
investment manager believes the composition of the MSCI
World Value Index-NR (USD) more accurately reflects
the Fund’s current investment strategy and portfolio
characteristics, and that the actual tax withholding rates for the Fund are closer to the assumptions of the MSCI World
Value Index-NR (USD; net of taxes on dividends) than the
MSCI World Index (USD; gross of taxes on dividends).
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about economic stimulus measures,
easing lockdown restrictions, and vaccine and treatment
development. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove the
unemployment rate to 14.8% in April 2020.
2
According to the
Geographic Composition
12/31/20
% of Total
Net Assets
United States 55.7%
Germany 10.0%
Switzerland 7.8%
United Kingdom 7.5%
Netherlands 6.2%
South Korea 4.6%
Israel 3.9%
Other 0.5%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February, and the
country slipped into a deep recession. Equities began to
rebound in the spring amid the government’s fiscal and
monetary stimulus measures, declining jobless claims, rising retail sales and optimism about treatments and potential
vaccines for COVID-19. Following a record annualized
decline in second-quarter gross domestic product (GDP),
resilient consumer spending helped drive third-quarter GDP
to expand at a record annualized rate, although growth
slowed in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for
our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities,
we are attracted to what we believe are fundamentally
strong companies with healthy balance sheets, high-quality
assets, substantial free cash flow and shareholder-oriented
management teams and whose stocks are trading at
discounts to our assessment of the companies’ intrinsic
or business value. We also look for asset-rich companies
whose shares may be trading at depressed levels due
to concerns over short-term earnings disappointments,
litigation, management strategy or other perceived
negatives. This strict value approach is not only intended
to improve the likelihood of capital appreciation, but also
reduces the risk of substantial declines, in our opinion. While the vast majority of our undervalued equity investments
are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment
Top 10 Industries
12/31/20
% of Total
Net Assets
a
Pharmaceuticals 16.8%
Banks 9.3%
Software 9.1%
Technology Hardware, Storage & Peripherals 8.5%
Textiles, Apparel & Luxury Goods 7.0%
Diversified Telecommunication Services 4.7%
Media 4.4%
Electrical Equipment 4.0%
Entertainment 3.8%
Health Care Equipment & Supplies 3.7%

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Annual Report
of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
A year ago, we reflected on a decade of overall equity
market strength and solid, but weaker, returns for our
value equity investing strategy. 2020 turned out to be
an amplification of this performance gap, rather than a
correction. The year started with a continuation of strong
performance from market-darling growth stocks. The gap
exploded as COVID-19 led to lockdowns and people working
from home. The market leaders often benefited from these
changes, with technology tools being adopted more quickly
than before. Meanwhile, the lockdowns and disruption
severely impacted many companies thought of as value
stocks.
Even as central banks and governments across the globe
acted through fiscal and monetary stimulus measures,
the recovery came slowly and only accelerated when the
prospects of an effective vaccine helped markets understand
when the health crisis might be over. By the end of 2020, the
MSCI World Value Index (USD) had recovered to be almost
flat, with a -0.38% return.
1
However, growth stocks advanced
substantially further, as evidenced by the MSCI World
Growth Index (USD), ending the year up +34.18%.
1
Many signs of increased speculation in the market have
appeared, with a surge in the number of IPOs not seen
since the tech bubble and a boom in special purpose
acquisition companies (SPACs), a type of company which
raises money in anticipation of finding profitable investment opportunities. There is no guarantee that some speculation
will not be profitable, but we try to look past the speculation and continue to see attractive values in various parts of the market.
Our traditional value equity investment approach is
complemented with two other strategies, distressed investing and merger arbitrage. We were active in both during 2020.
Merger arbitrage activity has climbed in tandem with
increasing confidence about an end to the pandemic crisis.
Significant new deals have been announced and some
present attractive investment opportunities. In addition,
the deals which were impacted by the emergence of the
coronavirus have seen renegotiated terms and moved
toward amicable resolution. This includes deals such as
Tiffany’s acquisition by LVMH Moet Hennessy Louis Vuitton
and Taubman’s acquisition by Simon Property Group. We
expect an ongoing acceleration of merger and acquisition
activity given a recovering economy, strong markets and the
hope for increasing regulatory and trade predictability under the incoming U.S. administration.
Within our distressed credit strategy, we targeted companies and industries directly impacted by the coronavirus
pandemic. The robust government fiscal and monetary
interventions have limited the number of attractive options, but we found opportunities in the energy sector and the
retail and travel industries. As the vaccine news arrived and liquidity remained strong, the opportunities have become
more limited. We expect to see fewer new distressed
debt opportunities than the merger arbitrage opportunities
discussed above.
Fund Performance
Turning to Fund performance, top positive contributors
included Samsung Electronics, Charter Communications and
Baidu. Samsung Electronics and Charter Communications
are listed among the Fund’s largest positions in the Top 10
Holdings table on page 6.

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After experiencing COVID-related volatility during the first few months of the year, the stock price of South Korea-
based electronics and computer peripherals manufacturer
Samsung Electronics started to recover in April and
continued an upward trajectory for the remainder of the year, making it a leading contributor to portfolio performance. The company posted strong first-quarter results, with revenue
and operating profit rising year-over-year, propelled by sales of its memory chips. Demand for memory chips increased
during the lockdown, driven by hyperscale data center
spending and spending to enable working from home and
online learning. Investors are optimistic that strength in
memory prices can continue, and Samsung is expected to
announce a new capital return program in early 2021, which
may include a special dividend.
Shares of U.S.-based cable operator Charter
Communications rallied throughout much of 2020’s second
half, lifted by second-quarter earnings that exceeded
consensus expectations. The stay-at-home economy
emerging in the wake of the coronavirus pandemic led to an
increase in the number of high-speed data subscribers and
lower turnover among the existing customer base. These
factors drove higher margins and increased free cash flow,
which management used to buy back stock. Third-quarter
results were also strong, with high-speed data net subscriber additions and residential video growth soundly beating
expectations. The company’s financials also continued to
improve.
Despite strong fourth-quarter results, the stock price of
China-based search engine and artificial intelligence
software company Baidu was affected by COVID-related
volatility in late February and March. However, Baidu’s
recovery from the market bottom was swift, and a rally
ensued during 2020’s second quarter. Declining costs led
to better-than-expected first-quarter profitability that helped boost the valuation. Despite subpar advertising revenues
during the summer months, second-quarter results were
positive, due in part to tight cost controls during those three months. As China’s advertising market rebounded in the fall, the company’s advertising revenues also recovered, turning
core business revenues positive. Third-quarter earnings
beat expectations, and along with news of an acquisition,
provided fuel for a price rally that lasted for the remainder of the year.
During the period under review, Fund investments that
detracted from performance included Wells Fargo, Standard
Chartered and Discovery, Inc.
The performance of U.S.-based diversified financial services company Wells Fargo was affected by the regulatory
restrictions placed on it following the account opening
scandal, particularly the ability to grow the size of its balance sheet freely. These limits negatively impacted the company
in March when a flurry of companies rushed to draw on
their credit lines to strengthen their liquidity positions as the effects of the pandemic became more tangible. After the
March downturn, COVID-related uncertainty and interest-
rate declines continued to hinder the organization, leading
management to revise its forward guidance several times
throughout the year. First-quarter earnings fell short of
expectations, and Wells Fargo posted a second-quarter
loss, although much of it was due to the bank’s massive
contribution to its loan loss reserves. The company
also drastically cut its dividend. During the third quarter, headline earnings fell short of expectations, but many of
the costs incurred during the quarter were associated with
restructuring, which management expects will reduce costs
in 2021. In addition to shedding its student loan business in
2020, the company looks forward to streamlining its business model further in the year ahead.
The stock of London-based banking and financial services
company Standard Chartered fell in early January, as
COVID-19 began to spread across parts of Asia and
Europe. The uncertain operating environment brought
on by the pandemic, combined with a low interest-rate
environment, created a headwind for Standard Chartered’s
operating profits during the year. In addition, geopolitical tension between the U.S. and China, pertaining to the
Top 10 Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a aa
Samsung Electronics Co. Ltd. 4.7%
Technology Hardware, Storage & Peripherals ,
South Korea
GlaxoSmithKline plc 4.7%
Pharmaceuticals , United Kingdom
Charter Communications, Inc. 4.4%
Media
Deutsche Telekom AG 4.0%
Diversified Telecommunication Services ,
Germany
Sensata Technologies Holding plc 4.0%
Electrical Equipment
Cie Financiere Richemont SA 4.0%
Textiles, Apparel & Luxury Goods , Switzerland
Oracle Corp. 3.9%
Software
Novartis AG 3.9%
Pharmaceuticals , Switzerland
Eli Lilly and Co. 3.9%
Pharmaceuticals
Check Point Software Technologies Ltd. 3.9%
Software , Israel

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Hong Kong national security law passed at the end of June
and supported by the business community, was a source
of concern. We have also exited our position in Standard
Chartered.
Despite quarterly results that were in line with or ahead of expectations during the fiscal year, U.S.-based cable network operator Discovery, Inc., a company that provides non-
fiction and educational media entertainment, had a difficult
12-month period. After the March decline, Discovery’s
share price experienced peaks and valleys as the battle for
homebound viewers’ time and attention ebbed on. During
the period, direct to consumer (DTC) initiatives were a main focus, which generated significant capital spending costs.
Unfortunately, statistics to measure success of the DTC
efforts were unavailable. Due to continued costs associated
with DTC efforts and their weight on future growth prospects, we decided to sell our position in Discovery.
During the period, the Fund held currency forwards and
futures seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
negative overall impact on the Fund’s performance as the
U.S. dollar fell against most currencies during the period.
As fellow shareholders, we found recent absolute and
relative performance disappointing, but our strategy of
seeking undervalued stocks can lag the growth equity
markets at times. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Beacon Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Co-Portfolio Manager
Mandana Hormozi
Co-Portfolio Manager
Aman Gupta, CFA
Co-Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Franklin Mutual Beacon Fund
8
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge. For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year +4.08% +4.08%
5-Year +58.51% +9.65%
10-Year +138.78% +9.09%
A
3
1-Year +3.75% -1.98%
5-Year +56.41% +8.12%
10-Year +132.10% +8.17%
See page 10 for Performance Summary footnotes.

Franklin Mutual Beacon Fund
Performance Summary
9
franklintempleton.com
Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/11– 12/31/20 )
Class A
(1/1/11– 12/31/20 )

Franklin Mutual Beacon Fund
Performance Summary
10
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the
U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, partic-
ularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war;
and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI World Index (USD) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Z $0.4526 $0.0427 $0.0580 $0.5533
A $0.4139 $0.0427 $0.0580 $0.5146
C $0.2715 $0.0427 $0.0580 $0.3722
R $0.3664 $0.0427 $0.0580 $0.4671
R6 $0.4634 $0.0427 $0.0580 $0.5641
Total Annual Operating Expenses
5
Share Class
Z 0.82%
A 1.07%

Your Fund’s Expenses
Franklin Mutual Beacon Fund
11
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,249.55 $4.46 $1,021.17 $4.00 0.79%
A $1,000 $1,247.14 $5.85 $1,019.93 $5.26 1.04%
C $1,000 $1,242.43 $10.00 $1,016.21 $9.00 1.77%
R $1,000 $1,245.51 $7.26 $1,018.67 $6.52 1.29%
R6 $1,000 $1,249.60 $4.05 $1,021.54 $3.64 0.72%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.40 $13.76 $16.61 $15.30 $14.30
Income from investment operations
a
:
Net investment income
b
......................... 0.51
c
0.33 0.29 0.29 0.37
d
Net realized and unrealized gains (losses) ........... 0.12 3.06 (1.68) 1.90 1.93
Total from investment operations .................... 0.63 3.39 (1.39) 2.19 2.30
Less distributions from:
Net investment income .......................... (0.45) (0.36) (0.31) (0.31) (0.37)
Net realized gains ............................. (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ............................... (0.55) (0.75) (1.46) (0.88) (1.30)
Net asset value, end of year ....................... $16.48 $16.40 $13.76 $16.61 $15.30
Total return .................................... 4.08% 24.96% (8.24)% 14.39% 16.11%
Ratios to average net assets
Expenses
e,f
.................................... 0.82% 0.81%
g
0.80%
g
0.78% 0.80%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.01% —% 0.01%
Net investment income ........................... 3.56%
c
2.11% 1.77% 1.78% 2.48%
d
Supplemental data
Net assets, end of year (000’s) ..................... $2,320,077 $2,600,744 $2,271,217 $2,700,327 $2,564,120
Portfolio turnover rate ............................ 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.81%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.24 $13.63 $16.47 $15.18 $14.20
Income from investment operations
a
:
Net investment income
b
......................... 0.47
c
0.29 0.25 0.25 0.33
d
Net realized and unrealized gains (losses) ........... 0.10 3.03 (1.67) 1.87 1.91
Total from investment operations .................... 0.57 3.32 (1.42) 2.12 2.24
Less distributions from:
Net investment income .......................... (0.41) (0.32) (0.27) (0.26) (0.33)
Net realized gains ............................. (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ............................... (0.51) (0.71) (1.42) (0.83) (1.26)
Net asset value, end of year ....................... $16.30 $16.24 $13.63 $16.47 $15.18
Total return
e
................................... 3.75% 24.69% (8.49)% 14.09% 15.80%
Ratios to average net assets
Expenses
f,g
.................................... 1.07% 1.06%
h
1.05%
h
1.03% 1.05%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.01% —% 0.01%
Net investment income ........................... 3.32%
c
1.86% 1.52% 1.53% 2.23%
d
Supplemental data
Net assets, end of year (000’s) ..................... $893,378 $1,028,482 $890,294 $983,048 $992,306
Portfolio turnover rate ............................ 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustments for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.29 $13.65 $16.34 $15.06 $14.10
Income from investment operations
a
:
Net investment income
b
......................... 0.39
c
0.17 0.13 0.12 0.22
d
Net realized and unrealized gains (losses) ........... 0.06 3.04 (1.65) 1.86 1.88
Total from investment operations .................... 0.45 3.21 (1.52) 1.98 2.10
Less distributions from:
Net investment income .......................... (0.27) (0.18) (0.02) (0.13) (0.21)
Net realized gains ............................. (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ............................... (0.37) (0.57) (1.17) (0.70) (1.14)
Net asset value, end of year ....................... $16.37 $16.29 $13.65 $16.34 $15.06
Total return
e
................................... 2.96% 23.74% (9.19)% 13.25% 14.94%
Ratios to average net assets
Expenses
f,g
.................................... 1.82% 1.81%
h
1.80%
h
1.78% 1.80%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.01% —% 0.01%
Net investment income ........................... 2.75%
c
1.11% 0.77% 0.78% 1.48%
d
Supplemental data
Net assets, end of year (000’s) ..................... $35,273 $52,620 $59,828 $260,113 $275,138
Portfolio turnover rate ............................ 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.81%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.03 $13.46 $16.28 $15.01 $14.05
Income from investment operations
a
:
Net investment income
b
......................... 0.44
c
0.24 0.20 0.21 0.30
d
Net realized and unrealized gains (losses) ........... 0.09 3.01 (1.64) 1.84 1.89
Total from investment operations .................... 0.53 3.25 (1.44) 2.05 2.19
Less distributions from:
Net investment income .......................... (0.37) (0.29) (0.23) (0.21) (0.30)
Net realized gains ............................. (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ............................... (0.47) (0.68) (1.38) (0.78) (1.23)
Net asset value, end of year ....................... $16.09 $16.03 $13.46 $16.28 $15.01
Total return .................................... 3.49% 24.33% (8.65)% 13.76% 15.58%
Ratios to average net assets
Expenses
e,f
.................................... 1.32% 1.31%
g
1.30%
g
1.28% 1.30%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.01% —% 0.01%
Net investment income ........................... 3.16%
c
1.61% 1.27% 1.28% 1.98%
d
Supplemental data
Net assets, end of year (000’s) ..................... $1,262 $1,769 $1,662 $1,601 $2,035
Portfolio turnover rate ............................ 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.31%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.40 $13.75 $16.60 $15.30 $14.30
Income from investment operations
a
:
Net investment income
b
......................... 0.53
c
0.34 0.30 0.37 0.38
d
Net realized and unrealized gains (losses) ........... 0.10 3.07 (1.68) 1.82 1.93
Total from investment operations .................... 0.63 3.41 (1.38) 2.19 2.31
Less distributions from:
Net investment income .......................... (0.46) (0.37) (0.32) (0.32) (0.38)
Net realized gains ............................. (0.10) (0.39) (1.15) (0.57) (0.93)
Total distributions ............................... (0.56) (0.76) (1.47) (0.89) (1.31)
Net asset value, end of year ....................... $16.47 $16.40 $13.75 $16.60 $15.30
Total return .................................... 4.08% 25.13% (8.18)% 14.42% 16.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.78% 0.76% 0.75% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
e ,f
..... 0.75% 0.74% 0.73% 0.71% 0.71%
Expenses - incurred in connection with securities sold short 0.02% 0.02% 0.01% —% 0.01%
Net investment income ........................... 3.67%
c
2.18% 1.84% 1.85% 2.57%
d
Supplemental data
Net assets, end of year (000’s) ..................... $70,839 $90,220 $79,358 $106,845 $604
Portfolio turnover rate ............................ 42.37% 30.72% 47.20% 24.80% 30.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.90%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2020
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks 88.2%
Aerospace & Defense 0.4%
BAE Systems plc ..................................... United Kingdom 2,119,086 $ 14,132,739
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 2,846,329 60,530
Banks 9.3%
b
ING Groep NV ....................................... Netherlands 9,025,834 83,924,239
JPMorgan Chase & Co. ................................. United States 1,001,230 127,226,296
Wells Fargo & Co. ..................................... United States 3,283,550 99,097,539
310,248,074
Beverages 3.7%
Heineken NV ........................................ Netherlands 1,094,204 121,941,893
Biotechnology 0.3%
b
Alexion Pharmaceuticals, Inc. ............................ United States 67,715 10,579,792
Chemicals 3.1%
BASF SE ........................................... Germany 1,281,093 101,265,164
Diversified Telecommunication Services 4.0%
Deutsche Telekom AG .................................. Germany 7,326,022 133,724,424
Electrical Equipment 4.0%
b
Sensata Technologies Holding plc ......................... United States 2,506,427 132,188,960
Entertainment 3.8%
b
Walt Disney Co. (The) .................................. United States 688,200 124,688,076
Equity Real Estate Investment Trusts (REITs) 3.7%
Brixmor Property Group, Inc. ............................. United States 7,426,876 122,914,798
Health Care Equipment & Supplies 3.7%
Medtronic plc ........................................ United States 1,053,167 123,367,982
Health Care Providers & Services 2.2%
Anthem, Inc. ......................................... United States 229,438 73,670,247
Insurance 3.0%
Hartford Financial Services Group, Inc. (The) ................ United States 1,733,915 84,927,157
Willis Towers Watson plc ................................ United States 75,200 15,843,136
100,770,293
Interactive Media & Services 0.5%
b
Baidu, Inc., ADR ...................................... China 82,747 17,893,211
IT Services 2.6%
Cognizant Technology Solutions Corp., A .................... United States 1,049,830 86,033,568
Media 4.4%
b
Charter Communications, Inc., A .......................... United States 218,487 144,540,075
Pharmaceuticals 17.0%
b
Elanco Animal Health, Inc. ............................... United States 854,316 26,201,872
Eli Lilly and Co. ....................................... United States 769,081 129,851,636
GlaxoSmithKline plc ................................... United Kingdom 8,456,655 154,750,883
Merck & Co., Inc. ..................................... United States 1,527,829 124,976,412
Novartis AG, ADR ..................................... Switzerland 1,357,080 128,149,064
563,929,867
Semiconductors & Semiconductor Equipment 0.7%
b
Inphi Corp. .......................................... United States 52,800 8,472,816

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. ........................................... United States 109,500 $ 15,523,815
23,996,631
Software 7.8%
b
Check Point Software Technologies Ltd. .................... Israel 975,273 129,623,534
Oracle Corp. ......................................... United States 1,996,500 129,153,585
258,777,119
Specialty Retail 0.5%
Tiffany & Co. ......................................... United States 126,828 16,671,541
Technology Hardware, Storage & Peripherals 3.9%
Western Digital Corp. .................................. United States 2,343,867 129,826,793
Textiles, Apparel & Luxury Goods 7.0%
Cie Financiere Richemont SA ............................ Switzerland 1,479,424 133,654,162
Tapestry, Inc. ........................................ United States 3,140,879 97,618,519
231,272,681
Tobacco 2.6%
British American Tobacco plc ............................. United Kingdom 2,279,148 84,646,605
Total Common Stocks (Cost $2,129,029,364) ....................................
2,927,141,063
Preferred Stocks 7.5%
Automobiles 2.9%
d
Porsche Automobil Holding SE, 3.91% ..................... Germany 1,378,400 95,219,450
Technology Hardware, Storage & Peripherals 4.6%
d
Samsung Electronics Co. Ltd., 1.92% ...................... South Korea 2,284,959 154,770,309
Total Preferred Stocks (Cost $106,114,732) .....................................
249,989,759
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
b
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 2,958,848 768,705
Total Warrants (Cost $—) .....................................................
768,705
Principal
Amount
*
Corporate Bonds 1.6%
Diversified Telecommunication Services 0.6%
e
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 16,691,000 8,737,989
Senior Note, 11%, 9/15/25 ............................. United States 23,907,000 12,596,000
21,333,989
Software 1.0%
f
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 22,708,000 23,177,261
Senior Secured Note, 144A, 7.5%, 2/01/23 ................ United States 2,766,000 2,777,825
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 6,691,000 6,875,002
32,830,088
Total Corporate Bonds (Cost $67,911,431) ......................................
54,164,077

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests 0.3%
Software 0.3%
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD LIBOR + 5.5%),
9/01/25 ........................................... United States 10,380,983 $ 10,366,709
Total Senior Floating Rate Interests (Cost $10,188,174) ..........................
10,366,709
Shares
Companies in Liquidation 0.0%
†
a,b,h
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 501,447 —
a,b,h
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 46,282,735 69,424
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $1,456,075) ...............................
69,424
Total Long Term Investments (Cost $2,314,699,776) .............................
3,242,499,737
a
Short Term Investments 1.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.9%
i
FHLB, 1/04/21 ....................................... United States 3,000,000 3,000,000
i
U.S. Treasury Bills ,
1/05/21 ........................................... United States 12,500,000 12,500,002
j
1/14/21 ........................................... United States 10,000,000 9,999,903
j
1/21/21 ........................................... United States 10,000,000 9,999,835
j
2/04/21 ........................................... United States 7,500,000 7,499,709
j
2/11/21 ........................................... United States 7,500,000 7,499,604
j
7/01/21 ........................................... United States 12,500,000 12,495,354
59,994,407
Total U.S. Government and Agency Securities (Cost $62,992,277) .................
62,994,407
Total Short Term Investments (Cost $62,992,277 ) ................................
62,994,407
a
Total Investments (Cost $2,377,692,053) 99.5% ..................................
$3,305,494,144
Securities Sold Short (1.4)% ..................................................
(47,487,165)
Other Assets, less Liabilities 1.9% .............................................
62,821,962
Net Assets 100.0% ...........................................................
$3,320,828,941
Shares
Securities Sold Short (1.4)%
Common Stocks (1.4)%
Insurance (0.5)%
k
Aon plc, A ........................................... United States 81,216 (17,158,504)
Pharmaceuticals (0.2)%
k
AstraZeneca plc, ADR .................................. United Kingdom 143,847 (7,190,912)
k
Semiconductors & Semiconductor Equipment (0.7)%
Advanced Micro Devices, Inc. ............................ United States 188,712 (17,306,778)
Marvell Technology Group Ltd. ........................... United States 122,654 (5,830,971)
(23,137,749)
Total Common Stocks (Proceeds $46,930,688) ..................................
(47,487,165)

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
a a
Country Shares
a
Value
a a a a a a
Total Securities Sold Short (Proceeds $46,930,688) ..............................
$(47,487,165)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 8 regarding defaulted securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $32,830,088, representing 1.0% of net assets.
g
See Note 1(f) regarding senior floating rate interests.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At December 31, 2020, the aggregate value of these securities pledged amounted to $33,847,686, representing 1.0% of net assets.
k
See Note 1(d) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 221 $ 33,829,575 3/15/21 $ (199,237)
Total Futures Contracts ...................................................................... $(199,237)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 30,000,000 35,535,900 1/15/21 $ 1,124,199 $ —
Euro ............. BOFA Sell 6,376,586 7,618,490 1/15/21 — (173,719)
Euro ............. HSBK Sell 6,204,427 7,278,248 1/15/21 — (303,583)
Euro ............. SSBT Sell 19,143,808 21,838,033 1/15/21 — (1,555,763)
Euro ............. UBSW Buy 4,327,216 5,319,181 1/15/21 — (31,309)
Euro ............. UBSW Sell 30,384,934 34,961,491 1/15/21 — (2,168,999)
British Pound ...... BNY Buy 9,200,261 11,778,727 1/19/21 805,161 —
British Pound ...... BOFA Buy 7,588,767 9,925,585 1/19/21 454,141 —
British Pound ...... HSBK Buy 2,946,806 3,807,744 1/19/21 222,825 —
British Pound ...... SSBT Sell 19,735,834 24,721,343 1/19/21 — (2,272,838)
British Pound ...... BNY Buy 525,000 684,248 2/16/21 33,979 —
British Pound ...... BOFA Buy 3,363,518 4,398,974 2/16/21 202,489 —
British Pound ...... HSBK Buy 4,952,520 6,522,635 2/16/21 252,666 —
British Pound ...... HSBK Sell 28,858,843 37,661,800 2/16/21 — (1,818,569)
British Pound ...... UBSW Buy 20,017,805 26,423,137 2/16/21 962,242 —
Euro ............. BOFA Sell 3,793,237 4,559,008 2/23/21 — (80,445)
Euro ............. SSBT Sell 952,738 1,138,112 2/23/21 — (27,167)
Euro ............. UBSW Sell 447,449 545,769 2/23/21 — (1,500)
Euro ............. BOFA Sell 1,265,453 1,501,849 4/07/21 — (47,425)
Euro ............. HSBK Sell 11,503,468 13,607,480 4/07/21 — (476,026)
Euro ............. SSBT Sell 4,252,714 5,044,143 4/07/21 — (162,383)
Euro ............. UBSW Sell 46,124,128 54,591,989 4/07/21 — (1,877,019)
South Korean Won .. HSBK Buy 41,377,120,829 37,428,422 5/14/21 592,642 —
South Korean Won .. HSBK Sell 41,377,120,829 36,907,700 5/14/21 — (1,113,364)
South Korean Won .. UBSW Buy 22,943,197,297 20,740,551 5/14/21 341,747 —
South Korean Won .. UBSW Sell 22,943,197,297 20,509,901 5/14/21 — (572,397)
Total Forward Exchange Contracts ................................................... $4,992,091 $(12,682,506)
Net unrealized appreciation (depreciation) ............................................ $(7,690,415)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Note 11 regarding other derivative information.
See Abbreviations on page 39 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Franklin Mutual
Beacon Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,377,692,053
Value - Unaffiliated issuers .................................................................. $3,305,494,144
Cash .................................................................................... 7,002,404
Receivables:
Investment securities sold ................................................................... 9,906,886
Capital shares sold ........................................................................ 767,232
Dividends and interest ..................................................................... 7,973,238
European Union tax reclaims (Note 1 g ) ......................................................... 9,143,358
Deposits with brokers for:
Securities sold short ..................................................................... 48,134,845
Futures contracts ........................................................................ 514,497
Variation margin on futures contracts ........................................................... 172,656
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,992,091
Other assets .............................................................................. 879,554
Total assets .......................................................................... 3,394,980,905
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,631,814
Capital shares redeemed ................................................................... 4,321,619
Management fees ......................................................................... 1,848,091
Distribution fees .......................................................................... 213,922
Transfer agent fees ........................................................................ 302,816
Trustees' fees and expenses ................................................................. 299,324
Securities sold short, at value (proceeds $46,930,688) ............................................... 47,487,165
Unrealized depreciation on OTC forward exchange contracts .......................................... 12,682,506
Accrued expenses and other liabilities ........................................................... 364,707
Total liabilities ......................................................................... 74,151,964
Net assets, at value ................................................................. $3,320,828,941
Net assets consist of:
Paid-in capital ............................................................................. $2,484,847,416
Total distributable earnings (losses) ............................................................. 835,981,525
Net assets, at value ................................................................. $3,320,828,941

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Mutual
Beacon Fund
Class Z:
Net assets, at value ....................................................................... $2,320,077,386
Shares outstanding ........................................................................ 140,796,430
Net asset value and maximum offering price per share ............................................. $16.48
Class A:
Net assets, at value ....................................................................... $893,377,691
Shares outstanding ........................................................................ 54,793,011
Net asset value per share
a
.................................................................. $16.30
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $17.25
Class C:
Net assets, at value ....................................................................... $35,272,558
Shares outstanding ........................................................................ 2,154,162
Net asset value and maximum offering price per share
a
............................................. $16.37
Class R:
Net assets, at value ....................................................................... $1,262,159
Shares outstanding ........................................................................ 78,438
Net asset value and maximum offering price per share ............................................. $16.09
Class R6:
Net assets, at value ....................................................................... $70,839,147
Shares outstanding ........................................................................ 4,300,295
Net asset value and maximum offering price per share ............................................. $16.47
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Mutual
Beacon Fund
Investment income:
Dividends: (net of foreign taxes of $1,387,073)
Unaffiliated issuers ........................................................................ $123,469,834
Interest:
Unaffiliated issuers ........................................................................ 6,276,720
Adjustment for uncollectible interest (Note 8 ) (2,142,470)
Other income (Note 1 g ) ...................................................................... 6,937,723
Total investment income ................................................................... 134,541,807
Expenses:
Management fees (Note 3 a ) ................................................................... 20,742,991
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,082,822
    Class C ................................................................................ 381,182
    Class R ................................................................................ 6,995
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 1,822,629
    Class A ................................................................................ 720,268
    Class C ................................................................................ 32,986
    Class R ................................................................................ 1,212
    Class R6 ............................................................................... 34,528
Custodian fees (Note 4 ) ...................................................................... 84,536
Reports to shareholders ...................................................................... 223,934
Registration and filing fees .................................................................... 104,068
Professional fees ........................................................................... 306,442
Trustees' fees and expenses .................................................................. 205,787
Dividends on securities sold short .............................................................. 617,830
Other .................................................................................... 190,222
Total expenses ......................................................................... 27,558,432
Expense reductions (Note 4 ) ............................................................... (16,175)
Expenses waived/paid by affiliates (Note 3f) .................................................... (20,245)
Net expenses ......................................................................... 27,522,012
Net investment income ................................................................ 107,019,795
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (94,827,725)
Foreign currency transactions ................................................................ 405,290
Forward exchange contracts ................................................................. (11,264,450)
Futures contracts ......................................................................... (5,201,248)
Securities sold short ....................................................................... (2,232,539)
Net realized gain (loss) .................................................................. (113,120,672)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 45,813,143
Translation of other assets and liabilities denominated in foreign currencies .............................. 642,692
Forward exchange contracts ................................................................. 4,543,671
Futures contracts ......................................................................... 1,648,938
Securities sold short ....................................................................... 2,571,073
Net change in unrealized appreciation (depreciation) ............................................ 55,219,517
Net realized and unrealized gain (loss) ............................................................ (57,901,155)
Net increase (decrease) in net assets resulting from operations .......................................... $49,118,640

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Mutual Beacon Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $107,019,795 $72,734,507
Net realized gain (loss) ................................................. (113,120,672) 51,129,864
Net change in unrealized appreciation (depreciation) ........................... 55,219,517 666,435,033
Net increase (decrease) in net assets resulting from operations ................ 49,118,640 790,299,404
Distributions to shareholders:
Class Z ............................................................. (76,905,231) (117,204,577)
Class A ............................................................. (27,957,723) (44,297,307)
Class C ............................................................. (810,951) (1,880,966)
Class R ............................................................. (40,279) (73,857)
Class R6 ............................................................ (2,431,509) (4,118,811)
Total distributions to shareholders .......................................... (108,145,693) (167,575,518)
Capital share transactions: (Note 2 )
Class Z ............................................................. (245,275,617) (100,073,026)
Class A ............................................................. (116,168,396) (29,105,095)
Class C ............................................................. (14,894,960) (17,741,717)
Class R ............................................................. (451,128) (184,983)
Class R6 ............................................................ (17,188,067) (4,143,408)
Total capital share transactions ............................................ (393,978,168) (151,248,229)
Net increase (decrease) in net assets ................................... (453,005,221) 471,475,657
Net assets:
Beginning of year ....................................................... 3,773,834,162 3,302,358,505
End of year ........................................................... $3,320,828,941 $3,773,834,162

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Mutual Beacon Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of  six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Beacon Fund (Fund) is
included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Beacon Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2020, the Fund had OTC
derivatives in a net liability position of $10,008,795 and the aggregate value of collateral pledged for such contracts was
$10,721,844.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2020, the Fund received $2,358,329
in U.S. Treasury Bills, Bonds and Notes as collateral for
derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2020,
the Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and] estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 6,518,275 $91,753,757 6,417,333 $99,580,274
Shares issued in reinvestment of distributions .......... 4,589,573 71,459,173 6,936,116 109,259,281
Shares redeemed ............................... (28,849,747) (408,488,547) (19,916,799) (308,912,581)
Net increase (decrease) .......................... (17,741,899) $(245,275,617) (6,563,350) $(100,073,026)
Class A Shares:
Shares sold
a
................................... 5,565,356 $76,803,772 5,986,582 $92,355,623
Shares issued in reinvestment of distributions .......... 1,766,127 27,128,904 2,768,759 43,071,568
Shares redeemed ............................... (15,867,439) (220,101,072) (10,754,960) (164,532,286)
Net increase (decrease) .......................... (8,535,956) $(116,168,396) (1,999,619) $(29,105,095)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 296,691 $4,210,695 389,809 $5,961,650
Shares issued in reinvestment of distributions .......... 52,948 803,079 118,043 1,813,172
Shares redeemed
a
.............................. (1,425,903) (19,908,734) (1,659,137) (25,516,539)
Net increase (decrease) .......................... (1,076,264) $(14,894,960) (1,151,285) $(17,741,717)
Class R Shares:
Shares sold ................................... 11,185 $148,721 11,975 $176,283
Shares issued in reinvestment of distributions .......... 2,678 40,279 4,826 73,857
Shares redeemed ............................... (45,755) (640,128) (29,881) (435,123)
Net increase (decrease) .......................... (31,892) $(451,128) (13,080) $(184,983)
Class R6 Shares:
Shares sold ................................... 1,026,719 $14,461,224 1,239,238 $19,145,578
Shares issued in reinvestment of distributions .......... 155,064 2,412,061 260,098 4,098,079
Shares redeemed ............................... (2,383,080) (34,061,352) (1,768,710) (27,387,065)
Net increase (decrease) .......................... (1,201,297) $(17,188,067) (269,374) $(4,143,408)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $2,611,623, of which $1,257,053 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2021.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $48,654
CDSC retained .............................................................................. $4,910
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2020, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims, passive foreign investment company shares and wash sales.
a
Projected benefit obligation at December 31, 2020 ...... $299,324
b
Decrease in projected benefit obligation .............. $(248)
Benefit payments made to retired trustees ............. $(2,952)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The decrease in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $55,021,776
Long term ................................................................................ 57,297,313
Total capital loss carryforwards ............................................................... $112,319,089
2020 2019
Distributions paid from:
Ordinary income .......................................................... $96,261,869 $104,017,656
Long term capital gain ...................................................... 11,883,824 63,557,862
$108,145,693 $167,575,518
Cost of investments .......................................................................... $2,331,195,918
Unrealized appreciation ........................................................................ $974,345,715
Unrealized depreciation ........................................................................ (55,424,306)
Net unrealized appreciation (depreciation) .......................................................... $918,921,409
Distributable earnings:
Undistributed ordinary income ................................................................... $20,336,191

Franklin Mutual Series Funds
Notes to Financial Statements
35
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(continued)
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2020, aggregated $1,254,890,616 and $1,612,161,501, respectively.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. For the year ended December
31, 2020, the Fund recorded an adjustment for uncollectible interest of $2,142,470, as noted in the Statement of Operations.
At December 31, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $21,333,989, representing 0.6% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 60,530

Franklin Mutual Series Funds
Notes to Financial Statements
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(continued)
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of futures contracts represented
$141,092,696. The average month end contract value of forward exchange contracts was $564,588,880.
See Note 1 ( c ) regarding derivative financial instruments.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Beacon Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 199,237
a
Unrealized appreciation on OTC
forward exchange contracts
4,992,09 1 Unrealized depreciation on OTC
forward exchange contracts
12,682,50 6
Total .................... $4,992,091 $12,881,743
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Mutual Beacon Fund
Foreign exchange contracts ..
Futures contracts $(5,201,248) Futures contracts $1,648,938
Forward exchange contracts (11,264,450) Forward exchange contracts 4,543,671
Total .................... $(16,465,698) $6,192,609

Franklin Mutual Series Funds
Notes to Financial Statements
37
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(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
12. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
38
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(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 14,132,739 $ — $ 14,132,739
Auto Components ...................... — — 60,530 60,530
Banks ............................... 226,323,835 83,924,239 — 310,248,074
Beverages ........................... 121,941,893 — — 121,941,893
Biotechnology ......................... 10,579,792 — — 10,579,792
Chemicals ........................... — 101,265,164 — 101,265,164
Diversified Telecommunication Services ..... — 133,724,424 — 133,724,424
Electrical Equipment .................... 132,188,960 — — 132,188,960
Entertainment ......................... 124,688,076 — — 124,688,076
Equity Real Estate Investment Trusts (REITs) . 122,914,798 — — 122,914,798
Health Care Equipment & Supplies ......... 123,367,982 — — 123,367,982
Health Care Providers & Services .......... 73,670,247 — — 73,670,247
Insurance ............................ 100,770,293 — — 100,770,293
Interactive Media & Services .............. 17,893,211 — — 17,893,211
IT Services ........................... 86,033,568 — — 86,033,568
Media ............................... 144,540,075 — — 144,540,075
Pharmaceuticals ....................... 409,178,984 154,750,883 — 563,929,867
Semiconductors & Semiconductor Equipment . 23,996,631 — — 23,996,631
Software ............................. 258,777,119 — — 258,777,119
Specialty Retail ........................ 16,671,541 — — 16,671,541
Technology Hardware, Storage & Peripherals . 129,826,793 — — 129,826,793
Textiles, Apparel & Luxury Goods .......... 97,618,519 133,654,162 — 231,272,681
Tobacco ............................. — 84,646,605 — 84,646,605
Preferred Stocks ........................ — 249,989,759 — 249,989,759
Warrants .............................. 768,705 — — 768,705
Corporate Bonds ........................ — 54,164,077 — 54,164,077
Senior Floating Rate Interests ............... — 10,366,709 — 10,366,709
Companies in Liquidation .................. — — 69,424
a
69,424
Short Term Investments ................... 59,994,407 3,000,000 — 62,994,407
Total Investments in Securities ........... $2,281,745,429 $1,023,618,761 $129,954 $3,305,494,144
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,992,091 $ — $ 4,992,091
Total Other Financial Instruments ......... $— $4,992,091 $— $4,992,091
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 47,487,165 $ — $ — $ 47,487,165
Forward exchange contracts ................ — 12,682,506 — 12,682,506
Futures contracts ........................ 199,237 — — 199,237
Total Other Financial Instruments ......... $47,686,402 $12,682,506 $— $60,368,908
a
Includes securities determined to have no value at December 31, 2020.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
39
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Annual Report
Franklin Mutual Beacon Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNY
Bank of New York Mellon (The)
BOFA
Bank of America NA.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
40
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Beacon Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Beacon Fund (the “Fund”) (one of
the funds constituting Franklin Mutual Series Funds), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Beacon Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 23, 2021

Franklin Mutual Series Funds
Tax Information (unaudited)
41
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Annual Report
Franklin Mutual Beacon Fund
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $11,883,824 as a long term capital gain dividend for the fiscal year ended December 31, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $8,738,989 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 84.46% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $115,259,001 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Franklin Mutual Series Funds
Board Members and Officers
42
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995 and
Chairperson since 2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2002 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Franklin Mutual Series Funds
43
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-present) and
FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (August 2020-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Independent Board Members
(continued)

Franklin Mutual Series Funds
44
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Peter A. Langerman (1955) Trustee,
President, and
Chief Executive
Officer –
Investment
Management
Trustee since
2007, President,
and Chief
Executive Officer –
Investment
Management since
2005
6 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Mutual Advisers, LLC; and officer and/or director, as the case may be, of three of the investment companies in Franklin Templeton.
Alison E. Baur (1964 Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Mutual Series Funds
45
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC which is the Fund’s investment manager.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 2: Effective October 17, 2020, Charles Rubens, II ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
46
franklintempleton.com
Annual Report
statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
47
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

476 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Beacon Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Mutual
Global Discovery
Fund
A Series of Franklin Mutual Series Funds
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Global Discovery Fund Shareholder:
2020 was a year that felt like it contained several different years within it. There were periods of stability and dramatic moves down and up in financial markets. The year ended
with surging stock prices despite an ongoing pandemic. If
one had gone to sleep on December 31, 2019, and woke up
on December 31, 2020, a quick glance at the MSCI World
Index (USD), which was up +16.50% for the 12 months,
might cause one to think this was just another good year in
a long bull market.
1
But for those of us who lived through it,
2020 was chaotic and memorable.
The year began with a continuation of trends from 2019.
Accommodative central bank policy was supporting a
resilient economy, which displayed modest growth. Then
COVID-19 exploded from a regional issue into a global
pandemic. The response to the spread of the virus was
lockdown and physical distancing measures in attempts to
flatten the curve of the contagion. Consumer and business
spending fell, and manufacturing and other activity came to
a virtual halt. This led to a dramatic share price plunge in equity markets.
In response, governments acted directly through fiscal policy and central banks, using a whatever-it-takes approach to
stabilize economies. The efforts worked and were reflected
by market stabilization and the beginning of a recovery
in prices. Markets continued to rally in the second half of
the year on signs of global economic resilience despite
widespread shutdowns. Investor sentiment was buoyed
by hopes for continued stimulus measures, very positive
developments on the vaccine front and U.S. presidential
election results. Valuations were also supported by investors’
willingness to look through the current situation to 2021 and beyond, when widespread vaccinations are expected to
become available and reignite global economies.
During the year, there was significant market volatility and continued variance between the performance of growth
equities and value equities. Many growth stocks benefited
from the changes in work and life caused by the pandemic
and continued to grow during the year. As a result, the MSCI
World Growth Index (USD) ended the year up +34.18%,
while the MSCI World Value Index (USD) recovered from the
spring selloff, but trailed its growth counterpart, ending the year down -0.38% for the 12 months ended December 31,
2020.
1
Market volatility and economic uncertainty can often
present what we consider opportunities. During periods of
market fluctuation, we used our bottom-up, fundamentally
driven investment process to add select positions to the
portfolio that historically had not met our investment criteria.
However, given the decline in price, these stocks were now,
in our opinion, attractively valued. We also moved capital
between existing positions to reflect market shifts. We
were encouraged to see value equities do quite well in the
fourth quarter on both an absolute and relative basis. Our
expectation is that earnings will continue to improve for the overall market as 2021 progresses and COVID vaccinations
allow for accelerated reopening of the global economy.
We would expect many of our value holdings to benefit
from such a scenario. It is important to remember that the
market historically rewards investors who take a long-term
perspective. To that end, we recognize the importance
of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
This is my first letter to you as president and chief
investment officer of Franklin Mutual Series. I have been
director of research and a portfolio manager for Franklin
Mutual Series since January 2010 and have worked with
Peter Langerman, chairman and chief executive officer of
Franklin Mutual Series, to steward the platform. I want to
thank Peter for his significant contributions and 30+ years of dedicated service and leadership. I look forward to working
with Peter through mid-2021 to complete the leadership
transition, and I wish him the very best in his well-deserved retirement.
On the following pages, the portfolio management team
reviews investment decisions that pertain to performance
during the past 12 months considering the economic
environment and other factors. Please remember all
securities markets fluctuate, as do mutual fund share prices.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Not part of the annual report
2
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
Contents
Annual Report
Franklin Mutual Global Discovery Fund 3
Performance Summary 9
Your Fund’s Expenses 12
Financial Highlights and Statement of Investments 13
Financial Statements 24
Notes to Financial Statements 29
Report of Independent Registered
Public Accounting Firm 44
Tax Information 45
Board Members and Officers 46
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.
CFA
®
is a trademark owned by CFA Institute.

3
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ANNUAL REPORT
Franklin Mutual Global Discovery Fund
This annual report for Franklin Mutual Global Discovery
Fund covers the fiscal year ended December 31, 2020.
The reorganization of Franklin Mutual International Fund
into Franklin Mutual Global Discovery Fund, as approved
by shareholders, was completed on February 21, 2020.
Shares of Franklin Mutual International Fund share classes
A, C, R, R6 and Z were exchanged for shares in Franklin
Mutual Global Discovery Fund share classes A, C, R, R6
and Z, respectively. We welcome the former shareholders of
Franklin Mutual International Fund that now own shares of
Franklin Mutual Global Discovery Fund.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available
at market prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -4.38% cumulative
total return for the 12 months ended December 31, 2020. In
comparison, the Fund’s new benchmark, the MSCI World
Value Index-NR (USD), which tracks the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a -1.16% total return.
1
Also for
comparison, the Fund’s prior benchmark, the MSCI World
Index (USD), which tracks stock performance in global
developed markets, posted a +16.50% total return.
1
The
MSCI World Value Index-NR (USD) is replacing the MSCI
World Index (USD) as the Fund’s benchmark. The
investment manager believes the composition of the MSCI
World Value Index-NR (USD) more accurately reflects
the Fund’s current investment strategy and portfolio
characteristics, and that the actual tax withholding rates for the Fund are closer to the assumptions of the MSCI World
Value Index-NR (USD; net of taxes on dividends) than the
MSCI World Index (USD; gross of taxes on dividends).
You can find more of the Fund’s performance data in the
Performance Summary on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
Geographic Composition
12/31/20
% of Total
Net Assets
United States 52.1%
United Kingdom 9.4%
Germany 8.2%
Switzerland 7.7%
Netherlands 5.8%
South Korea 2.8%
China 2.2%
Israel 2.1%
Japan 1.5%
Canada 1.4%
France 1.2%
Other 0.5%
Short-Term Investments & Other Net Assets 5.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
18
.

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2020 amid optimism about economic stimulus measures,
easing lockdown restrictions, and vaccine and treatment
development. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus measures, declining jobless claims, rising retail sales and optimism about treatments and potential
vaccines for COVID-19. Following a record annualized
decline in second-quarter gross domestic product (GDP),
resilient consumer spending helped drive third-quarter GDP
to expand at a record annualized rate, although growth
slowed in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for
our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities,
we are attracted to what we believe are fundamentally
strong companies with healthy balance sheets, high-quality
assets, substantial free cash flow and shareholder-oriented
management teams and whose stocks are trading at
discounts to our assessment of the companies’ intrinsic
or business value. We also look for asset-rich companies
whose shares may be trading at depressed levels due
to concerns over short-term earnings disappointments,
litigation, management strategy or other perceived
negatives. This strict value approach is not only intended
to improve the likelihood of capital appreciation, but also
reduces the risk of substantial declines, in our opinion. While the vast majority of our undervalued equity investments
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

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are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
A year ago, we reflected on a decade of overall equity
market strength and solid, but weaker, returns for our
value equity investing strategy. 2020 turned out to be
an amplification of this performance gap, rather than a
correction. The year started with a continuation of strong
performance from market-darling growth stocks. The gap
exploded as COVID-19 led to lockdowns and people working
from home. The market leaders often benefited from these
changes, with technology tools being adopted more quickly
than before. Meanwhile, the lockdowns and disruption
severely impacted many companies thought of as value
stocks.
Even as central banks and governments across the globe
acted through fiscal and monetary stimulus measures,
the recovery came slowly and only accelerated when the
prospects of an effective vaccine helped markets understand
when the health crisis might be over. By the end of 2020, the
MSCI World Value Index (USD) had recovered to be almost
flat, with a -0.38% return.
1
However, growth stocks advanced
substantially further, as evidenced by the MSCI World
Growth Index (USD), ending the year up +34.18%.
1
Many signs of increased speculation in the market have
appeared, with a surge in the number of IPOs not seen
since the tech bubble and a boom in special purpose
acquisition companies (SPACs), a type of company which
raises money in anticipation of finding profitable investment opportunities. There is no guarantee that some speculation
will not be profitable, but we try to look past the speculation and continue to see attractive values in various parts of the market.
Our traditional value equity investment approach is
complemented with two other strategies, distressed investing and merger arbitrage. We were active in both during 2020.
Merger arbitrage activity has climbed in tandem with
increasing confidence about an end to the pandemic crisis.
Significant new deals have been announced and some
present attractive investment opportunities. In addition,
the deals which were impacted by the emergence of the
coronavirus have seen renegotiated terms and moved
toward amicable resolution. This includes deals such as
Tiffany’s acquisition by LVMH Moet Hennessy Louis Vuitton
and Taubman’s acquisition by Simon Property Group. We
expect an ongoing acceleration of merger and acquisition
activity given a recovering economy, strong markets and the
hope for increasing regulatory and trade predictability under the incoming U.S. administration.
Within our distressed credit strategy, we targeted companies and industries directly impacted by the coronavirus
pandemic. The robust government fiscal and monetary
Top 10 Industries
12/31/20
% of Total
Net Assets
a
Pharmaceuticals 11.2%
Insurance 8.2%
Oil, Gas & Consumable Fuels 7.2%
Banks 6.7%
Technology Hardware, Storage & Peripherals 5.1%
Health Care Providers & Services 4.3%
Software 3.9%
Capital Markets 3.8%
Chemicals 3.7%
Tobacco 3.6%

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interventions have limited the number of attractive options, but we found opportunities in the energy sector and the
retail and travel industries. As the vaccine news arrived and liquidity remained strong, the opportunities have become
more limited. We expect to see fewer new distressed
debt opportunities than the merger arbitrage opportunities
discussed above.
Fund Performance
Turning to Fund performance, top positive contributors
included Samsung Electronics, Charter Communications
and Cognizant Technology. Samsung Electronics and
Charter Communications are listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
After experiencing COVID-related volatility during the first few months of the year, the stock price of South Korea-
based electronics and computer peripherals manufacturer
Samsung Electronics started to recover in April and
continued an upward trajectory for the remainder of the year, making it a leading contributor to portfolio performance. The company posted strong first-quarter results, with revenue
and operating profit rising year-over-year, propelled by sales of its memory chips. Demand for memory chips increased
during the lockdown, driven by hyperscale data center
spending and spending to enable working from home and
online learning. Investors are optimistic that strength in
memory prices can continue, and Samsung is expected to
announce a new capital return program in early 2021, which
may include a special dividend.
Shares of U.S.-based cable operator Charter
Communications rallied throughout much of 2020’s second
half, lifted by second-quarter earnings that exceeded
consensus expectations. The stay-at-home economy
emerging in the wake of the coronavirus pandemic led to an
increase in the number of high-speed data subscribers and
lower turnover among the existing customer base. These
factors drove higher margins and increased free cash flow,
which management used to buy back stock. Third-quarter
results were also strong, with high-speed data net subscriber additions and residential video growth soundly beating
expectations. The company’s financials also continued to
improve.
Shares of U.S.-based Cognizant Technology Solutions
Group, a provider of information technology (IT), consulting and business process outsourcing services, rose in February
largely due to fourth-quarter 2019 financial results that
beat expectations. After price fluctuation in March due
to uncertainty around the impact of COVID-19, the stock
continued its rally after first-quarter 2020 results announced in May were also better than expected, despite softer-
than-expected margins and pandemic-related expenses.
Second-quarter financial results similarly beat expectations.
Shares of Cognizant rallied as management’s turnaround
initiatives contributed to positive investor sentiment. The
pandemic has also accelerated digital transformation across
industries, which resulted in solid growth for IT services
vendors such as Cognizant. Growth in the company’s digital
practice segments—which were up by half—drove second-
quarter results. Cognizant continued to ramp up its digital
strategy by acquiring seven companies that it merged into
existing divisions during 2020’s first three quarters. A strong third-quarter announcement and broader recovery in IT
services demand continued to support the stock price, which
generally rose throughout the remainder of the period.
During the period under review, Fund investments that
detracted from performance included American International
Group (AIG), Citizens Financial Group and Wells Fargo.
The stock price of U.S.-based insurer AIG fell from mid-
February through late March. The declining valuation was
fueled by investor concerns regarding the coronavirus
outbreak and operating shortfalls in fourth-quarter earnings.
An uncertain environment and changes in leadership
and business strategy continued to affect the company
throughout the remainder of the year, culminating in the
announcement of the spinoff of its life insurance business
and a change in leadership. We have since exited the
position.
Top 10 Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a aa
GlaxoSmithKline plc 3.0%
Pharmaceuticals , United Kingdom
Novartis AG 2.9%
Pharmaceuticals , Switzerland
Charter Communications, Inc. 2.9%
Media
Medtronic plc 2.8%
Health Care Equipment & Supplies
Samsung Electronics Co. Ltd. 2.8%
Technology Hardware, Storage & Peripherals ,
South Korea
Merck & Co., Inc. 2.7%
Pharmaceuticals
CVS Health Corp. 2.7%
Health Care Providers & Services
NN Group NV 2.6%
Insurance , Netherlands
British American Tobacco plc 2.6%
Tobacco , United Kingdom
Hartford Financial Services Group, Inc. (The) 2.6%
Insurance

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The stock price of U.S.-based banking services company
Citizens Financial Group declined from mid-February
through late March. The valuation reduction was fueled by
investor concern regarding the coronavirus outbreak and
its economic effects, including increased borrower defaults
and a falling interest-rate environment which decreases
the profitability of lending products. However, the price
stabilized as the broader market calmed down. In April, the
bank posted decent first-quarter financial results amid a
deteriorating economic environment. Management reported
modest increases in revenue, loans and net interest margin,
and broadly stable credit performance in the loan portfolio.
However, in June, bank stocks retreated based on concerns
about potential dividend cuts resulting from the Federal
Reserve Board’s stress tests of large banks. The company’s
stock price was bolstered in July by favorable second-
quarter earnings, but continued to experience volatility
toward period-end as third-quarter results fell short of
consensus, due in part to large payments into reserves. We
have since exited the stock.
The performance of U.S.-based diversified financial services company Wells Fargo was affected by the regulatory
restrictions placed on it following the account opening
scandal, particularly the ability to grow the size of its balance sheet freely. These limits negatively impacted the company
in March when a flurry of companies rushed to draw on
their credit lines to strengthen their liquidity positions as the effects of the pandemic became more tangible. After the
March downturn, COVID-related uncertainty and interest-
rate declines continued to hinder the organization, leading
management to revise its forward guidance several times
throughout the year. First-quarter earnings fell short of
expectations, and Wells Fargo posted a second-quarter
loss, although much of it was due to the bank’s massive
contribution to its loan loss reserves. The company
also drastically cut its dividend. During the third quarter, headline earnings fell short of expectations, but many of
the costs incurred during the quarter were associated with
restructuring, which management expects will reduce costs
in 2021. In addition to shedding its student loan business in
2020, the company looks forward to streamlining its business model further in the year ahead.
During the period, the Fund held currency forwards and
futures seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
negative overall impact on the Fund’s performance as the
U.S. dollar fell against most currencies during the period.
As fellow shareholders, we found recent absolute and
relative performance disappointing, but our strategy of
seeking undervalued stocks can lag the growth equity
markets at times. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.

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Thank you for your participation in Franklin Mutual Global
Discovery Fund. We look forward to continuing to serve your
investment needs.
Peter A. Langerman
Co-Portfolio Manager
Christian Correa, CFA
Co-Portfolio Manager
Katrina Dudley, CFA
Co-Portfolio Manager
Timothy Rankin, CFA
Co-Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge. For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year -4.38% -4.38%
5-Year +31.88% +5.69%
10-Year +86.53% +6.43%
A
3
1-Year -4.61% -9.87%
5-Year +30.22% +4.24%
10-Year +81.50% +5.54%
See page 11 for Performance Summary footnotes.

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Performance Summary
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See page 11 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/11– 12/31/20 )
Class A
(1/1/11– 12/31/20 )

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Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. To the extent that the
Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the
U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, partic-
ularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war;
and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI World Index (USD) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Z $0.8329 $0.0543 $0.1196 $1.0068
A $0.7621 $0.0543 $0.1196 $0.9360
C $0.5007 $0.0543 $0.1196 $0.6746
R $0.6940 $0.0543 $0.1196 $0.8679
R6 $0.8665 $0.0543 $0.1196 $1.0404
Total Annual Operating Expenses
5
Share Class
Z 1.01%
A 1.26%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,220.85 $5.69 $1,020.01 $5.18 1.02%
A $1,000 $1,219.25 $7.08 $1,018.76 $6.44 1.27%
C $1,000 $1,214.77 $11.25 $1,014.98 $10.23 2.02%
R $1,000 $1,217.63 $8.44 $1,017.53 $7.67 1.51%
R6 $1,000 $1,221.41 $5.12 $1,020.53 $4.65 0.92%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.19 $26.86 $32.42 $31.12 $29.35
Income from investment operations
a
:
Net investment income
b
......................... 0.96
c
0.67 0.58 0.76
d
0.67
e
Net realized and unrealized gains (losses) ........... (2.38) 5.91 (4.13) 2.29 3.08
Total from investment operations .................... (1.42) 6.58 (3.55) 3.05 3.75
Less distributions from:
Net investment income .......................... (0.83) (0.70) (0.64) (0.79) (0.69)
Net realized gains ............................. (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ............................... (1.00) (2.25) (2.01) (1.75) (1.98)
Net asset value, end of year ....................... $28.77 $31.19 $26.86 $32.42 $31.12
Total return .................................... (4.38)% 24.70% (10.78)% 9.84% 12.86%
Ratios to average net assets
Expenses
f,g
.................................... 1.03%
h
1.00%
h
0.97%
h
0.96% 0.99%
h
Expenses - incurred in connection with securities sold short 0.01% 0.02% —%
i
—% 0.01%
Net investment income ........................... 3.66%
c
2.20% 1.82% 2.30%
d
2.27%
e
Supplemental data
Net assets, end of year (000’s) ..................... $3,274,956 $5,176,787 $5,114,274 $7,175,981 $8,354,865
Portfolio turnover rate ............................ 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.94%.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.51 $26.32 $31.80 $30.57 $28.86
Income from investment operations
a
:
Net investment income
b
......................... 0.86
c
0.58 0.49 0.66
d
0.59
e
Net realized and unrealized gains (losses) ........... (2.32) 5.78 (4.04) 2.25 3.01
Total from investment operations .................... (1.46) 6.36 (3.55) 2.91 3.60
Less distributions from:
Net investment income .......................... (0.76) (0.62) (0.56) (0.72) (0.60)
Net realized gains ............................. (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ............................... (0.93) (2.17) (1.93) (1.68) (1.89)
Net asset value, end of year ....................... $28.12 $30.51 $26.32 $31.80 $30.57
Total return
f
.................................... (4.61)% 24.37% (10.99)% 9.57% 12.56%
Ratios to average net assets
Expenses
g,h
.................................... 1.28%
i
1.25%
i
1.22%
i
1.21% 1.24%
i
Expenses - incurred in connection with securities sold short 0.01% 0.02% —%
j
—% 0.01%
Net investment income ........................... 3.39%
c
1.95% 1.57% 2.05%
d
2.02%
e
Supplemental data
Net assets, end of year (000’s) ..................... $5,358,016 $7,683,644 $7,461,444 $9,589,033 $10,498,722
Portfolio turnover rate ............................ 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.43%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.69%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Include dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.46 $26.25 $31.44 $30.22 $28.55
Income from investment operations
a
:
Net investment income
b
......................... 0.67
c
0.36 0.26 0.41
d
0.36
e
Net realized and unrealized gains (losses) ........... (2.34) 5.74 (3.98) 2.23 2.97
Total from investment operations .................... (1.67) 6.10 (3.72) 2.64 3.33
Less distributions from:
Net investment income .......................... (0.50) (0.34) (0.10) (0.46) (0.37)
Net realized gains ............................. (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ............................... (0.67) (1.89) (1.47) (1.42) (1.66)
Net asset value, end of year ....................... $28.12 $30.46 $26.25 $31.44 $30.22
Total return
f
.................................... (5.32)% 23.43% (11.70)% 8.78% 11.70%
Ratios to average net assets
Expenses
g,h
.................................... 2.03%
i
2.00%
i
1.97%
i
1.96% 1.99%
i
Expenses - incurred in connection with securities sold short 0.01% 0.02% —%
j
—% 0.01%
Net investment income ........................... 2.66%
c
1.20% 0.82% 1.30%
d
1.27%
e
Supplemental data
Net assets, end of year (000’s) ..................... $494,606 $872,717 $1,054,412 $2,438,507 $2,758,563
Portfolio turnover rate ............................ 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.94%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Include dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.08 $25.97 $31.37 $30.17 $28.51
Income from investment operations
a
:
Net investment income
b
......................... 0.78
c
0.50 0.41 0.57
d
0.50
e
Net realized and unrealized gains (losses) ........... (2.29) 5.69 (3.97) 2.22 2.98
Total from investment operations .................... (1.51) 6.19 (3.56) 2.79 3.48
Less distributions from:
Net investment income .......................... (0.70) (0.53) (0.47) (0.63) (0.53)
Net realized gains ............................. (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ............................... (0.87) (2.08) (1.84) (1.59) (1.82)
Net asset value, end of year ....................... $27.70 $30.08 $25.97 $31.37 $30.17
Total return .................................... (4.87)% 24.09% (11.24)% 9.31% 12.28%
Ratios to average net assets
Expenses
f,g
.................................... 1.53%
h
1.50%
h
1.47%
h
1.46% 1.49%
h
Expenses - incurred in connection with securities sold short 0.01% 0.02% —%
i
—% 0.01%
Net investment income ........................... 3.13%
c
1.70% 1.32% 1.80%
d
1.77%
e
Supplemental data
Net assets, end of year (000’s) ..................... $175,393 $251,089 $274,086 $398,692 $444,813
Portfolio turnover rate ............................ 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.18%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.17 $26.85 $32.41 $31.13 $29.35
Income from investment operations
a
:
Net investment income
b
......................... 0.97
c
0.70 0.62 0.75
d
0.61
e
Net realized and unrealized gains (losses) ........... (2.35) 5.90 (4.13) 2.34 3.19
Total from investment operations .................... (1.38) 6.60 (3.51) 3.09 3.80
Less distributions from:
Net investment income .......................... (0.87) (0.73) (0.68) (0.85) (0.73)
Net realized gains ............................. (0.17) (1.55) (1.37) (0.96) (1.29)
Total distributions ............................... (1.04) (2.28) (2.05) (1.81) (2.02)
Net asset value, end of year ....................... $28.75 $31.17 $26.85 $32.41 $31.13
Total return .................................... (4.27)% 24.80% (10.67)% 9.98% 13.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates
f
...... 0.92% 0.90% 0.88% 0.84% 0.85%
Expenses net of waiver and payments by affiliates
f ,g
..... 0.92%
h
0.89% 0.87% 0.84% 0.85%
h
Expenses - incurred in connection with securities sold short 0.01% 0.02% —%
i
—% 0.01%
Net investment income ........................... 3.73%
c
2.31% 1.92% 2.42%
d
2.41%
e
Supplemental data
Net assets, end of year (000’s) ..................... $843,143 $1,295,457 $1,418,812 $2,221,338 $528,617
Portfolio turnover rate ............................ 17.25% 14.08% 14.70% 17.50% 17.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Net investment income per share includes approximately $0.20 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
e
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2020
Franklin Mutual Global Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.6%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 21,813,405 $ 145,479,301
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 3,819,425 81,224
Automobiles 1.2%
General Motors Co. .................................... United States 2,874,252 119,683,853
Banks 6.7%
Citigroup, Inc. ........................................ United States 2,029,040 125,110,606
b
ING Groep NV ....................................... Netherlands 19,138,491 177,954,002
JPMorgan Chase & Co. ................................. United States 1,536,256 195,212,050
Wells Fargo & Co. ..................................... United States 6,026,804 181,888,945
680,165,603
Beverages 1.4%
Heineken NV ........................................ Netherlands 1,242,920 138,515,320
Biotechnology 0.3%
b
Alexion Pharmaceuticals, Inc. ............................ United States 210,136 32,831,649
Building Products 1.3%
Johnson Controls International plc ......................... United States 2,845,807 132,586,148
Capital Markets 3.8%
Credit Suisse Group AG ................................ Switzerland 16,074,469 207,535,521
b
Deutsche Bank AG .................................... Germany 10,513,763 115,645,468
d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 41,520,689 60,502,828
383,683,817
Chemicals 3.7%
BASF SE ........................................... Germany 2,257,202 178,422,589
d
Covestro AG, 144A, Reg S .............................. Germany 3,163,966 194,950,820
373,373,409
Communications Equipment 0.9%
Cisco Systems, Inc. ................................... United States 2,128,930 95,269,618
Construction Materials 1.3%
b
LafargeHolcim Ltd. .................................... Switzerland 2,426,231 133,170,497
Consumer Finance 1.6%
Capital One Financial Corp. ............................. United States 1,623,965 160,528,940
Containers & Packaging 1.1%
International Paper Co. ................................. United States 2,256,848 112,210,483
Diversified Financial Services 1.8%
Voya Financial, Inc. .................................... United States 3,206,753 188,589,144
Diversified Telecommunication Services 1.0%
Deutsche Telekom AG .................................. Germany 5,667,057 103,442,759
Entertainment 2.2%
b
Walt Disney Co. (The) .................................. United States 1,211,861 219,564,976
Food Products 2.1%
Kraft Heinz Co. (The) .................................. United States 6,306,300 218,576,358
Health Care Equipment & Supplies 2.8%
Medtronic plc ........................................ United States 2,423,701 283,912,335

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.3%
Anthem, Inc. ......................................... United States 496,728 $ 159,494,393
CVS Health Corp. ..................................... United States 3,993,966 272,787,878
432,282,271
Hotels, Restaurants & Leisure 1.2%
b
Accor SA ........................................... France 3,304,687 119,901,581
Industrial Conglomerates 1.4%
General Electric Co. ................................... United States 12,864,150 138,932,820
Insurance 9.0%
Alleghany Corp. ...................................... United States 148,961 89,926,266
China Pacific Insurance Group Co. Ltd., H ................... China 40,436,632 158,106,259
Direct Line Insurance Group plc .......................... United Kingdom 668,514 2,924,098
Everest Re Group Ltd. ................................. United States 282,300 66,083,607
Hartford Financial Services Group, Inc. (The) ................ United States 5,297,987 259,495,403
NN Group NV ........................................ Netherlands 6,134,045 265,187,065
Willis Towers Watson plc ................................ United States 335,543 70,692,199
912,414,897
IT Services 2.1%
Cognizant Technology Solutions Corp., A .................... United States 2,575,090 211,028,625
Media 3.2%
b
Charter Communications, Inc., A .......................... United States 439,865 290,992,691
b
iHeartMedia , Inc., A .................................... United States 2,634,302 34,193,240
a,b
iHeartMedia , Inc., B ................................... United States 44,430 536,332
325,722,263
Oil, Gas & Consumable Fuels 7.2%
BP plc .............................................. United Kingdom 59,232,197 204,410,017
Canadian Natural Resources Ltd. ......................... Canada 5,694,700 136,939,606
Kinder Morgan, Inc. .................................... United States 10,051,858 137,408,899
Williams Cos., Inc. (The) ................................ United States 12,380,235 248,223,712
726,982,234
Pharmaceuticals 11.4%
b
Elanco Animal Health, Inc. ............................... United States 1,336,464 40,989,351
Eli Lilly and Co. ....................................... United States 1,504,626 254,041,054
GlaxoSmithKline plc ................................... United Kingdom 16,358,996 299,358,206
Merck & Co., Inc. ..................................... United States 3,349,173 273,962,351
Novartis AG, ADR ..................................... Switzerland 3,068,676 289,775,075
1,158,126,037
Semiconductors & Semiconductor Equipment 2.5%
b
Inphi Corp. .......................................... United States 175,900 28,226,673
b
Renesas Electronics Corp. .............................. Japan 14,821,814 155,139,790
Xilinx, Inc. ........................................... United States 518,700 73,536,099
256,902,562
Software 3.9%
b
Avaya Holdings Corp. .................................. United States 537 10,284
b
Check Point Software Technologies Ltd. .................... Israel 1,577,097 209,611,962
Oracle Corp. ......................................... United States 2,843,300 183,933,077
393,555,323
Technology Hardware, Storage & Peripherals 5.1%
Catcher Technology Co. Ltd. ............................. Taiwan 7,238,000 53,207,837

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. ............................ South Korea 3,849,669 $ 287,041,365
Western Digital Corp. .................................. United States 3,247,529 179,880,631
520,129,833
Textiles, Apparel & Luxury Goods 1.4%
Cie Financiere Richemont SA ............................ Switzerland 1,537,099 138,864,638
Tobacco 3.6%
Altria Group, Inc. ...................................... United States 2,606,727 106,875,807
British American Tobacco plc ............................. United Kingdom 5,861,984 217,711,639
British American Tobacco plc, ADR ........................ United Kingdom 1,129,284 42,336,857
366,924,303
Wireless Telecommunication Services 0.7%
Vodafone Group plc ................................... United Kingdom 44,121,728 72,474,702
Total Common Stocks (Cost $7,190,655,599) ....................................
9,295,907,523
Preferred Stocks 2.4%
Automobiles 2.4%
e
Volkswagen AG, 3.18% ................................. Germany 1,283,999 239,968,546
Total Preferred Stocks (Cost $228,922,862) .....................................
239,968,546
Warrants
Warrants 0.0%
†
Media 0.0%
†
b
iHeartMedia , Inc., 5/01/39 ............................... United States 292 3,790
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 401,411 1,304,586
Textiles, Apparel & Luxury Goods 0.0%
†
b
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 3,074,198 798,673
Total Warrants (Cost $6,824) ..................................................
2,107,049
Principal
Amount
*
Corporate Bonds 2.9%
Airlines 1.4%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 77,131,000 89,067,022
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 47,777,000 51,449,857
140,516,879
Diversified Telecommunication Services 1.3%
f
Frontier Communications Corp. ,
Senior Note, 10.5%, 9/15/22 ........................... United States 117,895,000 61,719,801
Senior Note, 11%, 9/15/25 ............................. United States 133,179,000 70,168,685
131,888,486
Multiline Retail 0.2%
d
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 19,531,000 21,710,660
Total Corporate Bonds (Cost $377,187,571) .....................................
294,116,025

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
†
a,b,g
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,297,978 $ —
a,b,g
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 142,325,613 213,489
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $4,500,343) ...............................
213,489
Total Long Term Investments (Cost $7,801,273,199) .............................
9,832,312,632
a
Short Term Investments 2.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.3%
h
FHLB, 1/04/21 ....................................... United States 39,000,000 39,000,000
h
U.S. Treasury Bills ,
1/05/21 ........................................... United States 50,500,000 50,500,007
i
1/14/21 ........................................... United States 10,000,000 9,999,903
i
1/21/21 ........................................... United States 25,000,000 24,999,586
i
2/04/21 ........................................... United States 20,000,000 19,999,225
i
2/11/21 ........................................... United States 20,000,000 19,998,944
i
6/10/21 ........................................... United States 30,000,000 29,990,482
i
6/17/21 ........................................... United States 15,000,000 14,995,046
i
6/24/21 ........................................... United States 11,000,000 10,996,212
i
7/01/21 ........................................... United States 14,000,000 13,994,797
195,474,202
Total U.S. Government and Agency Securities (Cost $234,465,694) ................
234,474,202
Total Short Term Investments (Cost $234,465,694 ) ...............................
234,474,202
a
Total Investments (Cost $8,035,738,893) 99.2% ..................................
$10,066,786,834
Securities Sold Short (2.0)% ..................................................
(200,284,218)
Other Assets, less Liabilities 2.8% .............................................
279,611,088
Net Assets 100.0% ...........................................................
$10,146,113,704
Shares
Securities Sold Short (2.0)%
Common Stocks (2.0)%
Insurance (0.8)%
j
Aon plc, A ........................................... United States 362,386 (76,561,290)
Pharmaceuticals (0.2)%
j
AstraZeneca plc, ADR .................................. United Kingdom 446,393 (22,315,186)
j
Semiconductors & Semiconductor Equipment (1.0)%
Advanced Micro Devices, Inc. ............................ United States 893,928 (81,982,137)
Marvell Technology Group Ltd. ........................... United States 408,616 (19,425,605)
(101,407,742)
Total Common Stocks (Proceeds $198,016,227) .................................
(200,284,218)
Total Securities Sold Short (Proceeds $198,016,227) .............................
$(200,284,218)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $417,681,187, representing 4.1% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 8 regarding defaulted securities.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At December 31, 2020, the aggregate value of these securities pledged amounted to $137,302,056, representing 1.4% of net assets.
j
See Note 1(d) regarding securities sold short.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,929 $ 448,356,675 3/15/21 $ (2,643,008)
Foreign Exchange GBP/USD ................... Short 2,845 242,874,094 3/15/21 (3,607,112)
Total Futures Contracts ...................................................................... $(6,250,120)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 16,675,708 19,741,021 1/15/21 $ — $ (636,751)
Euro ............. SSBT Sell 44,233,457 50,456,981 1/15/21 — (3,596,449)
Euro ............. UBSW Sell 49,484,453 56,489,234 1/15/21 — (3,980,931)
British Pound ...... BNY Buy 252,276 343,127 1/19/21 1,930 —
British Pound ...... BOFA Buy 11,595,663 15,255,271 1/19/21 604,987 —
British Pound ...... HSBK Buy 43,258,497 57,462,773 1/19/21 1,705,118 —
British Pound ...... SSBT Buy 977,290 1,317,814 1/19/21 18,899 —
British Pound ...... SSBT Sell 91,098,184 114,110,678 1/19/21 — (10,491,141)
British Pound ...... UBSW Buy 14,838,010 19,433,575 1/19/21 861,483 —
New Taiwan Dollar .. HSBK Sell 696,674,986 24,823,103 1/29/21 6,900 (67,804)
New Taiwan Dollar .. UBSW Sell 734,711,894 26,201,615 1/29/21 8,066 (49,069)
British Pound ...... HSBK Sell 34,822,950 45,441,815 2/16/21 — (2,197,757)
Swiss Franc ....... HSBK Sell 87,218,061 98,277,526 2/16/21 — (366,038)
Swiss Franc ....... UBSW Sell 87,218,061 98,248,963 2/16/21 — (394,601)
Euro ............. BOFA Sell 5,141,671 6,223,472 2/23/21 — (65,228)
Euro ............. HSBK Sell 10,770,394 13,087,318 2/23/21 — (85,789)
Euro ............. UBSW Sell 171,309,273 203,297,171 2/23/21 — (6,228,621)
Euro ............. BOFA Sell 2,043,328 2,423,209 4/07/21 — (78,405)
Euro ............. HSBK Sell 13,513,078 16,050,069 4/07/21 — (493,770)

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
See Note 11 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. SSBT Sell 7,761,160 9,205,512 4/07/21 $ — $ (296,348)
Euro ............. UBSW Sell 143,580,709 170,034,178 4/07/21 — (5,749,316)
British Pound ...... HSBK Sell 5,034,819 6,788,290 4/23/21 — (102,026)
South Korean Won .. HSBK Buy 26,812,728,450 24,550,378 5/14/21 115,336 (27,739)
South Korean Won .. HSBK Sell 32,265,574,855 28,780,353 5/14/21 — (868,194)
South Korean Won .. UBSW Buy 23,009,926,725 20,799,934 5/14/21 343,681 —
South Korean Won .. UBSW Sell 43,891,886,811 39,256,475 5/14/21 — (1,075,385)
South Korean Won .. HSBK Sell 81,751,462,429 74,037,900 6/18/21 — (1,078,451)
South Korean Won .. UBSW Sell 114,087,753,243 103,035,854 6/18/21 — (1,792,308)
Total Forward Exchange Contracts ................................................... $3,666,400 $(39,722,121)
Net unrealized appreciation (depreciation) ............................................ $(36,055,721)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 43 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Franklin
Mutual Global
Discovery Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $8,035,738,893
Value - Unaffiliated issuers .................................................................. $10,066,786,834
Cash .................................................................................... 198,878
Foreign currency, at value (cost $241,551) ........................................................ 296,074
Receivables:
Investment securities sold ................................................................... 69,257,735
Capital shares sold ........................................................................ 3,536,530
Dividends and interest ..................................................................... 34,887,920
European Union tax reclaims (Note 1 f ) ......................................................... 49,906,286
Deposits with brokers for:
Securities sold short ..................................................................... 202,471,947
Futures contracts ........................................................................ 15,100,070
Variation margin on futures contracts ........................................................... 1,559,250
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,666,400
Other assets .............................................................................. 1,128,385
Total assets .......................................................................... 10,448,796,309
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,164,071
Capital shares redeemed ................................................................... 25,429,432
Management fees ......................................................................... 7,315,994
Distribution fees .......................................................................... 1,634,324
Transfer agent fees ........................................................................ 1,679,808
Trustees' fees and expenses ................................................................. 1,150,609
Securities sold short, at value (proceeds $198,016,227) .............................................. 200,284,218
Unrealized depreciation on OTC forward exchange contracts .......................................... 39,722,121
Accrued expenses and other liabilities ........................................................... 16,302,028
Total liabilities ......................................................................... 302,682,605
Net assets, at value ................................................................. $10,146,113,704
Net assets consist of:
Paid-in capital ............................................................................. $8,544,251,457
Total distributable earnings (losses) ............................................................. 1,601,862,247
Net assets, at value ................................................................. $10,146,113,704

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin
Mutual Global
Discovery Fund
Class Z:
Net assets, at value ....................................................................... $3,274,955,634
Shares outstanding ........................................................................ 113,838,102
Net asset value and maximum offering price per share ............................................. $28.77
Class A:
Net assets, at value ....................................................................... $5,358,016,007
Shares outstanding ........................................................................ 190,552,592
Net asset value per share
a
.................................................................. $28.12
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $29.76
Class C:
Net assets, at value ....................................................................... $494,606,225
Shares outstanding ........................................................................ 17,587,006
Net asset value and maximum offering price per share
a
............................................. $28.12
Class R:
Net assets, at value ....................................................................... $175,393,254
Shares outstanding ........................................................................ 6,331,276
Net asset value and maximum offering price per share ............................................. $27.70
Class R6:
Net assets, at value ....................................................................... $843,142,584
Shares outstanding ........................................................................ 29,323,532
Net asset value and maximum offering price per share ............................................. $28.75
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin
Mutual Global
Discovery Fund
Investment income:
Dividends: (net of foreign taxes of $13,352,988)
Unaffiliated issuers ........................................................................ $437,345,692
Interest:
Unaffiliated issuers ........................................................................ 19,716,845
Adjustment for uncollectible interest (Note 8 ) (13,214,014)
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 9,983
Non-controlled affiliates (Note 3 f ) ............................................................. 64
Other income (Note 1 f ) ....................................................................... 78,671,669
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 f ) .............................. (14,443,214)
Total investment income ................................................................... 508,087,025
Expenses:
Management fees (Note 3 a ) ................................................................... 92,169,688
Distribution fees: (Note 3c )
    Class A ................................................................................ 14,015,252
    Class C ................................................................................ 5,818,767
    Class R ................................................................................ 917,265
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 4,762,026
    Class A ................................................................................ 7,429,949
    Class C ................................................................................ 769,865
    Class R ................................................................................ 244,781
    Class R6 ............................................................................... 288,772
Custodian fees (Note 4 ) ...................................................................... 323,133
Reports to shareholders ...................................................................... 1,110,379
Registration and filing fees .................................................................... 197,169
Professional fees ........................................................................... 387,811
Trustees' fees and expenses .................................................................. 778,609
Dividends on securities sold short .............................................................. 1,536,491
Other .................................................................................... 487,643
Total expenses ......................................................................... 131,237,600
Expense reductions (Note 4 ) ............................................................... (66,674)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (11,873)
Net expenses ......................................................................... 131,159,053
Net investment income ................................................................ 376,927,972

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
(continued)
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin
Mutual Global
Discovery Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (414,759,343)
Foreign currency transactions ................................................................ 882,024
Forward exchange contracts ................................................................. (66,518,970)
Futures contracts ......................................................................... (45,954,657)
Securities sold short ....................................................................... (8,011,183)
Net realized gain (loss) .................................................................. (534,362,129)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,216,686,642)
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,265,330
Forward exchange contracts ................................................................. 180,258
Futures contracts ......................................................................... 5,720,731
Securities sold short ....................................................................... 7,959,900
Net change in unrealized appreciation (depreciation) ............................................ (1,200,560,423)
Net realized and unrealized gain (loss) ............................................................ (1,734,922,552)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,357,994,580)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Franklin Mutual Global Discovery Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $376,927,972 $314,928,953
Net realized gain (loss) ................................................. (534,362,129) 677,497,640
Net change in unrealized appreciation (depreciation) ........................... (1,200,560,423) 2,424,756,459
Net increase (decrease) in net assets resulting from operations ................ (1,357,994,580) 3,417,183,052
Distributions to shareholders:
Class Z ............................................................. (114,749,627) (361,251,360)
Class A ............................................................. (179,565,272) (528,196,610)
Class C ............................................................. (12,234,587) (53,529,898)
Class R ............................................................. (5,652,491) (17,206,023)
Class R6 ............................................................ (30,706,058) (92,112,429)
Total distributions to shareholders .......................................... (342,908,035) (1,052,296,320)
Capital share transactions: (Note 2 )
Class Z ............................................................. (1,287,029,331) (733,602,714)
Class A ............................................................. (1,502,192,342) (931,107,368)
Class C ............................................................. (272,533,751) (339,610,836)
Class R ............................................................. (52,024,364) (64,450,784)
Class R6 ............................................................ (318,898,089) (339,450,065)
Total capital share transactions ............................................ (3,432,677,877) (2,408,221,767)
Net increase (decrease) in net assets ................................... (5,133,580,492) (43,335,035)
Net assets:
Beginning of year ....................................................... 15,279,694,196 15,323,029,231
End of year ........................................................... $10,146,113,704 $15,279,694,196

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Mutual Global Discovery Fund
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Franklin Mutual Global Discovery Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in  open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Global Discovery Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
31
franklintempleton.com
Annual Report
Franklin Mutual Global Discovery Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2020, the Fund had OTC
derivatives in a net liability position of $36,519,005 and the aggregate value of collateral pledged for such contracts was
$40,382,706.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2020, the Fund received $241,820 in U.S.
Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
32
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Franklin Mutual Global Discovery Fund
(continued)
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2020,
the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Fund, if any,
reduce the amounts of foreign taxes Fund shareholders
can use as tax credits in their individual income tax returns.
In the event that EU reclaims received by the Fund during
the fiscal year exceed foreign withholding taxes paid, and
the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
During the fiscal year ended December 31, 2020, the Fund
received EU reclaims in excess of the foreign taxes paid
during the year.
The Fund determined to enter into a closing agreement with
the IRS and recorded the estimated fees as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
33
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Franklin Mutual Global Discovery Fund
(continued)
and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
34
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Franklin Mutual Global Discovery Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 10,135,382 $262,062,155 12,263,198 $369,164,159
Shares issued in reinvestment of distributions .......... 3,777,102 104,139,014 10,621,505 326,481,046
Shares issued on reorganization (Note 12 ) ............ 1,077,880 33,166,426 — —
Shares redeemed ............................... (67,138,038) (1,686,396,926) (47,272,140) (1,429,247,919)
Net increase (decrease) .......................... (52,147,674) $(1,287,029,331) (24,387,437) $(733,602,714)
Class A Shares:
Shares sold
a
................................... 15,209,053 $385,426,903 17,462,220 $518,262,717
Shares issued in reinvestment of distributions .......... 6,518,510 175,257,194 17,190,278 516,611,982
Shares issued on reorganization (Note 12 ) ............ 1,407,732 42,358,901 — —
Shares redeemed ............................... (84,431,073) (2,105,235,340) (66,274,047) (1,965,982,067)
Net increase (decrease) .......................... (61,295,778) $(1,502,192,342) (31,621,549) $(931,107,368)
Class C Shares:
Shares sold ................................... 1,462,444 $36,852,493 1,771,751 $52,145,801
Shares issued in reinvestment of distributions .......... 458,386 12,128,301 1,728,177 51,590,928
Shares issued on reorganization (Note 12 ) ............ 342,264 10,271,407 — —
Shares redeemed
a
.............................. (13,322,993) (331,785,952) (15,014,827) (443,347,565)
Net increase (decrease) .......................... (11,059,899) $(272,533,751) (11,514,899) $(339,610,836)
Class R Shares:
Shares sold ................................... 976,306 $23,071,005 673,375 $19,591,339
Shares issued in reinvestment of distributions .......... 213,165 5,628,938 571,874 16,917,190
Shares issued on reorganization (Note 12 ) ............ 52,424 1,554,387 — —
Shares redeemed ............................... (3,259,087) (82,278,694) (3,452,518) (100,959,313)
Net increase (decrease) .......................... (2,017,192) $(52,024,364) (2,207,269) $(64,450,784)
Class R6 Shares:
Shares sold ................................... 7,168,764 $177,915,442 5,767,180 $173,953,547
Shares issued in reinvestment of distributions .......... 987,854 27,232,946 2,704,420 83,110,071
Shares issued on reorganization (Note 12 ) ............ 152,681 4,696,495 — —
Shares redeemed ............................... (20,540,906) (528,742,972) (19,752,108) (596,513,683)
Net increase (decrease) .......................... (12,231,607) $(318,898,089) (11,280,508) $(339,450,065)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin Mutual Series Funds
Notes to Financial Statements
35
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Annual Report
Franklin Mutual Global Discovery Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, the gross effective investment management fee rate was 0.848% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion

Franklin Mutual Series Funds
Notes to Financial Statements
36
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Annual Report
Franklin Mutual Global Discovery Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $13,495,393, of which $5,849,403 was retained by Investor Services.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $380,756
CDSC retained .............................................................................. $37,167
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
37
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Annual Report
Franklin Mutual Global Discovery Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021. Prior to May 1, 2020, the Class R6 transfer agent fees were limited to 0.02%.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended December 31, 2020, these purchase and sale transactions aggregated $0 and $1,233,191, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2020, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% $— $15,425,000 $(15,425,000) $ — $ — $—
a
— $64
Total Affiliated
Securities $— $15,425,000 $(15,425,000) $— $— $— $64
a
As of December 31, 2020, no longer held by the Fund.
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
38
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Annual Report
Franklin Mutual Global Discovery Fund
(continued)
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, futures contracts, EU reclaims, pass-through entity income, passive foreign investment company shares, tax straddles and return of capital distributions.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2020, aggregated $1,815,733,399 and $5,247,223,939, respectively.
a
Projected benefit obligation at December 31, 2020 ...... $1,150,609
b
Decrease in projected benefit obligation .............. $(806)
Benefit payments made to retired trustees ............. $(11,191)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The decrease in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $106,292,917
Long term ................................................................................ 404,873,458
a
Total capital loss carryforwards ............................................................... $511,166,375
a
Includes $7,228,368 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations .
2020 2019
Distributions paid from:
Ordinary income .......................................................... $297,243,026 $355,756,491
Long term capital gain ...................................................... 45,665,009 696,539,829
$342,908,035 $1,052,296,320
Cost of investments .......................................................................... $7,807,165,726
Unrealized appreciation ........................................................................ $2,699,825,810
Unrealized depreciation ........................................................................ (682,794,761)
Net unrealized appreciation (depreciation) .......................................................... $2,017,031,049
Distributable earnings:
Undistributed ordinary income ................................................................... $70,251,107
5. Independent Trustees' Retirement Plan
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
39
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Annual Report
Franklin Mutual Global Discovery Fund
(continued)
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. For the year ended December
31, 2020, the Fund recorded an adjustment for uncollectible interest of $13,214,014, as noted in the Statement of Operations.
At December 31, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $131,888,486, representing 1.3% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 -12/26/08 $ 2,536,498 $ 81,224
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 6,250,120
a

Franklin Mutual Series Funds
Notes to Financial Statements
40
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Annual Report
Franklin Mutual Global Discovery Fund
(continued)
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of futures contracts represented
$919,375,447. The average month end contract value of forward exchange contracts was $1,921,481,832.
See Note 1(c) regarding derivative financial instruments.
12. Reorganization
On February 21, 2020, Franklin Mutual Global Discovery Fund (Surviving Fund), pursuant to a plan of reorganization approved on December 6, 2019, by shareholders of Franklin Mutual International Fund (Acquired Fund), a series of Franklin Mutual
Series Funds, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, which included
$6,750,005 of unrealized depreciation, through a tax-free exchange of 3,032,981 shares of the Surviving Fund (valued at
$92,047,616). Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were
$14,766,810,033.
The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had lower annual fund operating expenses (before waivers), better long-term historical performance and similar investment goals, principal investment strategies and risks. The estimated cost of the reorganization was $175,174 of which the Surviving Fund and the
Acquired Fund each paid 25% and Franklin Mutual paid 50%. The allocated portion of the Surviving Fund's reorganization expenses are included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on January 1, 2020, the Surviving Fund's pro forma results of operations, would have been as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund (continued)
Unrealized appreciation on OTC
forward exchange contracts
$ 3,666,400 Unrealized depreciation on OTC
forward exchange contracts
$ 39,722,121
Total .................... $3,666,400 $45,972,241
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Futures contracts $(45,954,657) Futures contracts $5,720,731
Forward exchange contracts (66,518,970) Forward exchange contracts 180,258
Total .................... $(112,473,627) $5,900,989
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
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Franklin Mutual Global Discovery Fund
(continued)
Subsequent to the reorganization, the Surviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amount of net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Period
Net Investment
income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period January 1, 2020 through December 31, 2020 ......... $376,925,065 $(1,736,394,219) $(1,359,469,154)
12. Reorganization
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
42
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Franklin Mutual Global Discovery Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 145,479,301 $ — $ 145,479,301
Auto Components ...................... — — 81,224 81,224
Automobiles .......................... 119,683,853 — — 119,683,853
Banks ............................... 502,211,601 177,954,002 — 680,165,603
Beverages ........................... 138,515,320 — — 138,515,320
Biotechnology ......................... 32,831,649 — — 32,831,649
Building Products ...................... 132,586,148 — — 132,586,148
Capital Markets ........................ — 383,683,817 — 383,683,817
Chemicals ........................... — 373,373,409 — 373,373,409
Communications Equipment .............. 95,269,618 — — 95,269,618
Construction Materials .................. — 133,170,497 — 133,170,497
Consumer Finance ..................... 160,528,940 — — 160,528,940
Containers & Packaging ................. 112,210,483 — — 112,210,483
Diversified Financial Services ............. 188,589,144 — — 188,589,144
Diversified Telecommunication Services ..... — 103,442,759 — 103,442,759
Entertainment ......................... 219,564,976 — — 219,564,976
Food Products ........................ 218,576,358 — — 218,576,358
Health Care Equipment & Supplies ......... 283,912,335 — — 283,912,335
Health Care Providers & Services .......... 432,282,271 — — 432,282,271
Hotels, Restaurants & Leisure ............. — 119,901,581 — 119,901,581
Industrial Conglomerates ................ 138,932,820 — — 138,932,820
Insurance ............................ 486,197,475 426,217,422 — 912,414,897
IT Services ........................... 211,028,625 — — 211,028,625
Media ............................... 325,185,931 — 536,332 325,722,263
Oil, Gas & Consumable Fuels ............. 522,572,217 204,410,017 — 726,982,234
Pharmaceuticals ....................... 858,767,831 299,358,206 — 1,158,126,037
Semiconductors & Semiconductor Equipment . 101,762,772 155,139,790 — 256,902,562
Software ............................. 393,555,323 — — 393,555,323
Technology Hardware, Storage & Peripherals . 179,880,631 340,249,202 — 520,129,833
Textiles, Apparel & Luxury Goods .......... — 138,864,638 — 138,864,638
Tobacco ............................. 149,212,664 217,711,639 — 366,924,303
Wireless Telecommunication Services ....... — 72,474,702 — 72,474,702
Preferred Stocks ........................ — 239,968,546 — 239,968,546
Warrants :
Media ............................... 3,790 — — 3,790
Software ............................. — 1,304,586 — 1,304,586
Textiles, Apparel & Luxury Goods .......... 798,673 — — 798,673
Corporate Bonds ........................ — 294,116,025 — 294,116,025
Companies in Liquidation .................. — — 213,489
a
213,489
Short Term Investments ................... 195,474,202 39,000,000 — 234,474,202
Total Investments in Securities ........... $6,200,135,650 $3,865,820,139 $831,045 $10,066,786,834
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,666,400 $ — $ 3,666,400
Total Other Financial Instruments ......... $— $3,666,400 $— $3,666,400
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 200,284,218 $ — $ — $ 200,284,218
Forward exchange contracts ................ — 39,722,121 — 39,722,121
Futures contracts ........................ 6,250,120 — — 6,250,120
Total Other Financial Instruments ......... $206,534,338 $39,722,121 $— $246,256,459
a
Includes securities determined to have no value at December 31, 2020.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements
43
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Franklin Mutual Global Discovery Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London InterBank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNY
Bank of New York Mellon (The)
BOFA
Bank of America NA
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm
44
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Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Global Discovery Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Global Discovery Fund (the “Fund”)
(one of the funds constituting Franklin Mutual Series Funds), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Global Discovery Fund (one of the funds constituting Franklin Mutual Series
Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 23, 2021

Franklin Mutual Series Funds
Tax Information (unaudited)
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Franklin Mutual Global Discovery Fund
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $45,665,009 as a long term capital gain dividend for the fiscal year ended December 31, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $20,725,970 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 83.11% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $420,460,627 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Franklin Mutual Series Funds
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995 and
Chairperson since 2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2002 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Franklin Mutual Series Funds
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-present) and
FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (August 2020-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Independent Board Members
(continued)

Franklin Mutual Series Funds
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Peter A. Langerman (1955) Trustee,
President, and
Chief Executive
Officer –
Investment
Management
Trustee since
2007, President,
and Chief
Executive Officer –
Investment
Management since
2005
6 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Mutual Advisers, LLC; and officer and/or director, as the case may be, of three of the investment companies in Franklin Templeton.
Alison E. Baur (1964 Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Mutual Series Funds
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC which is the Fund’s investment manager.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 2: Effective October 17, 2020, Charles Rubens, II ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
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statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information
51
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

477 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Global Discovery Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

Annual Report and Shareholder Letter
Franklin Mutual
Quest Fund
A Series of Franklin Mutual Series Funds
December 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
SHAREHOLDER LETTER
Dear Franklin Mutual Quest Fund Shareholder:
2020 was a year that felt like it contained several different years within it. There were periods of stability and dramatic moves down and up in financial markets. The year ended
with surging stock prices despite an ongoing pandemic. If
one had gone to sleep on December 31, 2019, and woke up
on December 31, 2020, a quick glance at the MSCI World
Index (USD), which was up +16.50% for the 12 months,
might cause one to think this was just another good year in
a long bull market.
1
But for those of us who lived through it,
2020 was chaotic and memorable.
The year began with a continuation of trends from 2019.
Accommodative central bank policy was supporting a
resilient economy, which displayed modest growth. Then
COVID-19 exploded from a regional issue into a global
pandemic. The response to the spread of the virus was
lockdown and physical distancing measures in attempts to
flatten the curve of the contagion. Consumer and business
spending fell, and manufacturing and other activity came to
a virtual halt. This led to a dramatic share price plunge in equity markets.
In response, governments acted directly through fiscal policy and central banks, using a whatever-it-takes approach to
stabilize economies. The efforts worked and were reflected
by market stabilization and the beginning of a recovery
in prices. Markets continued to rally in the second half of
the year on signs of global economic resilience despite
widespread shutdowns. Investor sentiment was buoyed
by hopes for continued stimulus measures, very positive
developments on the vaccine front and U.S. presidential
election results. Valuations were also supported by investors’
willingness to look through the current situation to 2021 and beyond, when widespread vaccinations are expected to
become available and reignite global economies.
During the year, there was significant market volatility and continued variance between the performance of growth
equities and value equities. Many growth stocks benefited
from the changes in work and life caused by the pandemic
and continued to grow during the year. As a result, the MSCI
World Growth Index (USD) ended the year up +34.18%,
while the MSCI World Value Index (USD) recovered from the
spring selloff, but trailed its growth counterpart, ending the year down -0.38% for the 12 months ended December 31,
2020.
1
Market volatility and economic uncertainty can often
present what we consider opportunities. During periods of
market fluctuation, we used our bottom-up, fundamentally
driven investment process to add select positions to the
portfolio that historically had not met our investment criteria.
However, given the decline in price, these stocks were now,
in our opinion, attractively valued. We also moved capital
between existing positions to reflect market shifts. We
were encouraged to see value equities do quite well in the
fourth quarter on both an absolute and relative basis. Our
expectation is that earnings will continue to improve for the overall market as 2021 progresses and COVID vaccinations
allow for accelerated reopening of the global economy.
We would expect many of our value holdings to benefit
from such a scenario. It is important to remember that the
market historically rewards investors who take a long-term
perspective. To that end, we recognize the importance
of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
This is my first letter to you as president and chief
investment officer of Franklin Mutual Series. I have been
director of research and a portfolio manager for Franklin
Mutual Series since January 2010 and have worked with
Peter Langerman, chairman and chief executive officer of
Franklin Mutual Series, to steward the platform. I want to
thank Peter for his significant contributions and 30+ years of dedicated service and leadership. I look forward to working
with Peter through mid-2021 to complete the leadership
transition, and I wish him the very best in his well-deserved retirement.
On the following pages, the portfolio management team
reviews investment decisions that pertain to performance
during the past 12 months considering the economic
environment and other factors. Please remember all
securities markets fluctuate, as do mutual fund share prices.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Not part of the annual report
2
We thank you for investing with Franklin Templeton,
welcome your questions and comments, and look forward
to continuing to serve your investment needs in the years
ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Mutual Advisers, LLC
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
Contents
Annual Report
Franklin Mutual Quest Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 25
Notes to Financial Statements 30
Report of Independent Registered
Public Accounting Firm 47
Tax Information 48
Board Members and Officers 49
Shareholder Information 54
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.
CFA
®
is a trademark owned by CFA Institute.

3
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ANNUAL REPORT
Franklin Mutual Quest Fund
This annual report for Franklin Mutual Quest Fund covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests
substantially to primarily in equity securities of U.S. and
foreign companies that we believe are available at market
prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common stock, with a
current focus on mid- and large-cap companies. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest a substantial portion, potentially up to 100% of
its assets, in foreign securities and participations in foreign government debt. The Geographic Composition table on this
page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -1.83% cumulative
total return for the 12 months ended December 31, 2020. In
comparison, the Fund’s new benchmark, the MSCI World
Value Index-NR (USD), which tracks the performance
of stocks exhibiting overall value style characteristics in
global developed markets, posted a -1.16% total return.
1
Also for comparison, the Fund’s secondary benchmark, the
Bloomberg Barclays U.S. Corporate High Yield Index, which
measures the U.S. corporate market of non-investment
grade, fixed-rate corporate bonds, defined as the middle
or lower ratings of Moody’s, Fitch and Standard & Poor’s,
posted a +7.11% total return.
1
Additionally, the Fund’s prior
benchmark, the MSCI World Index (USD), which tracks
stock performance in global developed markets, posted a
+16.50% total return.
1
The MSCI World Value Index-NR
(USD) is replacing the MSCI World Index (USD) as the
Fund’s benchmark. The investment manager believes the
composition of the MSCI World Value Index-NR (USD)
more accurately reflects the Fund’s current investment
strategy and portfolio characteristics, and that the actual tax withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (USD; net of taxes on
dividends) than the MSCI World Index (USD; gross of taxes
on dividends). You can find more of the Fund’s performance
data in the Performance Summary on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.
1
Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about economic stimulus measures,
easing lockdown restrictions, and vaccine and treatment
development. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
Geographic Composition
12/31/20
% of Total
Net Assets
United States 48.0%
United Kingdom 22.1%
Netherlands 4.6%
Israel 1.6%
Luxembourg 1.6%
Germany 1.4%
Switzerland 1.1%
Other 1.7%
Short-Term Investments & Other Net Assets 17.9%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

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In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus measures, declining jobless claims, rising retail sales and optimism about treatments and potential
vaccines for COVID-19. Following a record annualized
decline in second-quarter gross domestic product (GDP),
resilient consumer spending helped drive third-quarter GDP
to expand at a record annualized rate, although growth
slowed in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
Investment Strategy
At Franklin Mutual Series, we are committed to our
distinctive value approach to investing, which we believe can generate above-average risk-adjusted returns over time for
our shareholders. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities,
we are attracted to what we believe are fundamentally
strong companies with healthy balance sheets, high-quality
assets, substantial free cash flow and shareholder-oriented
management teams and whose stocks are trading at
discounts to our assessment of the companies’ intrinsic
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
Top 10 Industries
12/31/20
% of Total
Net Assets
a
Insurance 12.5%
Diversified Telecommunication Services 12.1%
Tobacco 7.3%
Pharmaceuticals 6.4%
Software 5.6%
Oil, Gas & Consumable Fuels 4.7%
Diversified Financial Services 3.2%
Commercial Services & Supplies 2.9%
Health Care Providers & Services 2.8%
Aerospace & Defense 2.6%

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or business value. We also look for asset-rich companies
whose shares may be trading at depressed levels due
to concerns over short-term earnings disappointments,
litigation, management strategy or other perceived
negatives. This strict value approach is not only intended
to improve the likelihood of capital appreciation, but also
reduces the risk of substantial declines, in our opinion. While the vast majority of our undervalued equity investments
are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
To a lesser extent, we complement this more traditional
investment strategy with two others. One is distressed
investing, a highly specialized field that has proven quite
profitable during certain periods over the years. Distressed investing is complex and can take many forms. The most
common distressed investment the Fund undertakes is the
purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One
form of arbitrage involves purchasing the target company’s
stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a
relatively conservative investment approach, we typically
focus our arbitrage efforts on announced deals, and avoid
rumored deals or other situations we consider relatively
risky. In addition, it is our practice to hedge the Fund’s
currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
A year ago, we reflected on a decade of overall equity
market strength and solid, but weaker, returns for our
value equity investing strategy. 2020 turned out to be
an amplification of this performance gap, rather than a
correction. The year started with a continuation of strong
performance from market-darling growth stocks. The gap
exploded as COVID-19 led to lockdowns and people working
from home. The market leaders often benefited from these
changes, with technology tools being adopted more quickly
than before. Meanwhile, the lockdowns and disruption
severely impacted many companies thought of as value
stocks.
Even as central banks and governments across the globe
acted through fiscal and monetary stimulus measures,
the recovery came slowly and only accelerated when the
prospects of an effective vaccine helped markets understand
when the health crisis might be over. By the end of 2020, the
MSCI World Value Index (USD) had recovered to be almost
flat, with a -0.38% return.
1
However, growth stocks advanced
substantially further, as evidenced by the MSCI World
Growth Index (USD), ending the year up +34.18%.
1
Many signs of increased speculation in the market have
appeared, with a surge in the number of IPOs not seen
since the tech bubble and a boom in special purpose
acquisition companies (SPACs), a type of company which
raises money in anticipation of finding profitable investment opportunities. There is no guarantee that some speculation
will not be profitable, but we try to look past the speculation and continue to see attractive values in various parts of the market.
Our traditional value equity investment approach is
complemented with two other strategies, distressed investing and merger arbitrage. We were active in both during 2020.
Merger arbitrage activity has climbed in tandem with
increasing confidence about an end to the pandemic crisis.
Significant new deals have been announced and some
present attractive investment opportunities. In addition,
the deals which were impacted by the emergence of the
coronavirus have seen renegotiated terms and moved
toward amicable resolution. This includes deals such as
Tiffany’s acquisition by LVMH Moet Hennessy Louis Vuitton
and Taubman’s acquisition by Simon Property Group. We
expect an ongoing acceleration of merger and acquisition
activity given a recovering economy, strong markets and the
hope for increasing regulatory and trade predictability under the incoming U.S. administration.
Within our distressed credit strategy, we targeted companies and industries directly impacted by the coronavirus
pandemic. The robust government fiscal and monetary
interventions have limited the number of attractive options, but we found opportunities in the energy sector and the
retail and travel industries. As the vaccine news arrived and liquidity remained strong, the opportunities have become
more limited. We expect to see fewer new distressed
debt opportunities than the merger arbitrage opportunities
discussed above.

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Fund Performance
Turning to Fund performance, top positive contributors
included Baidu, RSA Insurance Group and Check Point
Software Technologies. RSA Insurance Group is listed
among the Fund’s largest positions in the Top 10 Holdings
table on this page.
Despite strong fourth-quarter results, the stock price of
China-based search engine and artificial intelligence
software company Baidu was affected by COVID-related
volatility in late February and March. However, Baidu’s
recovery from the market bottom was swift, and a rally
ensued during 2020’s second quarter. Declining costs led
to better-than-expected first-quarter profitability that helped boost the valuation. Despite subpar advertising revenues
during the summer months, second-quarter results were
positive, due in part to tight cost controls during those three months. As China’s advertising market rebounded in the fall, the company’s advertising revenues also recovered, turning
core business revenues positive. Third-quarter earnings
beat expectations, and along with news of an acquisition,
provided fuel for a price rally that lasted for the remainder of the year.
After the broad market drawdown in March, the stock price
of U.K.-based insurer RSA Insurance Group recovered some
of its lost ground throughout the summer and fall, buoyed
by business improvement efforts and growth in underwriting
profits. However, the company’s adherence to dividend
restrictions recommended by some insurance regulators due
to the COVID-19 pandemic, but not followed by all insurance
companies, caused the stock to lag the industry. During
the third quarter, underwriting improvements continued, but
lasting financial effects of COVID-19 weighed on premium
growth. Nevertheless, the stock price jumped significantly in
November, after a joint takeover bid from Intact Financial and
Tryg was announced.
The year started on a positive note for Israel-based
information technology security solutions company Check
Point Software Technologies, with fourth-quarter and 2019
fiscal year results that were in line with expectations.
Forward guidance for revenues and earnings per share
also pleased investors, lifting the stock price in February.
However, COVID-related volatility affected the stock price
in March. First-quarter financial reports beat expectations
amid optimism that salesforce reinvestment by Check Point
was paying off. In the second half of 2020, the company
benefited from products related to enabling virtual work
and learning, including VPN, network access and endpoint
security products.
During the period under review, Fund investments that
detracted from performance included Occidental Petroleum,
BP and Discovery, Inc.
Shares of U.S.-based Occidental Petroleum fell in March as
lockdowns took effect around the world, cratering oil demand and consequently oil prices. Following its acquisition of
Anadarko Petroleum last year, Occidental suffered from an
overleveraged balance sheet, which accentuated the impact
of lower oil prices. When Occidental’s debt also traded down, we took the opportunity to trade out of the company’s equity and into certain debt instruments. We believed these debt
securities had specific features that improved their already favorable risk/reward profile, and represented a more
attractive investment than the equity, given the wide range of potential outcomes.
U.K.-based oil and gas company BP began the year on a
positive note by reporting positive fourth-quarter results and increasing its dividend. However, the stock price slid during
March, due in part to cratering gasoline demand caused
by reduced commuter and business travel. The COVID-19
pandemic brought travel to a halt for several months during
the period, putting downward pressure on the price of oil.
A pricing disagreement between Russia and Saudi Arabia
exacerbated the issue. BP responded to the crisis by
substantially reducing its capital expenditures. The belt-
tightening continued as the company cut jobs significantly
in June, then cut its dividend in half. In our opinion, the
company used the downturn to accelerate changes already
Top 10 Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a aa
Sorenson Communications LLC, Membership
Interests
5.0%
Diversified Telecommunication Services
RSA Insurance Group plc 3.2%
Insurance, United Kingdom
British American Tobacco plc 3.1%
Tobacco, United Kingdom
G4S plc 2.9%
Commercial Services & Supplies, United
Kingdom
Voya Financial, Inc. 2.7%
Diversified Financial Services
GlaxoSmithKline plc 2.7%
Pharmaceuticals, United Kingdom
Liberty Global plc 2.5%
Diversified Telecommunication Services, United
Kingdom
Imperial Brands plc 2.4%
Tobacco, United Kingdom
Everest Re Group Ltd. 2.3%
Insurance
Tiffany & Co. 2.2%
Specialty Retail

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underway, positioning the company to be a leader in the
energy transition, with ambitious goals toward zero carbon
emissions. Nevertheless, it may take time to convince
investors of their ability to execute on this transition, and the share price continues to show very little positive expectation.
Despite quarterly results that were in line with or ahead of expectations during the fiscal year, U.S.-based cable network operator Discovery, Inc., a company that provides non-
fiction and educational media entertainment, had a difficult
12-month period. After the March downturn, Discovery’s
share price experienced peaks and valleys as the battle for
homebound viewers’ time and attention ebbed on. During
the period, direct to consumer (DTC) initiatives were a main focus, which generated significant capital spending costs.
Unfortunately, statistics to measure success of the DTC
efforts were unavailable. Due to continued costs associated
with DTC efforts and their weight on future growth prospects, we decided to sell our position in Discovery.
During the period, the Fund held currency forwards and
futures seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
negative overall impact on the Fund’s performance as the
U.S. dollar fell against most currencies during the period.
As fellow shareholders, we found recent absolute and
relative performance disappointing, but our strategy of
seeking undervalued stocks can lag the growth equity
markets at times. We remain committed to our disciplined,
value investment approach as we seek to generate
attractive, long-term, risk-adjusted returns for shareholders.
Thank you for your participation in Franklin Mutual
Quest Fund. We look forward to continuing to serve your
investment needs.
Keith Luh, CFA
Co-Portfolio Manager
Andrew B. Dinnhaupt, CFA
Co-Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge. For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
Z
1-Year -1.83% -1.83%
5-Year +27.76% +5.02%
10-Year +73.76% +5.68%
A
3
1-Year -2.12% -7.53%
5-Year +26.20% +3.59%
10-Year +69.05% +4.80%
See page 10 for Performance Summary footnotes.

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Performance Summary
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See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class Z
(1/1/11– 12/31/20 )
Class A
(1/1/11– 12/31/20 )

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Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value.
Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Current political uncertainty concerning the economic consequences of the departure of the
U.K. from the European Union may increase market volatility. Smaller-company stocks have exhibited greater price volatility than larger-company stocks, partic-
ularly over the short term. The Fund’s investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The Fund may invest in lower-rated bonds, which entail higher credit risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war;
and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI World Index (USD) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. corporate market of non-investment grade, fixed-rate corporate bonds, defined as the middle or lower ratings of Moody’s, Fitch and Standard & Poor’s (Ba1/BB+/BB+). The MSCI World Value Index-NR (USD) is a free float-adjusted, market capi-
talization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Z $0.4870
A $0.4513
C $0.3276
R $0.4115
R6 $0.4933
Total Annual Operating Expenses
5
Share Class
Z 0.79%
A 1.04%

Your Fund’s Expenses
Franklin Mutual Quest Fund
11
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,161.82 $4.26 $1,021.19 $3.99 0.78%
A $1,000 $1,159.78 $5.62 $1,019.93 $5.26 1.04%
C $1,000 $1,156.12 $9.69 $1,016.15 $9.06 1.79%
R $1,000 $1,158.34 $6.87 $1,018.77 $6.43 1.27%
R6 $1,000 $1,161.62 $3.99 $1,021.45 $3.73 0.73%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class Z
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.06 $12.95 $15.83 $15.52 $14.47
Income from investment operations
a
:
Net investment income
b
......................... 0.40
c
0.45 0.48 0.58 0.87
d
Net realized and unrealized gains (losses) ........... (0.66) 1.16 (1.58) 0.49 1.47
Total from investment operations .................... (0.26) 1.61 (1.10) 1.07 2.34
Less distributions from:
Net investment income .......................... (0.49) (0.50) (0.58) (0.63) (1.01)
Net realized gains ............................. — — (1.20) (0.13) (0.28)
Total distributions ............................... (0.49) (0.50) (1.78) (1.78) (1.29)
Net asset value, end of year ....................... $13.31 $14.06 $12.95 $15.83 $15.52
Total return .................................... (1.83)% 12.40% (6.85)% 6.92% 16.26%
Ratios to average net assets
Expenses
e,f
.................................... 0.81%
g
0.78% 0.78% 0.79% 0.79%
g
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
h
—% 0.01%
Net investment income ........................... 3.22%
c
3.22% 2.96% 3.65% 5.74%
d
Supplemental data
Net assets, end of year (000’s) ..................... $2,472,118 $3,042,387 $3,054,792 $3,667,351 $3,683,095
Portfolio turnover rate ............................ 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 5.42%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.84 $12.75 $15.60 $15.32 $14.29
Income from investment operations
a
:
Net investment income
b
......................... 0.37
c
0.41 0.43 0.53 0.83
d
Net realized and unrealized gains (losses) ........... (0.67) 1.14 (1.54) 0.46 1.45
Total from investment operations .................... (0.30) 1.55 (1.11) 0.99 2.28
Less distributions from:
Net investment income .......................... (0.45) (0.46) (0.54) (0.58) (0.97)
Net realized gains ............................. — — (1.20) (0.13) (0.28)
Total distributions ............................... (0.45) (0.46) (1.74) (0.71) (1.25)
Net asset value, end of year ....................... $13.09 $13.84 $12.75 $15.60 $15.32
Total return
e
................................... (2.12)% 12.14% (7.00)% 6.54% 16.04%
Ratios to average net assets
Expenses
f,g
.................................... 1.06%
h
1.03% 1.03% 1.04% 1.04%
h
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
i
—% 0.01%
Net investment income ........................... 2.98%
c
2.97% 2.71% 3.40% 5.49%
d
Supplemental data
Net assets, end of year (000’s) ..................... $760,173 $1,035,699 $1,067,382 $1,153,870 $1,216,085
Portfolio turnover rate ............................ 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 5.17%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.73 $12.64 $15.35 $15.06 $14.08
Income from investment operations
a
:
Net investment income
b
......................... 0.27
c
0.30 0.29 0.41 0.70
d
Net realized and unrealized gains (losses) ........... (0.66) 1.12 (1.49) 0.47 1.41
Total from investment operations .................... (0.39) 1.42 (1.20) 0.88 2.11
Less distributions from:
Net investment income .......................... (0.33) (0.33) (0.31) (0.46) (0.85)
Net realized gains ............................. — — (1.20) (0.13) (0.28)
Total distributions ............................... (0.33) (0.33) (1.51) (0.59) (1.13)
Net asset value, end of year ....................... $13.01 $13.73 $12.64 $15.35 $15.06
Total return
e
................................... (2.83)% 11.26% (7.77)% 5.89% 15.10%
Ratios to average net assets
Expenses
f,g
.................................... 1.81%
h
1.78% 1.78% 1.79% 1.79%
h
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
i
—% 0.01%
Net investment income ........................... 2.24%
c
2.22% 1.96% 2.65% 4.74%
d
Supplemental data
Net assets, end of year (000’s) ..................... $65,715 $112,751 $141,619 $309,160 $34,624
Portfolio turnover rate ............................ 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 4.42%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.61 $12.54 $15.40 $15.14 $14.14
Income from investment operations
a
:
Net investment income
b
......................... 0.33
c
0.37 0.39 0.50 0.78
d
Net realized and unrealized gains (losses) ........... (0.66) 1.12 (1.53) 0.46 1.43
Total from investment operations .................... (0.33) 1.49 (1.14) 0.96 2.21
Less distributions from:
Net investment income .......................... (0.41) (0.42) (0.52) (0.57) (0.93)
Net realized gains ............................. — — (1.20) (0.13) (0.28)
Total distributions ............................... (0.41) (0.42) (1.72) (0.70) (1.21)
Net asset value, end of year ....................... $12.87 $13.61 $12.54 $15.40 $15.14
Total return .................................... (2.38)% 11.88% (7.31)% 6.38% 15.69%
Ratios to average net assets
Expenses
e,f
.................................... 1.31%
g
1.28% 1.28% 1.29% 1.29%
g
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
h
—% 0.01%
Net investment income ........................... 2.72%
c
2.72% 2.46% 3.15% 5.24%
d
Supplemental data
Net assets, end of year (000’s) ..................... $2,495 $3,415 $2,929 $1,774 $880
Portfolio turnover rate ............................ 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 4.92%.
e
Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.05 $12.94 $15.81 $15.51 $14.45
Income from investment operations
a
:
Net investment income
b
......................... 0.41
c
0.46 0.49 0.64 0.88
d
Net realized and unrealized gains (losses) ........... (0.68) 1.15 (1.57) 0.43 1.48
Total from investment operations .................... (0.27) 1.61 (1.08) 1.07 2.36
Less distributions from:
Net investment income .......................... (0.49) (0.50) (0.59) (0.64) (1.02)
Net realized gains ............................. — — (1.20) (0.13) (0.28)
Total distributions ............................... (0.49) (0.50) (1.79) (0.77) (1.30)
Net asset value, end of year ....................... $13.29 $14.05 $12.94 $15.81 $15.51
Total return .................................... (1.79)% 12.40% (6.73)% 6.94% 16.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.79% 0.74% 0.74% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
e,f
..... 0.75% 0.72% 0.72% 0.72% 0.71%
g
Expenses - incurred in connection with securities sold short 0.02% 0.02% —%
h
—% 0.01%
Net investment income ........................... 3.28%
c
3.28% 3.02% 3.72% 5.82%
d
Supplemental data
Net assets, end of year (000’s) ..................... $47,970 $107,723 $116,012 $123,863 $52,277
Portfolio turnover rate ............................ 52.07% 60.96% 115.52% 32.90% 44.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 5.50%.
e
Include dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Statement of Investments, December 31, 2020
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks 73.2%
Aerospace & Defense 2.6%
BAE Systems plc ..................................... United Kingdom 3,919,425 $ 26,139,670
Huntington Ingalls Industries, Inc. ......................... United States 356,000 60,690,880
86,830,550
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Belgium 2,548,299 54,192
Banks 0.5%
b
BNP Paribas SA ...................................... France 316,236 16,695,473
Beverages 0.6%
Heineken NV ........................................ Netherlands 192,840 21,490,759
Biotechnology 0.5%
b
Alexion Pharmaceuticals, Inc. ............................ United States 104,227 16,284,427
Chemicals 1.2%
d,e
Advanced Emissions Solutions, Inc. ....................... United States 1,724,209 9,483,150
f
Covestro AG, 144A, Reg S .............................. Germany 474,675 29,247,558
38,730,708
Commercial Services & Supplies 2.9%
b
G4S plc ............................................ United Kingdom 27,584,520 95,822,495
Diversified Financial Services 3.2%
M&G plc ............................................ United Kingdom 5,362,814 14,476,213
Voya Financial, Inc. .................................... United States 1,557,986 91,625,157
106,101,370
Diversified Telecommunication Services 8.7%
Deutsche Telekom AG .................................. Germany 930,921 16,992,424
b
Intelsat SA .......................................... United States 433,269 173,741
b
Liberty Global plc, C ................................... United Kingdom 3,543,274 83,798,430
a,b,c,d
Sorenson Communications LLC, Membership Interests ......... United States 224,279 168,209,173
a,c
Windstream Holdings, Inc. ............................... United States 1,623,438 21,492,696
290,666,464
Energy Equipment & Services 0.0%
†
Schlumberger NV ..................................... United States 11,332 247,378
Entertainment 0.5%
b
Walt Disney Co. (The) .................................. United States 102,500 18,570,950
Equity Real Estate Investment Trusts (REITs) 1.1%
Brixmor Property Group, Inc. ............................. United States 835,200 13,822,560
Uniti Group, Inc. ...................................... United States 1,379,640 16,183,177
Vornado Realty Trust ................................... United States 176,000 6,571,840
36,577,577
Food Products 0.1%
Conagra Brands, Inc. .................................. United States 131,612 4,772,251
Health Care Equipment & Supplies 0.6%
b
Envista Holdings Corp. ................................. United States 204,400 6,894,412
Medtronic plc ........................................ United States 102,143 11,965,031
18,859,443
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp. .......................................... United States 3,073,147 60,418,070

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 14.0%
ASR Nederland NV .................................... Netherlands 1,510,686 $ 60,446,648
b
Brighthouse Financial, Inc. .............................. United States 328,459 11,891,858
b
Conduit Holdings Ltd. .................................. United States 2,455,000 16,903,122
Direct Line Insurance Group plc .......................... United Kingdom 8,967,550 39,224,302
Everest Re Group Ltd. ................................. United States 334,566 78,318,555
Hartford Financial Services Group, Inc. (The) ................ United States 1,129,790 55,337,114
NN Group NV ........................................ Netherlands 1,223,210 52,881,821
RSA Insurance Group plc ............................... United Kingdom 11,640,959 107,906,330
Willis Towers Watson plc ................................ United States 220,986 46,557,330
469,467,080
Interactive Media & Services 0.6%
b
Baidu, Inc., ADR ...................................... China 92,993 20,108,806
IT Services 0.9%
Cognizant Technology Solutions Corp., A .................... United States 380,689 31,197,464
Machinery 1.1%
b
Navistar International Corp. .............................. United States 838,959 36,880,638
Media 1.7%
b
Charter Communications, Inc., A .......................... United States 6,670 4,412,538
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 17,622,660 29,077,389
b,e
iHeartMedia , Inc., A .................................... United States 1,623,513 21,073,199
a,b
iHeartMedia , Inc., B ................................... United States 23,770 286,937
b
Lee Enterprises, Inc. ................................... United States 1,154,653 1,454,863
56,304,926
Oil, Gas & Consumable Fuels 4.7%
BP plc .............................................. United Kingdom 13,624,693 47,018,748
ENEOS Holdings, Inc. .................................. Japan 5,778,256 20,753,775
Royal Dutch Shell plc, A ................................ Netherlands 1,122,432 19,758,959
b
Whiting Petroleum Corp. ................................ United States 163,397 4,084,925
Williams Cos., Inc. (The) ................................ United States 3,292,500 66,014,625
157,631,032
Pharmaceuticals 6.8%
b
Elanco Animal Health, Inc. ............................... United States 512,220 15,709,787
Eli Lilly and Co. ....................................... United States 57,700 9,742,068
GlaxoSmithKline plc ................................... United Kingdom 4,896,677 89,605,771
Merck & Co., Inc. ..................................... United States 911,700 74,577,060
Novartis AG, ADR ..................................... Switzerland 394,006 37,205,987
226,840,673
Semiconductors & Semiconductor Equipment 2.3%
b
Inphi Corp. .......................................... United States 184,400 29,590,668
Xilinx, Inc. ........................................... United States 341,100 48,357,747
77,948,415
Software 3.8%
b
Check Point Software Technologies Ltd. .................... Israel 418,311 55,597,715
NortonLifeLock , Inc. ................................... United States 609,904 12,673,805
Oracle Corp. ......................................... United States 912,426 59,024,838
127,296,358
Specialty Retail 2.7%
Tiffany & Co. ......................................... United States 569,896 74,912,829
a,b,d
TRU Kids Parent LLC .................................. United States 7,104 16,218,825

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a,b,d
Wayne Services Legacy, Inc. ............................. United States 7,104 $ —
91,131,654
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp. .................................. United States 637,782 35,326,745
Tobacco 7.3%
Altria Group, Inc. ...................................... United States 1,494,845 61,288,645
British American Tobacco plc ............................. United Kingdom 2,788,247 103,554,329
Imperial Brands plc .................................... United Kingdom 3,824,765 80,228,721
245,071,695
Wireless Telecommunication Services 1.9%
Vodafone Group plc ................................... United Kingdom 38,321,892 62,947,845
Total Common Stocks (Cost $2,250,230,487) ....................................
2,450,275,438
Convertible Preferred Stocks 0.7%
Multi-Utilities 0.7%
Sempra Energy, 6%, A ................................. United States 225,650 22,510,844
Total Convertible Preferred Stocks (Cost $22,951,706) ...........................
22,510,844
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 1,211,964
Media 0.0%
†
a,b
Cxloyalty Group Holdings, Inc., 4/10/24 ..................... United States 48,381 —
b
iHeartMedia , Inc., 5/01/39 ............................... United States 1,872 24,297
a,b
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 37,851
62,148
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 338,090 1,098,793
Total Warrants (Cost $9,283,796) ..............................................
2,372,905
Principal
Amount
*
Corporate Bonds 8.2%
Airlines 1.8%
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 39,357,000 45,447,495
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 15,498,000 16,689,409
62,136,904
Diversified Telecommunication Services 3.1%
g
Frontier Communications Corp. ,
Senior Note, 8.875%, 9/15/20 .......................... United States 21,382,000 10,370,270
Senior Note, 10.5%, 9/15/22 ........................... United States 77,063,000 40,343,636
Senior Note, 11%, 9/15/25 ............................. United States 41,812,000 22,029,698
Intelsat Jackson Holdings SA , Senior Bond , 5.5% , 8/01/23 ...... Luxembourg 45,750,000 31,110,000
103,853,604

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Machinery 0.7%
f
Navistar International Corp. ,
Senior Note, 144A, 6.625%, 11/01/25 .................... United States 13,500,000 $ 14,160,150
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 7,061,400 7,939,662
22,099,812
Media 0.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.5% , 2/01/24 ....... United States 1,642,000 1,822,066
iHeartCommunications , Inc. , Senior Note , 8.375% , 5/01/27 ......
United States 20,000,000 21,383,500
23,205,566
Multiline Retail 0.2%
f
Macy's, Inc. , Senior Secured Note , 144A, 8.375% , 6/15/25 ...... United States 6,246,000 6,943,053
Software 1.3%
f
Veritas US, Inc. / Veritas Bermuda Ltd. ,
Senior Note, 144A, 10.5%, 2/01/24 ...................... United States 30,222,000 30,846,538
Senior Secured Note, 144A, 7.5%, 2/01/23 ................ United States 3,682,000 3,697,741
Senior Secured Note, 144A, 7.5%, 9/01/25 ................ United States 8,935,000 9,180,712
43,724,991
Wireless Telecommunication Services 0.4%
f,g
Intelsat Connect Finance SA , Senior Note , 144A, 9.5% , 2/15/23 .. Luxembourg 48,845,000 13,340,791
Total Corporate Bonds (Cost $339,351,325) .....................................
275,304,721
h
Senior Floating Rate Interests 4.1%
i
Diversified Telecommunication Services 0.5%
Intelsat Jackson Holdings SA, Term Loan, B3, 8%, (1-month USD
LIBOR + 4.75%), 11/27/23 ............................. Luxembourg 8,000,000 8,134,280
d
Sorenson Communications LLC, First Lien, Initial Term Loan,
6.754%, (3-month USD LIBOR + 6.5%), 4/29/24 ............. United States 8,901,584 8,929,446
17,063,726
a a a a a a
Health Care Providers & Services 2.9%
j
Envision Healthcare Corp., 2020 New Term Loan, 5.5%, PIK,
(1-month USD LIBOR), 10/10/25 ........................ United States 78,167,194 60,657,195
Envision Healthcare Corp., Initial Term Loan, 3.896%, (1-month USD
LIBOR + 3.75%), 10/10/25 ............................. United States 40,229,123 33,737,349
94,394,544
a a a a a a
Machinery 0.3%
i
Navistar, Inc., Term Loan, B, 3.66%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 10,015,695 10,024,459
Software 0.4%
i
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD LIBOR + 5.5%),
9/01/25 ........................................... United States 13,864,253 13,845,189
Total Senior Floating Rate Interests (Cost $211,386,972) .........................
135,327,918
Shares
Companies in Liquidation 0.0%
†
a,b,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,k
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,531,470 —

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country Shares
a
Value
a a a a a a
Companies in Liquidation
(continued)
a,b,k
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 104,175,133 $ 156,262
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $3,234,626) ...............................
156,262
Total Long Term Investments (Cost $2,836,438,912) .............................
2,885,948,088
a
Short Term Investments 13.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 13.7%
l
FHLB, 1/04/21 ....................................... United States 39,000,000 39,000,000
l
U.S. Treasury Bills ,
1/05/21 ........................................... United States 84,500,000 84,500,012
1/21/21 ........................................... United States 50,000,000 49,999,173
1/26/21 ........................................... United States 4,500,000 4,499,897
2/04/21 ........................................... United States 50,000,000 49,998,062
m
2/11/21 ........................................... United States 50,000,000 49,997,361
m
2/18/21 ........................................... United States 50,000,000 49,996,563
3/09/21 ........................................... United States 50,000,000 49,993,334
m
4/27/21 ........................................... United States 50,000,000 49,989,328
6/01/21 ........................................... United States 20,000,000 19,993,833
m
6/10/21 ........................................... United States 10,000,000 9,996,827
418,964,390
Total U.S. Government and Agency Securities (Cost $457,946,842) ................
457,964,390
n
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Shares
Money Market Funds 0.0%
†
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 391,000 391,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
q
Joint Repurchase Agreement, BofA Securities, Inc., 0.06%, 1/04/21
(Maturity Value $36,764)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$37,499) .......................................... 36,764 36,764
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $427,764) .............................................................
427,764
Total Short Term Investments (Cost $458,374,606 ) ...............................
458,392,154
a
Total Investments (Cost $3,294,813,518) 99.9% ..................................
$3,344,340,242
Securities Sold Short (4.1)% ..................................................
(135,771,733)
Other Assets, less Liabilities 4.2% .............................................
139,903,537
Net Assets 100.0% ...........................................................
$3,348,472,046

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
a a
Country Shares a Value
Securities Sold Short (4.1)%
Common Stocks (4.1)%
Insurance (1.5)%
r
Aon plc, A ........................................... United States 238,687 (50,427,402)
Pharmaceuticals (0.4)%
r
AstraZeneca plc, ADR .................................. United Kingdom 221,408 (11,068,186)
r
Semiconductors & Semiconductor Equipment (2.2)%
Advanced Micro Devices, Inc. ............................ United States 587,851 (53,911,815)
Marvell Technology Group Ltd. ........................... United States 428,362 (20,364,330)
(74,276,145)
Total Common Stocks (Proceeds $134,701,980) .................................
(135,771,733)
Total Securities Sold Short (Proceeds $134,701,980) .............................
$(135,771,733)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
See Note 13 regarding holdings of 5% voting securities.
e
A portion or all of the security is on loan at December 31, 2020. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $177,493,109, representing 5.3% of net assets.
g
See Note 8 regarding credit risk and defaulted securities.
h
See Note 1(g) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
Income may be received in additional securities and/or cash.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.
m
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At December 31, 2020, the aggregate value of these securities pledged amounted to $84,795,540, representing 2.5% of net assets.
n
See Note 1(f) regarding securities on loan.
o
See Note 3(f) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 1(c) regarding joint repurchase agreement.
r
See Note 1(e) regarding securities sold short.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 243 $ 37,197,225 3/15/21 $ (219,017)
Foreign Exchange GBP/USD ................... Short 735 62,746,031 3/15/21 (932,055)
Total Futures Contracts ...................................................................... $(1,151,072)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 6,513,531 7,678,591 1/15/21 $ — $ (280,966)
Euro ............. SSBT Sell 13,417,827 15,304,105 1/15/21 — (1,092,524)
Euro ............. UBSW Sell 14,061,801 16,068,971 1/15/21 — (1,114,595)
British Pound ...... HSBK Buy 3,099,049 2,271,422 1/19/21 7,746 —
British Pound ...... SSBT Sell 23,411,716 29,325,796 1/19/21 — (2,696,164)
British Pound ...... BNY Sell 34,257,636 44,887,393 2/16/21 — (1,978,802)
British Pound ...... BOFA Sell 25,261,406 33,326,922 2/16/21 — (1,231,969)
British Pound ...... HSBK Sell 78,783,947 102,847,913 2/16/21 — (4,932,546)
British Pound ...... SSBT Sell 6,623,833 8,786,581 2/16/21 — (275,161)
British Pound ...... UBSW Sell 5,904,520 7,750,624 2/16/21 — (327,061)
Euro ............. BOFA Sell 6,789,794 8,276,574 2/23/21 — (27,920)
Euro ............. HSBK Sell 4,900,753 6,007,705 2/23/21 20,434 (6,766)
Euro ............. SSBT Sell 904,233 1,080,170 2/23/21 — (25,784)
Euro ............. UBSW Sell 10,580,355 12,550,886 2/23/21 — (389,786)
Euro ............. BNY Sell 3,573,000 4,170,870 4/07/21 — (203,495)
Euro ............. HSBK Sell 1,897,322 2,253,252 4/07/21 — (69,608)
Euro ............. SSBT Sell 1,169,814 1,387,517 4/07/21 — (44,668)
Euro ............. UBSW Sell 3,051,031 3,626,683 4/07/21 — (108,643)
British Pound ...... BNY Sell 1,000,000 1,337,585 4/23/21 — (30,948)
British Pound ...... BOFA Sell 10,023,218 13,508,467 4/23/21 — (208,638)
British Pound ...... HSBK Sell 118,740,335 158,414,579 4/23/21 — (4,085,487)
British Pound ...... SSBT Sell 22,087,585 29,608,861 4/23/21 — (618,727)
British Pound ...... UBSW Sell 37,842,378 50,633,173 4/23/21 — (1,155,371)
Total Forward Exchange Contracts ................................................... $28,180 $(20,905,629)
Net unrealized appreciation (depreciation) ............................................ $(20,877,449)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
See Note 12 regarding other derivative information.
See Abbreviations on page 46 .

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Mutual
Quest Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,224,413,148
Cost - Non-controlled affiliates (Note 3 f and 13 ) ................................................... 70,363,606
Cost - Unaffiliated repurchase agreements ...................................................... 36,764
Value - Unaffiliated issuers (Includes securities loaned of $421,850) ................................... $3,141,071,884
Value - Non-controlled affiliates (Note 3 f and 13 ) .................................................. 203,231,594
Value - Unaffiliated repurchase agreements ...................................................... 36,764
Cash .................................................................................... 1,294,956
Foreign currency, at value (cost $2,577,096) ...................................................... 2,576,684
Receivables:
Investment securities sold ................................................................... 3,989,649
Capital shares sold ........................................................................ 860,007
Dividends and interest ..................................................................... 15,105,984
European Union tax reclaims (Note 1 h ) ......................................................... 13,335,338
Deposits with brokers for:
Securities sold short ..................................................................... 137,533,971
Futures contracts ........................................................................ 2,548,761
Variation margin on futures contracts ........................................................... 1,500
Unrealized appreciation on OTC forward exchange contracts .......................................... 28,180
Other assets .............................................................................. 722,216
Total assets .......................................................................... 3,522,337,488
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,160,166
Capital shares redeemed ................................................................... 5,393,537
Management fees ......................................................................... 1,912,767
Distribution fees .......................................................................... 227,059
Transfer agent fees ........................................................................ 265,671
Trustees' fees and expenses ................................................................. 352,002
Securities sold short, at value (proceeds $134,701,980) .............................................. 135,771,733
Unrealized depreciation on OTC forward exchange contracts .......................................... 20,905,629
Payable upon return of securities loaned (Note 1 f ) .................................................. 427,764
Accrued expenses and other liabilities ........................................................... 449,114
Total liabilities ......................................................................... 173,865,442
Net assets, at value ................................................................. $3,348,472,046
Net assets consist of:
Paid-in capital ............................................................................. $3,918,791,438
Total distributable earnings (losses) ............................................................. (570,319,392)
Net assets, at value ................................................................. $3,348,472,046

Franklin Mutual Series Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Mutual
Quest Fund
Class Z:
Net assets, at value ....................................................................... $2,472,118,489
Shares outstanding ........................................................................ 185,779,906
Net asset value and maximum offering price per share ............................................. $13.31
Class A:
Net assets, at value ....................................................................... $760,172,992
Shares outstanding ........................................................................ 58,075,087
Net asset value per share
a
.................................................................. $13.09
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.85
Class C:
Net assets, at value ....................................................................... $65,714,727
Shares outstanding ........................................................................ 5,052,969
Net asset value and maximum offering price per share
a
............................................. $13.01
Class R:
Net assets, at value ....................................................................... $2,495,352
Shares outstanding ........................................................................ 193,876
Net asset value and maximum offering price per share ............................................. $12.87
Class R6:
Net assets, at value ....................................................................... $47,970,486
Shares outstanding ........................................................................ 3,609,017
Net asset value and maximum offering price per share ............................................. $13.29
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin Mutual
Quest Fund
Investment income:
Dividends: (net of foreign taxes of $1,538,105)
Unaffiliated issuers ........................................................................ $87,148,568
Non-controlled affiliates (Note 3 f and 13 ) ........................................................ 431,052
Interest:
Unaffiliated issuers ........................................................................ 45,088,363
Adjustment for uncollectible interest (Note 8 ) (10,102,743)
Non-controlled affiliates (Note 3 f and 13 ) ........................................................ 3,094,284
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 54,458
Non-controlled affiliates (Note 3 f ) ............................................................. 4,386
Other income (Note 1 h ) ...................................................................... 12,941,680
Total investment income ................................................................... 138,660,048
Expenses:
Management fees (Note 3 a ) ................................................................... 23,224,095
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,017,871
    Class C ................................................................................ 792,254
    Class R ................................................................................ 14,244
Transfer agent fees: (Note 3e )
    Class Z ................................................................................ 1,898,702
    Class A ................................................................................ 620,948
    Class C ................................................................................ 61,219
    Class R ................................................................................ 2,260
    Class R6 ............................................................................... 43,217
Custodian fees (Note 4 ) ...................................................................... 80,782
Reports to shareholders ...................................................................... 291,602
Registration and filing fees .................................................................... 112,501
Professional fees ........................................................................... 175,592
Trustees' fees and expenses .................................................................. 237,286
Dividends on securities sold short .............................................................. 845,982
Other .................................................................................... 195,730
Total expenses ......................................................................... 30,614,285
Expense reductions (Note 4 ) ............................................................... (42,804)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (29,894)
Net expenses ......................................................................... 30,541,587
Net investment income ................................................................ 108,118,461

Franklin Mutual Series Funds
Financial Statements
Statement of Operations
(continued)
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Franklin Mutual
Quest Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (273,578,231)
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... 1,557,129
Written options ........................................................................... 1,954,918
Foreign currency transactions ................................................................ (780,607)
Forward exchange contracts ................................................................. (4,048,697)
Futures contracts ......................................................................... (3,862,214)
Securities sold short ....................................................................... (2,724,003)
Net realized gain (loss) .................................................................. (281,481,705)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,726,496)
Non-controlled affiliates (Note 3 f and 13 ) ...................................................... 9,089,410
Translation of other assets and liabilities denominated in foreign currencies .............................. 524,696
Written options ........................................................................... (34,125)
Forward exchange contracts ................................................................. (7,813,363)
Futures contracts ......................................................................... (61,775)
Securities sold short ....................................................................... 4,752,276
Net change in unrealized appreciation (depreciation) ............................................ 4,730,623
Net realized and unrealized gain (loss) ............................................................ (276,751,082)
Net increase (decrease) in net assets resulting from operations .......................................... $(168,632,621)

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Franklin Mutual Quest Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $108,118,461 $140,355,063
Net realized gain (loss) ................................................. (281,481,705) (205,867,676)
Net change in unrealized appreciation (depreciation) ........................... 4,730,623 583,830,277
Net increase (decrease) in net assets resulting from operations ................ (168,632,621) 518,317,664
Distributions to shareholders:
Class Z ............................................................. (88,513,242) (104,723,243)
Class A ............................................................. (25,836,539) (33,694,633)
Class C ............................................................. (1,653,400) (2,725,827)
Class R ............................................................. (79,463) (102,662)
Class R6 ............................................................ (1,787,534) (3,763,980)
Total distributions to shareholders .......................................... (117,870,178) (145,010,345)
Capital share transactions: (Note 2 )
Class Z ............................................................. (375,723,823) (273,149,893)
Class A ............................................................. (202,140,515) (122,215,243)
Class C ............................................................. (38,007,161) (40,715,515)
Class R ............................................................. (650,224) 223,722
Class R6 ............................................................ (50,477,828) (18,209,640)
Total capital share transactions ............................................ (666,999,551) (454,066,569)
Net increase (decrease) in net assets ................................... (953,502,350) (80,759,250)
Net assets:
Beginning of year ....................................................... 4,301,974,396 4,382,733,646
End of year ........................................................... $3,348,472,046 $4,301,974,396

Franklin Mutual Series Funds
Notes to Financial Statements
Franklin Mutual Quest Fund
30
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of six
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Mutual Quest Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class Z, Class A, Class C, Class R and Class
R6. Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Quest Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Quest Fund
(continued)
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Statement of Investments, had
been entered into on December 31, 2020.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2020, the Fund had OTC
derivatives in a net liability position of $20,877,449 and the aggregate value of collateral pledged for such contracts was
$19,122,680.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

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Annual Report
Franklin Mutual Quest Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and/or OTC
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 12 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class Z Shares:
Shares sold ................................... 11,975,046 $149,320,633 15,090,002 $210,921,808
Shares issued in reinvestment of distributions .......... 6,365,818 83,875,711 7,039,345 99,052,207
Shares redeemed ............................... (48,888,085) (608,920,167) (41,662,846) (583,123,908)
Net increase (decrease) .......................... (30,547,221) $(375,723,823) (19,533,499) $(273,149,893)
Class A Shares:
Shares sold
a
................................... 5,459,688 $66,335,009 8,918,707 $122,459,568
Shares issued in reinvestment of distributions .......... 1,926,839 24,975,532 2,357,320 32,648,125
Shares redeemed ............................... (24,143,354) (293,451,056) (20,150,894) (277,322,936)
Net increase (decrease) .......................... (16,756,827) $(202,140,515) (8,874,867) $(122,215,243)
Class C Shares:
Shares sold ................................... 543,895 $6,612,820 1,166,930 $15,819,778
Shares issued in reinvestment of distributions .......... 127,396 1,638,319 195,226 2,680,611
Shares redeemed
a
.............................. (3,830,835) (46,258,300) (4,357,765) (59,215,904)
Net increase (decrease) .......................... (3,159,544) $(38,007,161) (2,995,609) $(40,715,515)
Class R Shares:
Shares sold ................................... 64,584 $795,475 96,194 $1,289,422
Shares issued in reinvestment of distributions .......... 6,240 79,463 7,540 102,662
Shares redeemed ............................... (127,918) (1,525,162) (86,277) (1,168,362)
Net increase (decrease) .......................... (57,094) $(650,224) 17,457 $223,722
Class R6 Shares:
Shares sold ................................... 1,366,692 $16,709,924 1,870,657 $26,089,722
Shares issued in reinvestment of distributions .......... 132,282 1,738,797 264,636 3,718,560
Shares redeemed ............................... (5,559,457) (68,926,549) (3,434,204) (48,017,922)
Net increase (decrease) .......................... (4,060,483) $(50,477,828) (1,298,911) $(18,209,640)
1. Organization and Significant Accounting Policies
(continued)
j. Accounting Estimates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $2,626,346, of which $1,375,131 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until April 30, 2021.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $48,244
CDSC retained .............................................................................. $11,145
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $29,702,000 $(29,311,000) $ — $ — $391,000 391,000 $4,386
Total Affiliated Securities .... $— $29,702,000 $(29,311,000) $— $— $391,000 $4,386
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended December 31, 2020, these purchase and sale transactions aggregated $ 10,210,804 and $ 0 , respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the year ended December 31, 2020, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019 , was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
a
Projected benefit obligation at December 31, 2020 ...... $352,002
b
Decrease in projected benefit obligation .............. $(279)
Benefit payments made to retired trustees ............. $(3,384)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statement of Assets and Liabilities.
b
The decrease in projected benefit obligation is included in trustees’ fees and expenses in the Statement of Operations.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $126,806,674
Long term ................................................................................ 410,635,392
Total capital loss carryforwards ............................................................... $537,442,066
2020 2019
Distributions paid from:
Ordinary income .......................................................... $117,870,178 $145,010,345
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, EU reclaims, bond discounts and premiums, return of capital distributions and wash sales.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2020, aggregated $1,450,125,523 and $1,929,657,157, respectively.
At December 31, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received
$427,764 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. For the year ended December
31, 2020, the Fund recorded an adjustment for uncollectible interest of $10,102,743, as noted in the Statement of Operations.
At December 31, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $117,194,395, representing 3.5% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Cost of investments .......................................................................... $3,232,681,006
Unrealized appreciation ........................................................................ $478,723,673
Unrealized depreciation ........................................................................ (524,864,691)
Net unrealized appreciation (depreciation) .......................................................... $(46,141,018)
Distributable earnings:
Undistributed ordinary income ................................................................... $157,358
6. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
12. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 1,692,334 $ 54,192
224,279
a
Sorenson Communications LLC, Membership Interests 4/30/14 — 168,209,173
1,623,438
b
Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 21,492,696
Total Restricted Securities (Value is 5.66% of Net Assets) ............. $14,551,810 $189,756,061
a
The Fund also invests in unrestricted securities of the issuer, valued at $8,929,446 as of December 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,211,964 as of December 31, 2020.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 1,151,072
a
Unrealized appreciation on OTC
forward exchange contracts
28,180 Unrealized depreciation on OTC
forward exchange contracts
20,905,629
Total .................... $28,180 $22,056,701
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
For the year ended December 31, 2020, the average month end notional amount of futures contracts and options represented
$105,048,312 and 355,815 shares, respectively. The average month end contract value of forward exchange contracts was
$436,214,261.
See Note 1(d) regarding derivative financial instruments.
13. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended December 31, 2020, investments in “affiliated companies” were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Futures contracts $(3,862,215) Futures contracts $(61,775)
Forward exchange contracts (4,048,697) Forward exchange contracts (7,813,363)
Equity Contracts ...........
Investments (46)
a
Investments 42,539
a
Written options 1,954,918 Written options (34,125)
Total .................... $(5,956,040) $(7,866,724)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Advanced Emissions Solutions
Inc ................. $ 18,104,195 $ — $ — $ — $ (8,621,045) $ 9,483,150 1,724,209 $ 431,052
Lee Enterprises, Inc. ...... 4,609,275 — (2,329,081) (387,686) —
a
—
a
—
a
—
Lee Enterprises, Inc., 12/31/22 130,691 — — — —
a
—
a
—
a
—
Sorenson Communications
LLC, Membership Interests 152,057,986 — — — 16,151,187 168,209,173 224,279 —
TRU Kids Parent LLC ...... 26,506,829 — — — (10,288,004) 16,218,825 7,104 —
Wayne Services Legacy Inc .. — — (683,307)
b
683,307 — — 7,104 —
12. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
14. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
15. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Mutual Quest Fund (continued)
Non-Controlled Affiliates
Interest
Lee Enterprises, Inc., Second
Lien, Term Loan, 12%,
12/15/22 ............. $ 34,210,244 $ 41,580
b
$ (34,317,486) $ 644,118 $ (578,456) $ —
c
— $ 452,880
Lee Enterprises, Inc., Senior
Secured Note, 144A, 9.5%,
3/15/22 .............. 90,529,405 45,481
b
(97,050,000) 507,122 5,967,992 —
c
— 1,920,781
Sorenson Communications
LLC, First Lien, Initial Term
Loan ............... 12,473,036 46,787
b
(3,595,676) 110,268 (104,969) 8,929,446 8,901,584 720,623
Total Affiliated Securities
(Value is 6.1% of Net Assets) $338,621,661 $133,848 $(137,975,550) $ 1,557,129 $ 2,526,705 $202,840,594 $3,525,336
a
As of December 31, 2020, no longer an affiliate.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of December 31, 2020, no longer held by the Fund.
13. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 60,690,880 $ 26,139,670 $ — $ 86,830,550
Auto Components ...................... — — 54,192 54,192
Banks ............................... — 16,695,473 — 16,695,473
Beverages ........................... 21,490,759 — — 21,490,759
Biotechnology ......................... 16,284,427 — — 16,284,427
Chemicals ........................... 9,483,150 29,247,558 — 38,730,708
Commercial Services & Supplies ........... — 95,822,495 — 95,822,495
Diversified Financial Services ............. 91,625,157 14,476,213 — 106,101,370
Diversified Telecommunication Services ..... 83,972,171 16,992,424 189,701,869 290,666,464
Energy Equipment & Services ............. 247,378 — — 247,378
Entertainment ......................... 18,570,950 — — 18,570,950
Equity Real Estate Investment Trusts (REITs) . 36,577,577 — — 36,577,577
Food Products ........................ 4,772,251 — — 4,772,251
Health Care Equipment & Supplies ......... 18,859,443 — — 18,859,443
Independent Power and Renewable Electricity
Producers .......................... 60,418,070 — — 60,418,070
Insurance ............................ 209,007,979 260,459,101 — 469,467,080
Interactive Media & Services .............. 20,108,806 — — 20,108,806
IT Services ........................... 31,197,464 — — 31,197,464
Machinery ............................ 36,880,638 — — 36,880,638
Media ............................... 56,017,989 — 286,937 56,304,926
Oil, Gas & Consumable Fuels ............. 70,099,550 87,531,482 — 157,631,032
Pharmaceuticals ....................... 137,234,902 89,605,771 — 226,840,673
Semiconductors & Semiconductor Equipment . 77,948,415 — — 77,948,415
Software ............................. 127,296,358 — — 127,296,358
Specialty Retail ........................ 74,912,829 — 16,218,825
a
91,131,654
Technology Hardware, Storage & Peripherals . 35,326,745 — — 35,326,745
Tobacco ............................. 61,288,645 183,783,050 — 245,071,695
Wireless Telecommunication Services ....... — 62,947,845 — 62,947,845
Companies in Liquidation .................. — — 156,262
a
156,262
Convertible Preferred Stocks ............... 22,510,844 — — 22,510,844
Corporate Bonds ........................ — 275,304,721 — 275,304,721
Senior Floating Rate Interests ............... — 135,327,918 — 135,327,918
Warrants :
Diversified Telecommunication Services ..... — — 1,211,964 1,211,964
Media ............................... 24,297 — 37,851
a
62,148
Software ............................. — 1,098,793 — 1,098,793
Short Term Investments ................... 419,355,390 39,036,764 — 458,392,154
Total Investments in Securities ........... $1,802,203,064 $1,334,469,278 $207,667,900 $3,344,340,242
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 28,180 $ — $ 28,180
Total Other Financial Instruments ......... $— $28,180 $— $28,180
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the be ginning and/or end of the year . At December 31, 2020, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 135,771,733 $ — $ — $ 135,771,733
Forward exchange contracts ................ — 20,905,629 — 20,905,629
Futures contracts ........................ 1,151,072 — — 1,151,072
Total Other Financial Instruments ......... $136,922,805 $20,905,629 $— $157,828,434
a
Includes securities determined to have no value at December 31, 2020.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 92,503 $ — $ — $ — $ — $ — $ — $ (38,311) $ 54,192 $ (38,311)
Diversified
Telecommunication
Services ........ 152,057,986 12,859,476 — — — — — 24,784,407 189,701,869 24,784,407
Media ........... 341,456 — — — — — — (54,519) 286,937 (54,519)
Specialty Retail ..... 26,506,829
b
— — — — (683,307) 683,307 (10,288,004) 16,218,825
b
(10,288,004)
Warrants :
Diversified
Telecommunication
Services ........ —
b
1,161,706 — — — — — 50,258 1,211,964 50,258
Media ........... 130,691 — — — — — — (92,840) 37,851
b
(92,840)
Companies in Liquidation 57,296
b
— — — — (17,597) 17,597 98,967 156,262
b
98,967
Total Investments in Securities . $179,186,761 $14,021,182 $— $— $— $(700,904) $700,904 $14,459,958 $207,667,900 $14,459,958
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments. May also include amounts related to a corporate action.
b
Includes securities determined to have no value.
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12,
2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
17. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication
Services
...................
$189,701,869 Market comparables Discount for lack of
marketability
10.0% Decrease
c
EV/EBITDA multiple 3.9x-6.5x (6.2x) Increase
d
Market transactions Transaction price
weighting
50.0% Increase
Specialty Retail
...............
16,218,825 Market comparables Discount for lack of
marketability
17.7% Decrease
EV/EBITDA multiple 12.9x Increase
c
EV/Revenue multiple 0.6x Increase
Market transactions Transaction price
weighting
60.0% Increase
c
All Other Investments
..........
1,747,206
e, f
Total
..........................
$207,667,900
a
Weighted based in the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes v alues derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
f
Includes securities determined to have no value at December 31, 2020.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
15. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
(continued)
Abbreviations
Counterparty
BNY
Bank of New York
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Franklin Mutual Series Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Mutual Series Funds and Shareholders of Franklin Mutual Quest Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Franklin Mutual Quest Fund (the “Fund”) (one of the
funds constituting Franklin Mutual Series Funds), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Franklin Mutual Quest Fund (one of the funds constituting Franklin Mutual Series Funds)
at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
February 23, 2021

Franklin Mutual Series Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Mutual Quest Fund
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 35.24% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $83,071,748 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $43,725,807 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended December 31, 2020.

Franklin Mutual Series Funds
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 1987 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee and
Chairperson
Trustee since 1995 and
Chairperson since 2020
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2002 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jan Hopkins Trachtman
(1947)
Trustee Since 2009 11 FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-present) and
FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (August 2020-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air reporter, ABC News’ World News Tonight;
and Editor, CBS Network News.
Keith Mitchell (1954) Trustee Since 2009 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2015 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 1991 30 El Oro Ltd (investments) (2003-
2019).
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2015 11 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Independent Board Members
(continued)

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Peter A. Langerman (1955) Trustee,
President, and
Chief Executive
Officer –
Investment
Management
Trustee since
2007, President,
and Chief
Executive Officer –
Investment
Management since
2005
6 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Mutual Advisers, LLC; and officer and/or director, as the case may be, of three of the investment companies in Franklin Templeton.
Alison E. Baur (1964 Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Secretary
Vice President
since 2009 and
Secretary
since 2005
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC which is the Fund’s investment manager.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 2: Effective October 17, 2020, Charles Rubens, II ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 1995. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2015, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds

franklintempleton.com
Annual Report
statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Mutual Series Funds
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

475 A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Mutual Quest Fund
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND -
(Class Z)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edward I. Altman, Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $344,041 for the fiscal year ended December 31, 2020 and $466,362 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $3,282 the fiscal year ended December 31, 2020 and $22,310 for the fiscal year ended December 31, 2019. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities and India tax compliance services.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $91,000 for the fiscal year ended December 31, 2020 and $70,000 for the fiscal year ended December 31, 2019. The services for which these fees were paid included technical tax consultation for withholding tax report to foreign governments, application of local country tax laws and tax advice.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $94,282 for the fiscal year ended December 31, 2020 and $92,310 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUTUAL SERIES FUNDS

By S/MATTHEW T. HINKLE________________________
   Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S/MATTHEW T. HINKLE________________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date February 26, 2021

By S/ROBERT G. KUBILIS________________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021